As filed with the Securities and Exchange                      File No. 33-41694
Commission on December 17, 1998                                File No. 811-6352

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

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             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 29

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 39

                            AETNA SERIES FUND, INC.
                            -----------------------

          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
                       Aeltus Investment Management, Inc.
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)


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It is proposed that this filing will become effective:



            X         on March 1, 1999 pursuant to paragraph (a)(1)
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AETNA SERIES FUND, INC.
PROSPECTUS
CLASS A, CLASS B AND CLASS C SHARES

March 1, 1999


Capital Appreciation Funds
Aetna Growth Fund (Growth)
Aetna International Fund (International)
Aetna Mid Cap Fund (Mid Cap)
Aetna Small Company Fund (Small Company)
Aetna Value Opportunity Fund (Value Opportunity)

Growth & Income Funds
Aetna Balanced Fund (Balanced)
Aetna Growth and Income Fund (Growth and Income)
Aetna Real Estate Securities Fund (Real Estate)

Income Funds
Aetna Bond Fund (Bond Fund)
Aetna Government Fund
Aetna High Yield Fund (High Yield)
Aetna Money Market Fund (Money Market)

Index Plus Funds
Aetna Index Plus Bond Fund (Index Plus Bond)
Aetna Index Plus Large Cap Fund (Index Plus Large Cap)
Aetna Index Plus Mid Cap Fund (Index Plus Mid Cap)
Aetna Index Plus Small Cap Fund (Index Plus Small Cap)

Generation Funds
Aetna Ascent Fund (Ascent)
Aetna Crossroads Fund (Crossroads)
Aetna Legacy Fund (Legacy)


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.

This Prospectus is for investors purchasing or considering purchase of Class A, Class B or Class C shares of one or more of the Funds.

                               TABLE OF Contents

THE FUNDS' INVESTMENTS                                                                 3
    Investment Objectives, Principal Investment Strategies and Risks,
      Volatility and Performance                                                       3
    Other Investment Strategies and Risks                                             25

SHAREHOLDER FEES AND FUND EXPENSES                                                    26

MANAGEMENT OF THE FUNDS' PORTFOLIO
    INVESTMENTS                                                                       33

INVESTING IN THE FUNDS                                                                35
    Opening an Account and Selecting a Share Class                                    35
    How to Buy Shares                                                                 38
    How to Sell Shares                                                                41
    Timing of Requests                                                                42
    Other Information about Shareholder Accounts and Services                         42
    Dividends and Distributions                                                       44
    Tax Information                                                                   44

PRIVATE ACCOUNT PERFORMANCE                                                           45

FINANCIAL HIGHLIGHTS                                                                  47

ADDITIONAL INFORMATION                                                                58

                             THE Funds' INVESTMENTS

Investment Objectives, Principal Investment Strategies and Risks, Volatility and Performance

Below is a description of each Fund's investment objective, the principal investment strategies employed on behalf of each Fund and the principal risks associated with investing in each Fund.

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A performance bar chart is provided for each Fund (that has been in existence for at least one full calendar year). For each Fund that has been in existence for at least two full calendar years, the bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns shows each Fund's performance volatility. Sales charges are not reflected in the bar chart performance. If sales charges were reflected, returns would be lower. This chart is accompanied by the Fund's best and worst quarterly returns throughout the years noted in the bar chart.

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A table for each Fund (that has been in existence for at least one full calendar year) shows its average annual total returns. These returns do reflect all applicable sales charges. The table also compares the Fund's returns to those of a broad-based securities market index. Each index is a widely recognized, unmanaged index of securities. A Fund's past performance is not necessarily an indication of how it will perform in the future.

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Additional information on the Funds' investment strategies and risks is included beginning on page 25.

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Aeltus Investment Management, Inc. (Aeltus) serves as investment adviser of the Funds.

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Bradley, Foster & Sargent, Inc. (Bradley) serves as subadviser of
Value Opportunity.

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Shares of the Funds will rise and fall in value and you could lose money by investing in them. There is no guaranty the Funds will achieve their investment objectives. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

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CAPITAL APPRECIATION Funds
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AETNA GROWTH FUND (GROWTH)

Fundamental Objective Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Principal Investment Strategies Under normal market conditions, Growth invests at least 65% of its total assets in common and preferred stocks.

In managing Growth, Aeltus:

[bullet] Tends to emphasize stocks of larger companies, although it may invest in stocks of companies of any size.
[bullet] Uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose full value is not reflected in the stock price.
[bullet] Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

Principal Risks The principal risks of investing in Growth are those generally attributable to stock investing. They include the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


AETNA GROWTH FUND                                  VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class A)                1995       1996        1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   S&P 500 Index**

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* On February 2, 1998, the Fund redesignated Adviser Class shares as Class A Shares. The Fund introduced Class C shares and Class B shares on June 30, 1998, and March 1, 1999, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares, and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B or Class C shares, respectively. Class B and Class C share returns for certain periods (six years and shorter for Class B; one year for Class C) reflect the deduction of the applicable contingent deferred sales charge (CDSC) as described under "Opening an Account and Selecting a Share Class." The returns for periods without a front-end sales charge or CDSC are net of fund expenses only, and do not deduct the sales load or CDSC.
** The Standard & Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends, and is considered to be representative of the stock market in general.

AETNA INTERNATIONAL FUND
(INTERNATIONAL)

Fundamental Objective Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. International will not target any given level of current income.

Principal Investment Strategies Under normal market conditions, International invests at least 65% of its total assets in securities principally traded in three or more countries outside of North America. These securities may include common stocks as well as securities convertible into common stocks.

In managing International, Aeltus:

[bullet] Diversifies the Fund's portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their real value.
[bullet] Allocates assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.
[bullet] Invests primarily in established foreign securities markets, although it may invest in emerging markets as well.
[bullet] Typically invests in approximately 90 to 120 different securities at any one time, and looks to allocate no more than 3% of the Fund's total assets to a single security.
[bullet] Uses internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends paid by each company, in an attempt to select companies with long-term sustainable growth characteristics.
[bullet] Employs currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

Principal Risks The principal risks of investing in International are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance.

Stocks of foreign companies present additional risks for U.S. investors, including the following:

[bullet] Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.
[bullet] Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.
[bullet] Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Europe.

AETNA INTERNATIONAL FUND                              VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class A)                1995       1996        1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   MSCI EAFE Index**

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*On February 2, 1998, the Fund redesignated Adviser Class shares as Class A Shares. The Fund introduced Class C shares and Class B shares on June 30, 1998, and March 1, 1999, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares, and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B or Class C shares, respectively. Class B and Class C share returns for certain periods (six years and shorter for Class B; one year for Class C) reflect the deduction of the applicable contingent deferred sales charge (CDSC) as described under "Opening an Account and Selecting a Share Class." The returns for periods without a front-end sales charge or CDSC are net of fund expenses only, and do not deduct the sales load or CDSC.
**The Morgan Stanley Capital International-Europe, Australia and Far East Index is a market value-weighted average of the performance of more than 900 securities listed on the stock market exchanges of countries in Europe, Australia and the Far East.

AETNA MID CAP FUND (MID CAP)

Fundamental Objective Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies having medium market capitalizations.

Principal Investment Strategies Under normal market conditions, Mid Cap invests at least 65% of its total assets in common stocks of mid-capitalization companies, defined as:

[bullet] The largest 1,000 U.S. companies (as measured by market capitalization), excluding companies in the Standard & Poor's 500 Composite Index.
[bullet] All companies in the Standard & Poor's MidCap 400 Index that are not otherwise included in the largest 1,000 companies (as measured by market capitalization).

In managing Mid Cap, Aeltus invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their real value. Aeltus uses internally developed quantitative computer models to evaluate the financial characteristics of companies. Aeltus analyzes these characteristics in an attempt to identify companies whose full value is not reflected in the stock price. These characteristics include a company's potential for strong, sustainable earnings and for long-term profitability.

Principal Risks The principal risks of investing in Mid Cap are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of larger companies.


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AETNA SMALL COMPANY FUND
(SMALL COMPANY)

Fundamental Objective Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Principal Investment Strategies Under normal market conditions, Small Company invests at least 65% of its total assets in common and preferred stocks of small-capitalization companies, defined as:

[bullet] The smallest 2,000 of the largest 3,000 U.S. companies (as measured by market capitalization).
[bullet] All companies not included above that are included in the Standard & Poor's SmallCap 600 Index.

In managing Small Company, Aeltus:

[bullet] Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their real value.
[bullet] Uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose full value is not reflected in the stock price.
[bullet] Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

Principal Risks The principal risks of investing in Small Company are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

[bullet] Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.
[bullet] In many instances, the frequency and volume of trading in these stocks is substantially less than is typical of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations or may be less liquid.
[bullet] When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company stocks.
[bullet] Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

AETNA SMALL COMPANY FUND                              VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class A)                1995       1996        1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   Russell 2000 Index**

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*On February 2, 1998, the Fund redesignated Adviser Class shares as Class A Shares. The Fund introduced Class C shares and Class B shares on June 30, 1998, and March 1, 1999, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares, and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B or Class C shares, respectively. Class B and Class C share returns for certain periods (six years and shorter for Class B; one year for Class C) reflect the deduction of the applicable contingent deferred sales charge (CDSC) as described under "Opening an Account and Selecting a Share Class." The returns for periods without a front-end sales charge or CDSC are net of fund expenses only, and do not deduct the sales load or CDSC.
**The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index and represents approximately 10% of the Russell 3000 total market capitalization. The 3,000 largest U.S. companies by market capitalization, representing nearly 98% of the U.S. equity market, comprise the Russell 3000 Index. Both indices assume reinvestment of all dividends and are unmanaged.

AETNA VALUE OPPORTUNITY FUND
(VALUE OPPORTUNITY)

Fundamental Objective Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. Stocks are selected based on a value-oriented approach.

Principal Investment Strategies Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common and preferred stocks. In managing Value Opportunity, Bradley tends to emphasize common stocks of larger companies it believes are trading below their real value, although it may invest in stocks of companies of any size. Bradley believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems. In searching for investments, Bradley evaluates financial characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive.

Principal Risks The principal risks of investing in Value Opportunity are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance.

Further, stocks that appear to be undervalued may never appreciate to the extent expected. Because value-oriented stocks tend to exhibit a stronger relationship to economic cycles than growth-oriented stocks, they are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

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GROWTH & INCOME Funds
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AETNA BALANCED FUND
(BALANCED)

Fundamental Objective Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.

Principal Investment Strategies Under normal market conditions, Balanced allocates its assets among the following asset classes:

[bullet]  Equities, such as common and preferred stocks.
[bullet] Debt, such as bonds, mortgage-related and other asset-backed securities, and U.S. Government securities.
[bullet]  Money market instruments.

Aeltus typically maintains approximately 60% of Balanced's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus' view of the relative attractiveness of these asset classes. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, Aeltus uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose full value is not reflected in their equity or debt securities. Aeltus generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.

In managing the equity component of Balanced, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies to a significant extent.

In managing the debt component of Balanced, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of total assets in high-yield bonds (fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by Aeltus to be of comparable quality).

Principal Risks The principal risks of investing in Balanced are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on Aeltus' skill in allocating Fund assets between equities and debt and in choosing investments within those categories. As a result, Balanced may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

In the case of stocks, risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The Fund's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Fund shares may fall. The value of high-yield bonds are even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying securities. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.


AETNA BALANCED FUND                                  VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class A)                1995       1996        1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   60% S&P 500 Index/40%
   Lehman Brothers Aggregate
   Bond Index**

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*On February 2, 1998, the Fund redesignated Adviser Class shares as Class A Shares. The Fund introduced Class C shares and Class B shares on June 30, 1998, and March 1, 1999, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares, and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B or Class C shares, respectively. Class B and Class C share returns for certain periods (six years and shorter for Class B; one year for Class C) reflect the deduction of the applicable contingent deferred sales charge (CDSC) as described under "Opening an Account and Selecting a Share Class." The returns for periods without a front-end sales charge or CDSC are net of fund expenses only, and do not deduct the sales load or CDSC.
**The Standard & Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends, and is considered to be representative of the stock market in general. The Lehman Brothers Aggregate Bond Index is an unmanaged index of corporate, government and mortgage bonds.

AETNA GROWTH AND INCOME FUND
(GROWTH AND INCOME)

Fundamental Objective Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer above-average growth potential.

Principal Investment Strategies Under normal market conditions, Growth and Income invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital or income growth. In managing Growth and Income, Aeltus:

[bullet]  Tends to emphasize stocks of larger companies.
[bullet] Looks to diversify the Fund's assets across other asset classes (including stocks of small and medium-sized companies, international stocks, real estate securities and fixed income securities).
[bullet] Uses internally developed quantitative computer models to determine the relative attractiveness of each asset class and to evaluate the financial characteristics of securities within each class. In analyzing these characteristics, Aeltus attempts to identify momentum and valuation characteristics in selecting securities whose full value is not reflected in their price.

Principal Risks The principal risks of investing in Growth and Income are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in allocating assets and in choosing investments.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Because Aeltus emphasizes large cap stocks, the Fund may underperform when large cap stocks are out of favor; however, because the Fund is more diversified across asset classes than most other funds with similar investment objectives, it may not perform as well as those funds when large cap stocks are in favor.


AETNA GROWTH AND INCOME FUND                          VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class A)                1995       1996        1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   S&P 500 Index**

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*On February 2, 1998, the Fund redesignated Adviser Class shares as Class A Shares. The Fund introduced Class C shares and Class B shares on June 30, 1998, and March 1, 1999, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares, and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B or Class C shares, respectively. Class B and Class C share returns for certain periods (six years and shorter for Class B; one year for Class C) reflect the deduction of the applicable contingent deferred sales charge (CDSC) as described under "Opening an Account and Selecting a Share Class." The returns for periods without a front-end sales charge or CDSC are net of fund expenses only, and do not deduct the sales load or CDSC.
**The Standard & Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends, and is considered to be representative of the stock market in general.

AETNA REAL ESTATE SECURITIES FUND
(REAL ESTATE)

Fundamental Objective Seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).

Principal Investment Strategies Under normal market conditions, Real Estate invests at least 65% of its total assets in stocks, convertible securities and preferred stocks of companies principally engaged in the real estate industry. These companies may invest in, among other things, shopping malls, healthcare facilities, office parks and apartment communities, or may provide real estate management and development services.

In selecting investments from a universe of equity securities of REITs and real estate operating companies, Aeltus uses internally developed quantitative models to forecast returns of each security. Aeltus evaluates real estate companies based on their earnings history and long-term growth prospects, analyst estimates of future earnings, safety and growth in dividends, balance sheet strength and quality of management. Aeltus also considers whether the securities appear to be trading below their real value. Aeltus allocates assets among property types and economic and geographic regions. Aeltus attempts to construct Real Estate's portfolio so that the overall level of risk is not in excess of its benchmark index, the National Association of Real Estate Investment Trusts Equity Index.

Principal Risks Concentrating in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly. Those risks include:

[bullet] Periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate.
[bullet] Periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners.
[bullet] Adverse developments in the real estate industry, which may have a greater impact on the Fund than a fund more broadly diversified.

The risks generally attributable to stock investing include the sudden and unpredictable drop in the value of the market as a whole and periods of lackluster or negative performance. Although Real Estate is subject to the risks generally attributable to stock investing, because the Fund has concentrated its assets in one industry it may be subject to more abrupt swings in value than would a more diversified equity portfolio.

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INCOME Funds
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AETNA BOND FUND (BOND FUND)

Fundamental Objective Seeks to provide as high a level of total return (i.e., income and capital appreciation) as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Principal Investment Strategies Under normal market conditions, Bond Fund invests at least 65% of its total assets in:

[bullet]  High-grade corporate bonds.
[bullet]  Mortgage-related and other asset-backed securities.
[bullet] Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield bonds, and up to 25% of its total assets in foreign securities.

In managing Bond Fund, Aeltus:

[bullet] Looks to construct an intermediate-term, high quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility.
[bullet] Uses quantitative computer models to evaluate issuers whose full value is not reflected in their security prices. As a result, Bond Fund may, at times, emphasize one type of debt security rather than another.

Principal Risks The principal risks of investing in Bond Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying securities. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. These risks are usually higher for securities of companies in emerging markets.


AETNA BOND FUND                                       VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class A)                1995       1996        1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   Lehman Brothers Aggregate
   Bond Index**

-------------
*On February 2, 1998, the Fund redesignated Adviser Class shares as Class A Shares. The Fund introduced Class C shares and Class B shares on June 30, 1998, and March 1, 1999, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares, and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B or Class C shares, respectively. Class B and Class C share returns for certain periods (six years and shorter for Class B; one year for Class C) reflect the deduction of the applicable contingent deferred sales charge (CDSC) as described under "Opening an Account and Selecting a Share Class." The returns for periods without a front-end sales charge or CDSC are net of fund expenses only, and do not deduct the sales load or CDSC.
**The Lehman Brothers Aggregate Bond Index is an unmanaged index of corporate, government and mortgage bonds.

AETNA GOVERNMENT FUND

Fundamental Objective Seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Principal Investment Strategies Under normal market conditions, Aetna Government Fund invests at least 65% of its total assets in U.S. Government securities. U.S. Government securities include securities issued by the U.S. Treasury, individual government agencies and certain organizations created through federal legislation. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the U.S. Securities issued by individual agencies and organizations may be backed by the full faith and credit of the federal government as to principal or interest but are not direct obligations of the U.S. Treasury. Government securities also include certain mortgage-related securities that are sponsored by a U.S. Government agency or organization.

In managing Aetna Government Fund, Aeltus:

[bullet] Looks to construct an intermediate-term, high-quality portfolio by selecting investments with the potential to enhance the portfolio's overall yield and total return.
[bullet] Uses quantitative computer models to identify attractive investments within the U.S. Government securities markets. As a result, Aetna Government Fund may, at times, emphasize one type of U.S. Government security rather than another.

Principal Risks The principal risks of investing in Aetna Government Fund are those generally attributable to debt investing, including increases in interest rates. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

In addition to being sensitive to changes in interest rates, the prices of mortgage-related securities also are sensitive to changes in the prepayment patterns on the underlying securities. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.


AETNA GOVERNMENT FUND                                 VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class A)                1995       1996        1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   Lehman Brothers Intermediate
   Government Index**

-------------
*On February 2, 1998, the Fund redesignated Adviser Class shares as Class A Shares. The Fund introduced Class C shares and Class B shares on June 30, 1998, and March 1, 1999, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares, and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B or Class C shares, respectively. Class B and Class C share returns for certain periods (six years and shorter for Class B; one year for Class C) reflect the deduction of the applicable contingent deferred sales charge (CDSC) as described under "Opening an Account and Selecting a Share Class." The returns for periods without a front-end sales charge or CDSC are net of fund expenses only, and do not deduct the sales load or CDSC.
**The Lehman Brothers Intermediate Government Bond Index, an unmanaged index, includes those bonds found in the Lehman Brothers Government Bond Index that have a maturity of one to 9.99 years.

AETNA HIGH YIELD FUND
(HIGH YIELD)

Fundamental Objective Seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by S&P or lower than Baa3 by Moody's.

Principal Investment Strategies Under normal market conditions, High Yield invests at least 65% of its total assets in high-yield bonds. High-yield bonds are bonds rated below investment grade in terms of quality, and may include bonds of companies in default or bankruptcy.

In managing High Yield, Aeltus:

[bullet] Looks to meet the Fund's objective and reduce volatility by constructing a diversified portfolio consisting of securities with varying maturities and credit ratings. Aeltus, however, attempts to look beyond credit ratings to select investments that it believes offer opportunities for high income, growth and credit improvement.
[bullet] Uses a quantitative process for evaluating the financial criteria of issuers, such as cash flow.
[bullet] Evaluates other, less quantitative factors, such as market share, strength of management and management's equity stake in the company.

Principal Risks When the economy weakens, cash flows weaken, making it more difficult for issuers to pay principal and interest. For all bonds, there is a risk that an issuer will default. High-yield bonds, however, are more susceptible to the risk of default and their prices usually will fall if a number of other issuers default or go bankrupt or if the market anticipates either of those events.

Additional risks include:

[bullet] The performance of High Yield may be affected by weak equity markets, when issuers of high-yield bonds generally find it difficult to reduce debt by replacing debt with equity.
[bullet] Because many high-yield securities are traded only among institutional investors, it may be difficult for Aeltus to sell the Fund's portfolio investments at fair prices when high-yield bonds fall out of favor with those investors.
[bullet] Generally, when interest rates rise, bond prices fall, which may cause the value of the Fund's portfolio securities to fall as well.

--------------------------------------------------------------------------------

AETNA MONEY MARKET FUND
(MONEY MARKET)

Fundamental Objective Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Principal Investment Strategies Money Market is managed in accordance with Securities and Exchange Commission rules that are designed to ensure that money market funds maintain a stable $1.00 share price. Money Market invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies. Money Market maintains a dollar-weighted average portfolio maturity of not more than 90 days.

Principal Risks Although Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market. An investment in Money Market is not insured or guaranteed by the FDIC or any other government agency. A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the yield of Money Market's shares.

AETNA MONEY MARKET FUND                               VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class A)                1995       1996        1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   IBC Index**

-------------
*On February 2, 1998, the Fund redesignated Adviser Class shares as Class A Shares. The Fund introduced Class C shares and Class B shares on June 30, 1998, and March 1, 1999, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Adviser Class shares. For periods prior to the Class C inception date, Class C performance is calculated using the performance of Class I shares. For periods prior to the Class B inception date, Class B performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B shares. Class B share returns for certain periods (six years and shorter) reflect the deduction of the applicable contingent deferred sales charge (CDSC) as described under "Opening an Account and Selecting a Share Class." The returns for periods without a CDSC are net of fund expenses only, and do not deduct the CDSC. **IBC's Money Funds Report Average/All Taxable Index (IBC) is an average of the returns of over 250 money market mutual funds surveyed each month by IBC.


To obtain current yield information, please contact 1-800-____-____.

--------------------------------------------------------------------------------
INDEX PLUS Funds
--------------------------------------------------------------------------------

AETNA INDEX PLUS BOND FUND
(INDEX PLUS BOND)

Fundamental Objective Seeks maximum total return, consistent with preservation of capital, primarily through investment in a diversified portfolio of fixed-income securities, which will be chosen to substantially replicate the characteristics of the Lehman Brothers Aggregate Bond Index (LBAB), an unmanaged index comprised of approximately 6,900 securities.

Principal Investment Strategies Under normal market conditions, Index Plus Bond invests at least 90% of its total assets in bonds, including U.S. Treasuries, corporate bonds and mortgage-related securities.

In managing Index Plus Bond, Aeltus:

[bullet] Attempts to achieve a total return which, before deducting fund expenses, exceeds the LBAB.
[bullet] Allocates assets among various sectors as well as individual securities that it believes will outperform those in the LBAB, and underweighting certain other sectors or securities it believes will underperform.
[bullet] In determining which bonds to purchase, evaluates various criteria, such as the financial strength of the issuer and the issuer's potential for strong, sustained earnings growth as well as the potential for interest rates to rise or fall.

Aeltus expects that there will be a close correlation between the performance of Index Plus Bond and that of the LBAB in both rising and falling markets. Inclusion of a bond in the LBAB in no way implies an opinion by Lehman Brothers as to the bond's attractiveness as an investment. Index Plus Bond is neither sponsored by nor affiliated with Lehman Brothers.

Principal Risks The principal risks of investing in Index Plus Bond are those generally attributable to bond investing. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that an issuer will default.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying securities. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

The success of the Fund's strategy depends significantly on Aeltus' skill in choosing investments, and in determining which sectors or securities it overweights, underweights or avoids altogether.

--------------------------------------------------------------------------------

AETNA INDEX PLUS LARGE CAP FUND
(INDEX PLUS LARGE CAP)

Fundamental Objective Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

Principal Investment Strategies Under normal market conditions, Index Plus Large Cap invests at least 80% of its net assets in stocks included in the S&P 500 (other than Aetna Inc. common stock). The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies in the U.S. selected by Standard & Poor's Corporation.

In managing Index Plus Large Cap, Aeltus attempts to achieve its objective by overweighting those stocks in the S&P 500 that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained growth of earnings. At any one time, Aeltus generally includes in the Index Plus Large Cap portfolio approximately 400 stocks included in the S&P 500. Aeltus expects that there will be a close correlation between the performance of Index Plus Large Cap and that of the S&P 500 in both rising and falling markets.

Inclusion of a stock in the S&P 500 in no way implies an opinion by S&P as to the stock's attractiveness as an investment. Index Plus Large Cap is neither sponsored by nor affiliated with S&P.

Principal Risks The principal risks of investing in Index Plus Large Cap are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities it overweights, underweights or avoids altogether.

AETNA INDEX PLUS LARGE CAP FUND                       VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                       Years Ended December 31,
   Year-by-Year Total Return (Class A)                           1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   S & P 500 Index**

-------------

*On February 2, 1998, the Fund redesignated Adviser Class shares as Class A Shares. The Fund introduced Class C shares and Class B shares on June 30, 1998, and March 1, 1999, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares, and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B or Class C shares, respectively. Class B and Class C share returns for certain periods (six years and shorter for Class B; one year for Class C) reflect the deduction of the applicable contingent deferred sales charge (CDSC) as described under "Opening an Account and Selecting a Share Class." The returns for periods without a front-end sales charge or CDSC are net of fund expenses only, and do not deduct the sales load or CDSC.
**The Standard & Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends, and is considered to be representative of the stock market in general.

AETNA INDEX PLUS MID CAP FUND
(INDEX PLUS MID CAP)

Fundamental Objective Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.

Principal Investment Strategies Under normal market conditions, Index Plus Mid Cap invests at least 80% of its net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies in the U.S. selected by Standard & Poor's Corporation.

In managing Index Plus Mid Cap, Aeltus attempts to achieve its objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained growth of earnings. Aeltus expects that there will be a close correlation between the performance of Index Plus Mid Cap and that of the S&P 400 in both rising and falling markets.

Inclusion of a stock in the S&P 400 in no way implies an opinion by S&P as to the stock's attractiveness as an investment. Index Plus Mid Cap is neither sponsored by nor affiliated with S&P.

Principal Risks The principal risks of investing in Index Plus Mid Cap are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities it overweights, underweights or avoids altogether.

--------------------------------------------------------------------------------

AETNA INDEX PLUS SMALL CAP FUND
(INDEX PLUS SMALL CAP)

Fundamental Objective Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 (S&P 600), while maintaining a market level of risk.

Principal Investment Strategies Under normal market conditions, Index Plus Small Cap invests at least 80% of its net assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stock of 600 small-capitalization companies in the U.S. selected by Standard & Poor's Corporation.

In managing Index Plus Small Cap, Aeltus attempts to achieve its objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained growth of earnings. Aeltus expects that there will be a close correlation between the performance of Index Plus Small Cap and that of the S&P 600 in both rising and falling markets.

Inclusion of a stock in the S&P 600 in no way implies an opinion by S&P as to the stock's attractiveness as an investment. Index Plus Small Cap is neither sponsored by nor affiliated with S&P.

Principal Risks The principal risks of investing in Index Plus Small Cap are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities it overweights, underweights or avoids altogether.

Other risks include:

[bullet] Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.
[bullet] In many instances, the frequency and volume of trading in these stocks is substantially less than is typical of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.
[bullet] When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company stocks.
[bullet] Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

--------------------------------------------------------------------------------
GENERATION Funds
--------------------------------------------------------------------------------

AETNA ASCENT FUND
(ASCENT)

AETNA CROSSROADS FUND
(CROSSROADS)

AETNA LEGACY FUND
(LEGACY)

Fundamental Objectives Ascent seeks to provide capital appreciation.

Crossroads seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Legacy seeks to provide total return consistent with preservation of capital.

Principal Investment Strategies Ascent, Crossroads and Legacy are asset allocation funds that have been designed for investors with different investment objectives:

[bullet] Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
[bullet] Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.
[bullet] Legacy is managed for investors primarily seeking total return consistent with capital preservation, who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal market conditions, Aeltus allocates the assets of each Generation Fund, in varying degrees, among several classes of equities, fixed-income securities, and money market instruments. To remain consistent with each Generation Fund's investment objective and intended level of risk tolerance, Aeltus has instituted both a benchmark percentage allocation and a Fund level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Fund level range allows Aeltus to vary the securities in each Fund and take advantage of opportunities as market and economic conditions change. Aeltus does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Generation Funds' portfolios.

The Generation Funds' benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.

Each Generation Fund's allocation among assets may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as:

[bullet]  Expected dividends and returns.
[bullet]  Bond yields.
[bullet]  Price-to-earnings ratios.
[bullet]  Dividend yields.

Each Generation Fund may invest up to 15% of its total assets in high-yield bonds.

Asset Class

                                       Ascent        Crossroads(1)       Legacy(2)           Comparative Index
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Capitalization Stocks
Range                                  0-60%             0-45%             0-30%             S&P 500 Index
Benchmark                              20%               15%               10%

Small-/Mid-Capitalization Stocks
Range                                  0-40%             0-30%             0-20%             Russell 2500 Index
Benchmark                              20%               15%               10%

International Stocks                                                                         Morgan Stanley Capital
Range                                  0-40%             0-30%             0-20%             International Europe,
Benchmark                              20%               15%               10%               Australia and Far East Index

Real Estate Stocks                                                                           National Association of
Range                                  0-40%             0-30%             0-20%             Real Estate Investment Trusts
Benchmark                              20%               15%               10%               Equity Index

---------------------------------------------------------------------------------------------------------------------------
Fixed Income
---------------------------------------------------------------------------------------------------------------------------

U.S. Dollar Bonds
Range                                  0-40%             0-70%             0-100%            Salomon Brothers Broad
Benchmark                              10%               25%               40%               Investment Grade Index

International Bonds
Range                                  0-20%             0-20%             0-20%             Salomon Brothers Non-U.S.
Benchmark                              10%               10%               10%               World Government Bond Index

---------------------------------------------------------------------------------------------------------------------------
Money Market Instruments
---------------------------------------------------------------------------------------------------------------------------

Range                                  0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
Benchmark                              0%                5%                10%

----------------
(1) Crossroads will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2) Legacy will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

Principal Risks The principal risks of investing in each Generation Fund are those generally attributable to stock and bond investing. The success of each Generation Fund's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes.

For stock investments, those risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds are even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying securities. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Foreign securities tend to be less liquid and more volatile than their U.S. counterparts, and fluctuations in exchange rates may reduce or eliminate gains or create losses. These risks are usually higher for securities of companies in emerging markets.

AETNA ASCENT FUND                                     VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                       Years Ended December 31,
   Year-by-Year Total Return (Class A)                           1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   Ascent Composite**



AETNA CROSSROADS FUND                                 VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                       Years Ended December 31,
   Year-by-Year Total Return (Class A)                           1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   Crossroads Composite**

AETNA LEGACY FUND                                     VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                       Years Ended December 31,
   Year-by-Year Total Return (Class A)                           1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      Since Inception      Inception Date
   Class A (%)*
   Class B (%)*
   Class C (%)*
   Legacy Composite**

-------------
*On February 2, 1998, Ascent, Crossroads and Legacy redesignated Adviser Class shares as Class A Shares. Each Fund introduced Class C shares and Class B shares on June 30, 1998, and March 1, 1999, respectively. For periods prior to the Class A inception date, Class A performance is calculated using the performance of Class I shares, and deducting the Class A front-end sales charge and the internal fees and expenses of the Adviser Class shares. For periods prior to the Class B and Class C inception dates, Class B and Class C performance is calculated using the performance of Class I shares, and deducting the internal fees and expenses of the Class B or Class C shares, respectively. Class B and Class C share returns for certain periods (six years and shorter for Class B; one year for Class C) reflect the deduction of the applicable contingent deferred sales charge (CDSC) as described under "Opening an Account and Selecting a Share Class." The returns for periods without a front-end sales charge or CDSC are net of fund expenses only, and do not deduct the sales load or CDSC.
**The Ascent Composite, Crossroads Composite and Legacy Composite are each comprised of the seven stock and bond indices listed below in weights that correspond to the particular benchmark weights for each Fund.


  Asset Class                                         Benchmark Index
--------------------------------------------------------------------------------
Large Cap Stocks              The Standard & Poor's 500 Index is a
                              value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends, and is considered to be representative of the stock market in general.

Small-/Mid-Cap Stocks         The Russell 2500 Index consists of the smallest
                              500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index, and represents approximately 23% of the Russell 3000 total market capitalization. Each of these indices assumes reinvestment of all dividends and is unmanaged.

International Stocks          The Morgan Stanley Capital International-Europe,
                              Australia, Far East Index is an unmanaged, market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far
                              East.

Real Estate Stocks            The National Association of Real Estate Investment
                              Trusts Equity Index is an unmanaged,
                              market-weighted average of the performance for tax-qualified real estate investment trusts listed on the New York Stock Exchange, American Stock
                              Exchange and the NASDAQ National Market System.

U.S. Dollar Bonds             Salomon Brothers Broad Investment-Grade Bond Index
                              is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities and corporate issues.


International Bonds           The Salomon Brothers Non-U.S. World Government
                              Bond Index serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following
                              12 countries: Japan, United Kingdom; Germany;
                              France; Canada; the Netherlands; Australia;
                              Denmark, Italy, Belgium, Spain and Sweden.

Cash Equivalents              Three-month Treasury bills are government-backed
                              short-term investments considered to be risk-free, and equivalent to cash because their maturity is only three months.

Other Investment Strategies and Risks

In addition to the principal investments and strategies described on the previous pages, the Funds may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Derivatives Each Fund (except Money Market) may use derivatives, which are financial instruments whose value derives from another security, an interest rate, an index or a currency. The Funds primarily use futures contracts, put options and call options that hedge against price fluctuations or increase the Funds' exposure to a particular asset class. To a limited extent, the Funds also may use derivatives for speculation (investing for potential income or capital gain). Finally, certain Funds may use currency-based derivatives for hedging positions in foreign securities.

[bullet] Futures contracts are agreements that obligate the buyer to buy and the seller to sell a specific quantity of securities at a specific price on a specific date.
[bullet] Options are agreements that for a fee or premium, give the holder the right, but not the obligation, to purchase or sell a certain amount of securities during a specified period or on a specified date.

While hedging can guard against potential risks, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Defensive Investing In response to unfavorable market conditions, each Fund may make temporary investments that are not consistent with its principal investment objectives and policies.

Year 2000 Aetna Inc. (on behalf of all of its subsidiaries and affiliates) has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including:

[bullet]  Inventory.
[bullet]  Assessment.
[bullet]  Remediation.
[bullet]  Testing and certification.

Aetna Inc. is now in the testing and certification stages of its plan for the systems and applications related to the Funds, including those relating to Aeltus. Testing and certification of these systems is targeted for completion by mid-1999. The costs of these efforts will not affect the Funds.

Aeltus and the Funds also have relationships with broker dealers, transfer agents, custodians and other securities industry participants and service providers that are not affiliated with Aetna Inc. Aetna Inc. is currently examining its relationships with third parties as part of its Year 2000 plan. Aeltus believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate information that is Year 2000 date-sensitive. Preparation by third parties, however, is outside Aetna Inc.'s, Aeltus' and the Funds' control. Failure of third parties to complete adequate, timely preparations, and any resulting systems interruptions or other consequences, could have an adverse effect, directly or indirectly, on the Funds, including, without limitation, its operation or the valuation of its assets.

Risks of Conversion to Euro On January 1, 1999, 11 of the countries in the European Monetary Union adopted the Euro as their official currency. However, their original currencies (for example, the franc, the mark and the lire) will continue in use for cash transactions until January 1, 2002. After that date, it is expected that only the Euro will be used in those countries. Although a common currency is expected to confer some benefits in those markets, the conversion to the new currency will affect the Funds operationally and also has some special risks. Among other things, the conversion will affect:

[bullet] Issuers in which the Funds invest, because of changes in the competitive environment from a consolidated currency market, and greater operational costs from converting to the new currency. This could depress the value of their stock.
[bullet] The vendors the Funds depend on to carry out their business, such as custodians (which hold the foreign securities the Funds buy), the Adviser (which must price the Funds' investments to deal with the conversion to the Euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Funds.

Aeltus is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Funds' custodians have advised Aeltus of their plans to deal with the conversion, including how they will update their record keeping systems and handle the redenomination of outstanding foreign debt. Each Fund's portfolio manager also will monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Funds' investments cannot be determined with certainty at this time, but they may reduce the value of some of the Funds' holdings and increase their operational costs.

Portfolio Turnover Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. For the fiscal year ended October 31, 1998, Growth, International, Small Company, Growth and Income, Government and High Yield Fund each had a portfolio turnover rate in excess of 150%. A high portfolio turnover rate increases a Fund's transaction costs and may increase your tax liability.

SHAREHOLDER FEES AND FUND EXPENSES

The following tables describe the fees that you may pay if you buy and hold shares of the Funds. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all Fund investors.

                                   Class A Shares                     Class B Shares                       Class C Shares
                                 Shareholder Fees (1)               Shareholder Fees (1)                 Shareholder Fees (1)
------------------------------------------------------------------------------------------------------------------------------------
                              Maximum          Maximum             Maximum         Maximum             Maximum          Maximum
                               Sales       Deferred Sales       Sales Charge    Deferred Sales       Sales Charge    Deferred Sales
                           Charge (Load)    Charge (Load)         (Load) on      Charge (Load)        (Load) on       Charge (Load)
                           on Purchases   (as a percentage      Purchases (as  (as a percentage      Purchases (as  (as a percentage
                         (as a percentage     of gross           a percentage       of gross          a percentage      of gross
                            of purchase      redemption          of purchase      redemption          of purchase      redemption
                               price)        proceeds)(2)           price)         proceeds)(3)          price)         proceeds)
Growth                         5.75%             None                None            5.00%                None           1.00%
International                  5.75%             None                None            5.00%                None           1.00%
Mid Cap                        5.75%             None                None            5.00%                None           1.00%
Small Company                  5.75%             None                None            5.00%                None           1.00%
Value Opportunity              5.75%             None                None            5.00%                None           1.00%
------------------------------------------------------------------------------------------------------------------------------------
Balanced                       5.75%             None                None            5.00%                None           1.00%
Growth and Income              5.75%             None                None            5.00%                None           1.00%
Real Estate                    5.75%             None                None            5.00%                None           1.00%
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                      4.75%             None                None            5.00%                None           1.00%
Aetna Government Fund          4.75%             None                None            5.00%                None           1.00%
High Yield                     4.75%             None                None            5.00%                None           1.00%
Money Market                    None             None                None            5.00%                None            None
------------------------------------------------------------------------------------------------------------------------------------
Index Plus Bond                3.00%             None                None            5.00%                None           0.75%
Index Plus Large Cap           3.00%             None                None            5.00%                None           0.75%
Index Plus Mid Cap             3.00%             None                None            5.00%                None           0.75%
Index Plus Small Cap           3.00%             None                None            5.00%                None           0.75%
------------------------------------------------------------------------------------------------------------------------------------
Ascent                         5.75%             None                None            5.00%                None           1.00%
Crossroads                     5.75%             None                None            5.00%                None           1.00%
Legacy                         5.75%             None                None            5.00%                None           1.00%

(1) The Funds do not impose any sales charge (load) on reinvested dividends or exchanges.

(2) Currently, a CDSC of up to 1.00% is assessed only on certain redemptions of Class A shares that were purchased without a front-end sales charge.

(3) The Funds charge a CDSC of 5.0% on shares redeemed in the first year, declining to 1.00% on shares redeemed in the sixth year. No CDSC is charged thereafter.

                                 Class A Shares
                        Annual Fund Operating Expenses(1)
                  (as a percentage of average daily net assets)

                                               Distribution                        Total            Fee Waiver/
                              Management       (12b-1)                             Operating        Expense
                              Fee              Fee               Other Expenses    Expenses         Reimbursement      Net Expenses
Growth                        %                %                 %                 %                %                   %
International                 %                %                 %                 %                %                   %
Mid Cap                       %                %                 %                 %                %                   %
Small Company                 %                %                 %                 %                %                   %
Value Opportunity             %                %                 %                 %                %                   %
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                      %                %                 %                 %                %                   %
Growth and Income             %                %                 %                 %                %                   %
Real Estate                   %                %                 %                 %                %                   %
-----------------------------------------------------------------------------------------------------------------------------------
Bond Fund                     %                %                 %                 %                %                   %
Aetna Government Fund         %                %                 %                 %                %                   %
High Yield                    %                %                 %                 %                %                   %
Money Market                  %                %                 %                 %                %                   %
-----------------------------------------------------------------------------------------------------------------------------------
Index Plus Bond               %                %                 %                 %                %                   %
Index Plus Large Cap          %                %                 %                 %                %                   %
Index Plus Mid Cap            %                %                 %                 %                %                   %
Index Plus Small Cap          %                %                 %                 %                %                   %
-----------------------------------------------------------------------------------------------------------------------------------
Ascent                        %                %                 %                 %                %                   %
Crossroads                    %                %                 %                 %                %                   %
Legacy                        %                %                 %                 %                %                   %

(1) Aeltus is contractually obligated through October 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee for certain Funds and/or to reimburse a portion of those Funds' other expenses in order to ensure that the Fund's total operating expenses do not exceed the percentage of the Fund's average daily net assets reflected in the table under Net Expenses. Fee waiver/expense reimbursement obligations apply to each Fund except Growth, Balanced, and Growth and Income. An administrative services fee of 0.10% is included in Other Expenses.

The expenses shown are based on the year ended October 31, 1998, and have been restated to reflect changes in certain contractual arrangements. Previously, Class A shares (formerly Adviser Class shares) were assessed an administrative services fee of 0.25%, a distribution (12b-1) fee of 0.50% (0.00% for Money Market) and a shareholder services (12b-1) fee of 0.25% (0.10% for Money Market). As of January 1, 1998, the shareholder services fee for this class of shares was eliminated.

CLASS A SHARES EXAMPLE

The following example is designed to help you compare the costs of investing in the Funds with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

                                       1 Year*                3 Years*              5 Years*               10 Years*
Growth                                 $                      $                     $                      $
International
Mid Cap
Small Company
Value Opportunity
--------------------------------------------------------------------------------------------------------------------
Balanced
Growth and Income
Real Estate
--------------------------------------------------------------------------------------------------------------------
Bond Fund
Aetna Government Fund
High Yield
Money Market
--------------------------------------------------------------------------------------------------------------------
Index Plus Bond
Index Plus Large Cap
Index Plus Mid Cap
Index Plus Small Cap
--------------------------------------------------------------------------------------------------------------------
Ascent
Crossroads
Legacy

*1 year figures reflect Aeltus' contractual obligation to waive fees and/or reimburse expenses through October 31, 1999. 3, 5 and 10 year figures are based on total operating expenses without taking into account any fee waivers or expense reimbursements.

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may be greater or less than those shown.

Long-term shareholders (except for Money Market shareholders) may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (NASD), because of the combination of front-end sales charges and distribution (12b-1) fees. Registered representatives may receive different levels of compensation depending on the class sold. Additional information regarding the classes may be obtained by calling your investment professional.

                                 Class B Shares
                       Annual Fund Operating Expenses(1)
                  (as a percentage of average daily net assets)

                                               Distribution and                    Total           Fee Waiver/
                              Management       Service (12b-1)                     Operating       Expense
                              Fee              Fees              Other Expenses    Expenses        Reimbursement     Net Expenses
Growth                        %                %                 %                 %               %                 %
International                 %                %                 %                 %               %                 %
Mid Cap                       %                %                 %                 %               %                 %
Small Company                 %                %                 %                 %               %                 %
Value Opportunity             %                %                 %                 %               %                 %
---------------------------------------------------------------------------------------------------------------------------------
Balanced                      %                %                 %                 %               %                 %
Growth and Income             %                %                 %                 %               %                 %
Real Estate                   %                %                 %                 %               %                 %
---------------------------------------------------------------------------------------------------------------------------------
Bond Fund                     %                %                 %                 %               %                 %
Aetna Government Fund         %                %                 %                 %               %                 %
High Yield                    %                %                 %                 %               %                 %
Money Market                  %                %                 %                 %               %                 %
---------------------------------------------------------------------------------------------------------------------------------
Index Plus Bond               %                %                 %                 %               %                 %
Index Plus Large Cap          %                %                 %                 %               %                 %
Index Plus Mid Cap            %                %                 %                 %               %                 %
Index Plus Small Cap          %                %                 %                 %               %                 %
---------------------------------------------------------------------------------------------------------------------------------
Ascent                        %                %                 %                 %               %                 %
Crossroads                    %                %                 %                 %               %                 %
Legacy                        %                %                 %                 %               %                 %

(1) Aeltus is contractually obligated through October 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee for certain Funds and/or to reimburse a portion of those Funds' other expenses in order to ensure that the Fund's total operating expenses do not exceed the percentage of the Fund's average daily net assets reflected in the table under Net Expenses. Fee waiver/expense reimbursement obligations apply to each Fund except Growth, Balanced, and Growth and Income. An administrative services fee of 0.10% is included in Other Expenses.

Because Class B shares are new, the expenses shown above are based on expenses incurred by Class A shareholders for the year ended October 31, 1998, adjusted for changes in certain contractual arrangements, and differences in Class B expenses. Previously, Class A shares (formerly Adviser Class shares) were assessed an administrative services fee of 0.25%. Class B shareholders are charged a higher distribution (12b-1) fee and are charged a shareholder services (12b-1) fee of 0.25%.

CLASS B SHARES EXAMPLE

The following example is designed to help compare the costs of investing in the Funds with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

                                1 Year*                3 Years*              5 Years*               10 Years*
Growth                          $                      $                     $                      $
International
Mid Cap
Small Company
Value Opportunity
--------------------------------------------------------------------------------------------------------------
Balanced
Growth and Income
Real Estate
--------------------------------------------------------------------------------------------------------------
Bond Fund
Aetna Government Fund
High Yield
Money Market
--------------------------------------------------------------------------------------------------------------
Index Plus Bond
Index Plus Large Cap
Index Plus Mid Cap
Index Plus Small Cap
--------------------------------------------------------------------------------------------------------------
Ascent
Crossroads
Legacy

*1 year figures reflect Aeltus' contractual obligation to waive fees and/or reimburse expenses through October 31, 1999. 3, 5 and 10 year figures are based on total operating expenses without taking into account any fee waivers or expense reimbursements.

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may be greater or less than those shown.

Long-term shareholders (except Money Market shareholders) may pay more than the economic equivalent of the maximum sales charge permitted by the NASD, because of the distribution and shareholder service (12b-1) fees. Registered representatives may receive different levels of compensation depending on the class sold. Additional information regarding the classes may be obtained by calling your investment professional.

                                 Class C Shares
                       Annual Fund Operating Expenses(1)
                  (as a percentage of average daily net assets)

                                               Distribution and                    Total            Fee Waiver/
                              Management       Service (12b-1)                     Operating        Expense
                              Fee              Fees              Other Expenses    Expenses         Reimbursement     Net Expenses
Growth                        %                %                 %                 %                %                 %
International                 %                %                 %                 %                %                 %
Mid Cap                       %                %                 %                 %                %                 %
Small Company                 %                %                 %                 %                %                 %
Value Opportunity             %                %                 %                 %                %                 %
----------------------------------------------------------------------------------------------------------------------------------
Balanced                      %                %                 %                 %                %                 %
Growth and Income             %                %                 %                 %                %                 %
Real Estate                   %                %                 %                 %                %                 %
----------------------------------------------------------------------------------------------------------------------------------
Bond Fund                     %                %                 %                 %                %                 %
Aetna Government Fund         %                %                 %                 %                %                 %
High Yield                    %                %                 %                 %                %                 %
Money Market                  %                %                 %                 %                %                 %
----------------------------------------------------------------------------------------------------------------------------------
Index Plus Bond               %                %                 %                 %                %                 %
Index Plus Large Cap          %                %                 %                 %                %                 %
Index Plus Mid Cap            %                %                 %                 %                %                 %
Index Plus Small Cap          %                %                 %                 %                %                 %
----------------------------------------------------------------------------------------------------------------------------------
Ascent                        %                %                 %                 %                %                 %
Crossroads                    %                %                 %                 %                %                 %
Legacy                        %                %                 %                 %                %                 %

(1) Aeltus is contractually obligated through October 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee for certain Funds and/or to reimburse a portion of those Funds' other expenses in order to ensure that the Fund's total operating expenses do not exceed the percentage of the Fund's average daily net assets reflected in the table under Net Expenses. Fee waiver/expense reimbursement obligations apply to each Fund except Growth, Balanced, and Growth and Income. An administrative services fee of 0.10% is included in Other Expenses.

The expenses shown above are based on the period from June 30, 1998 to October 31, 1998.

CLASS C SHARES EXAMPLE

The following example is designed to help compare the costs of investing in the Funds with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:

                             1 Year*                3 Years*              5 Years*               10 Years*
Growth                       $                      $                     $                      $
International
Mid Cap
Small Company
Value Opportunity
---------------------------------------------------------------------------------------------------------
Balanced
Growth and Income
Real Estate
---------------------------------------------------------------------------------------------------------
Bond Fund
Aetna Government Fund
High Yield
Money Market
---------------------------------------------------------------------------------------------------------
Index Plus Bond
Index Plus Large Cap
Index Plus Mid Cap
Index Plus Small Cap
---------------------------------------------------------------------------------------------------------
Ascent
Crossroads
Legacy

*1 year figures reflect Aeltus' contractual obligation to waive fees and/or reimburse expenses through October 31, 1999. 3, 5 and 10 year figures are based on total operating expenses without taking into account any fee waivers or expense reimbursements.

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may be greater or less than those shown.

Long-term shareholders (except Money Market shareholders) may pay more than the economic equivalent of the maximum sales charge permitted by the NASD, because of the distribution and shareholder service (12b-1) fees. Registered representatives may receive different levels of compensation depending on the class sold. Additional information regarding the classes may be obtained by calling your investment professional.

MANAGEMENT OF THE FUNDS' PORTFOLIO INVESTMENTS

Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602 serves as investment adviser of the Funds. Aeltus is responsible for managing the assets of each Fund in accordance with its investment objectives and policies, subject to oversight by the Fund's Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees

[bullet] Listed below for Funds that have operated for at least one full fiscal year are the aggregate advisory fees paid by each Fund for its most recent fiscal year.
[bullet] Listed below for the Funds that have operated for less than one full fiscal year are the advisory fees that Aeltus is entitled to receive, expressed as an annual rate based on average daily net assets of each Fund.

                      Aggregate Advisory Fees as a                                               Aggregate Advisory Fees as a
                      Percentage of Average Net Assets                                           Percentage of Average Net Assets
Fund Name             for Year Ended October 31, 1998                   Fund Name                for Year Ended October 31, 1998

Growth                                                                  Aetna Government Fund
International                                                           Money Market
Small Company                                                           Index Plus Large Cap
Balanced                                                                Ascent
Growth and Income                                                       Crossroads
Bond Fund                                                               Legacy


Fund Name                                             Rate              Average Daily Net Assets

Mid Cap                                               0.750%            On first $250 million
                                                      0.700%            On next $250 million
                                                      0.675%            On next $250 million
                                                      0.650%            On next $1.25 billion
                                                      0.600%            Over $2 billion
-----------------------------------------------------------------------------------------------------------------------------------
Value Opportunity                                     0.700%            On first $250 million
                                                      0.650%            On next $250 million
                                                      0.625%            On next $250 million
                                                      0.600%            On next $1.25 billion
                                                      0.550%            Over $2 billion
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                           0.800%            On first $250 million
                                                      0.750%            On next $250 million
                                                      0.725%            On next $250 million
                                                      0.700%            On next $1.25 billion
                                                      0.650%            Over $2 billion
-----------------------------------------------------------------------------------------------------------------------------------
High Yield                                            0.650%            On first $250 million
                                                      0.600%            On next $250 million
                                                      0.575%            On next $250 million
                                                      0.550%            On next $1.25 billion
                                                      0.500%            Over $2 billion
-----------------------------------------------------------------------------------------------------------------------------------
Index Plus Bond                                       0.350%            On first $250 million
                                                      0.350%            On next $250 million
                                                      0.325%            On next $250 million
                                                      0.300%            On next $1.25 billion
                                                      0.275%            Over $2 billion
-----------------------------------------------------------------------------------------------------------------------------------
Index Plus Mid Cap                                    0.450%            On first $250 million
                                                      0.450%            On next $250 million
                                                      0.425%            On next $250 million
                                                      0.400%            On next $1.25 billion
                                                      0.375%            Over $2 billion
-----------------------------------------------------------------------------------------------------------------------------------
Index Plus Small Cap                                  0.450%            On first $250 million
                                                      0.450%            On next $250 million
                                                      0.425%            On next $250 million
                                                      0.400%            On next $1.25 billion
                                                      0.375%            Over $2 billion


On October 1, 1998, Bradley, Foster & Sargent, Inc. (Bradley), CityPlace II, 185 Asylum Street, Hartford, Connecticut 06103, was appointed as subadviser to Value Opportunity. While Bradley had not previously served as an investment adviser or subadviser to a mutual fund, it has managed private client assets as well as 401(k), profit sharing and other retirement plan assets since 1994.

As subadviser, Bradley is responsible for making equity investment decisions. Aeltus remains responsible for all other aspects of managing and administering Value Opportunity, including trade execution and cash management. Aeltus pays Bradley a monthly subadvisory fee at an annual rate of 0.15% of Value Opportunity's average daily net assets on the first $250 million of assets, and 0.10% on assets above $250 million.

Portfolio Management The following people are primarily responsible for the day-to-day management of the Funds.

Capital Appreciation Funds

Growth Kenneth H. Bragdon, Portfolio Manager, Aeltus, has been managing Growth since May 1998. Previously, Mr. Bragdon co-managed the Fund. Mr. Bragdon has been with the Aetna organization since 1978 and has 27 years of experience in the investment business.

International Vince Fioramonti, Portfolio Manager, Aeltus, has been managing International since December 1995. Mr. Fioramonti manages international stocks and non-U.S. dollar government bonds for several Aetna investment funds. Mr. Fioramonti joined Aetna in 1994 after serving as Vice President of The Travelers Investment Management Company. He began his investment career with Travelers in 1988.

Mid Cap Donald Townswick, Portfolio Manager, Aeltus, has been managing Mid Cap since its inception in February 1998. He also manages small- and mid-cap stocks for several other mutual funds managed by Aeltus. Mr. Townswick joined the Aetna organization in July 1994 after serving for 2 years with Invesco Inc.

Small Company Thomas DiBella, Portfolio Manager, Aeltus, has been managing Small Company since its inception in January 1994. Mr. DiBella joined Aeltus in 1991 and is currently responsible for the management of several small-capitalization portfolios.

Value Opportunity Peter Canoni, Principal, Bradley, manages Value Opportunity. Before joining Bradley, Mr. Canoni was a Managing Director of Aeltus and the portfolio manager of Value Opportunity from its inception in February 1998 through August 3, 1998. Mr. Canoni had been with the Aetna organization since 1980 and has over 26 years of investment experience.

Growth & Income Funds

Balanced Geoffrey A. Brod, Portfolio Manager, Aeltus, has been managing large cap stocks for the Fund since August 1, 1998. He has over 30 years of experience in quantitative applications and has over 11 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

Carl Baker, Portfolio Manager, Aeltus, has been managing fixed-income securities for the Fund since August 1, 1998. Mr. Baker has 11 years of experience in fixed income portfolio management and has been with the Aetna organization since 1982.

Richard DiChillo, Portfolio Manager, Aeltus, has been managing small cap stocks for the Fund since August 1, 1998. He has over 16 years of experience in security analysis and portfolio management. Mr. DiChillo has been with the Aetna organization since 1977.

Growth and Income Kevin M. Means, Managing Director, Aeltus, has been managing Growth and Income since July 1994. Mr. Means joined Aetna in July 1994 after serving as Chief Investment Officer at Invesco Management and Research since 1993. He also served from 1987 to 1993 as the Director of Quantitative Research and Equity Portfolio Manager at Invesco Capital Management. Mr. Means heads a team of portfolio managers each of whom specializes in a particular asset class used in the management of Growth and Income.

Real Estate Yaniv Tepper, Portfolio Manager, Aeltus, has been managing Real Estate since its inception in February 1998. He has been managing real estate securities for several investment funds managed by Aeltus since 1994. Mr. Tepper has been with the Aetna organization since 1994. He has over 10 years of experience in direct real estate and real estate securities investments.

Income Funds

Bond Fund Steven C. Huber, Managing Director, Aeltus, has been managing the Fund since August 1998. Mr. Huber joined the Aetna organization in 1987 as a quantitative analyst and has been managing fixed-income portfolios since 1989.

Aetna Government Fund Hugh T.M. Whelan, Portfolio Manager, Aeltus, has been managing Aetna Government Fund since January 1997. Mr. Whelan joined the Aetna organization in 1989 and manages fixed-income portfolios employing different strategies.

High Yield Gail Bruhn, Portfolio Manager, Aeltus, has been managing High Yield since its inception in February 1998.

She currently manages high-yield securities for several institutional accounts managed by Aeltus. Ms. Bruhn joined Aeltus in 1995 after spending 12 years with CIGNA Investments.

Money Market Jeanne Wong-Boehm, Managing Director, Aeltus, has been managing Money Market since January 1992. Ms. Wong-Boehm joined the Aetna organization in 1983 as a fixed-income portfolio analyst and in 1989 she was assigned primary responsibility for the money market operations.

Index Plus Funds

Index Plus Bond Christie Bull, Portfolio Manager, Aeltus, has been managing Index Plus Bond since its inception in February 1998. She has been managing fixed-income securities for several private accounts managed by Aeltus since 1993. Ms. Bull is also the Director of Fixed Income Research for Aeltus. Ms. Bull has been with the Aetna organization since 1979.

Index Plus Large Cap Geoffrey A. Brod, Portfolio Manager, Aeltus, has been managing Index Plus Large Cap since its inception in December 1996. He has over 30 years of experience in quantitative applications and has over 11 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

Index Plus Mid Cap, Index Plus Small Cap Geoffrey A. Brod, Portfolio Manager, Aeltus, and Michael F. Farrell, Portfolio Manager, Aeltus, serve as co-managers of Index Plus Mid Cap and Index Plus Small Cap. Mr. Brod served as the sole manager of Index Plus Mid Cap and Index Plus Small Cap from each Fund's inception in February 1998 through February 1999. Mr. Farrell has been with the Aetna organization since 1991 and has been responsible for quantitative research and development of equity models.

Generation Funds

Ascent, Crossroads, Legacy Kevin M. Means, Managing Director, Aeltus, is the lead portfolio manager for the Generation Funds and has been responsible for determining the allocation of each Fund's investments since their inception in January 1995. Mr. Means is also responsible for the selection of large capitalization stocks for the Generation Funds. Mr. Means is supported by a team of investment professionals, each of whom focuses on a particular asset class.

Donald Townswick, Portfolio Manager, Aeltus, has been managing small and mid-cap stocks for the Generation Funds since January 1995.

Vince Fioramonti, Portfolio Manager, Aeltus, has been managing international stocks and non-U.S. dollar government bonds for the Generation Funds since January 1995.

Yaniv Tepper, Portfolio Manager, Aeltus, has been managing real estate securities for the Generation Funds since May 1995.

Carl Baker, Portfolio Manager, Aeltus, has been managing U.S. Dollar Bonds for the Generation Funds since August 1998.

Jeanne Wong-Boehm, Managing Director, Aeltus, has been managing money market investments for the Generation Funds since their inception in January 1995.


INVESTING IN THE FUNDS

Opening an Account and Selecting a Share Class

How to Open an Account You may open an account either through your investment professional or through the sponsor of your employer-sponsored retirement plan. If you are opening an account through your investment professional, he or she will guide you through the process of investing in a Fund. If you are investing through a retirement plan, please refer to your plan materials.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds reserve the right to reject any specific purchase or exchange request, including a request made by a market timer.

Selecting a Class

Class A Shares (except Money Market)

[bullet] Front-end sales charge applies (at the time of purchase), which will vary depending on the Fund and the size of your purchase.
[bullet] No CDSC applies, except in certain instances when the front-end sales charge has been waived because the aggregate investment in the Funds was at least $1 million or the purchase was through certain participant-directed employee benefit plans.
[bullet]  Distribution (12b-1) Fee of 0.25% applies.

Class B Shares

[bullet]  No front-end sales charge applies.
[bullet] CDSC applies (if you sell your shares within six years of purchase). [bullet] Distribution (12b-1) Fee of 0.75% applies.
[bullet]  Service Fee of 0.25% applies.
[bullet]  Automatic conversion to Class A shares after eight years.

Class C Shares (except Money Market)

[bullet]  No front-end sales charge applies.
[bullet] CDSC applies (if you sell your shares within 18 months of purchase). [bullet] Distribution (12b-1) Fee of 0.75% (for all Funds except the Index Plus
          Funds) or 0.50% (for the Index Plus Funds) applies.
[bullet]  Service Fee of 0.25% applies.


No sales charge, distribution (12b-1) fee or service fee applies to Class A or Class C shares of Money Market. You can purchase Class B shares of Money Market only by (i) opening a Dollar Cost Averaging account by which all of the amount invested will be reinvested in another Fund within 24 months of the initial purchase or (ii) exchanging Class B shares of another Fund. Orders for Class B shares for $250,000 or more will be treated as orders for Class A shares or declined.

Sales Charges: Class A Shares The tables below show the front-end sales charges you will pay if you purchase Class A shares of the Funds in any amount up to $1 million.

The following table applies to these Funds:

Growth                        Balanced                     Ascent
International                 Growth and Income            Legacy
Mid Cap                       Real Estate                  Crossroads
Small Company
Value Opportunity

                              When you invest this amount        This % is                   Which equals this
                                                                 deducted                    % of your investment
                                                                 for sales charges
                              under $50,000                      5.75%                       6.10%
                              $50,000 but under $100,000         4.50                        4.71
                              $100,000 but under $250,000        3.50                        3.63
                              $250,000 but under $500,000        2.50                        2.56
                              $500,000 but under $1,000,000      2.00                        2.04


The following table applies to these Funds:

Bond Fund
Aetna Government Fund
High Yield

                              When you invest this amount        This % is                   Which equals this
                                                                 deducted                    % of your investment
                                                                 for sales charges
                              under $50,000                      4.75%                       4.99%
                              $50,000 but under $100,000         4.50                        4.71
                              $100,000 but under $250,000        3.50                        3.63
                              $250,000 but under $500,000        2.50                        2.56
                              $500,000 but under $1,000,000      2.00                        2.04

The following table applies to these Funds:

Index Plus Bond
Index Plus Large Cap
Index Plus Mid Cap
Index Plus Small Cap

                               When you invest this amount        This % is deducted         Which equals this
                                                                  for sales charges          % of your investment
                               under $50,000                      3.00%                      3.09%
                               $50,000 but under $100,000         2.50                       2.56
                               $100,000 but under $250,000        2.00                       2.04
                               $250,000 but under $500,000        1.50                       1.52
                               $500,000 but under $1,000,000      1.00                       1.01


Class A Shares Sales Charge Waivers Generally, no front-end sales charge applies if you are buying Class A shares with money you received within the past 60 days by redeeming shares of an Aeltus-advised Fund or with money you received within the past 30 days by redeeming shares of another mutual fund on which you paid a front-end sales charge. The Funds also waive the Class A front-end sales charge for purchases made by certain types of investors. (See the Statement of Additional Information or call 1-800-367-7732 for additional details.)

CDSC on Class A Shares The Funds do not impose a CDSC on Class A shares purchased with an aggregate investment in the Funds of less than $1 million. All Funds other than Money Market may impose a CDSC on Class A shares purchased (i) with an aggregate investment in the Funds in excess of $1 million or (ii) by certain participant-directed employee benefit plans. The CDSC on Class A shares will apply only to shares for which a finder's fee is paid to investment professionals pursuant to a distribution agreement with the Funds. The CDSC imposed (based on the lesser of the current market value or the original cost of the shares being redeemed) is as follows:

                                              this % is deducted from
When you invest this amount                   your proceeds
$1 million but under $3 million               Year 1 - 1.00%
                                              Year 2 - 0.50%

$3 million but under $20 million              Year 1 - 0.50%
                                              Year 2 - 0.50%

$20 million or greater                        Year 1 - 0.25%
                                              Year 2 - 0.25%

Sales Charges: Class B Shares All Funds impose a CDSC on redemptions made within six years of purchase. The table below shows the applicable CDSC based on the time invested.

Redemption During                              CDSC
1st year since purchase                        5%
2nd year since purchase                        4%
3rd year since purchase                        3%
4th year since purchase                        3%
5th year since purchase                        2%
6th year since purchase                        1%
7th year since purchase                        None

The CDSC is assessed on an amount equal to the lesser of the current market value or the original cost of the shares being redeemed.

Sales Charges: Class C Shares All Funds other than Money Market impose a CDSC on redemptions made within 18 months of purchase. The CDSC imposed on redemptions is 1.00%, except for the Index Plus Funds which impose a CDSC of 0.75%. The CDSC is assessed on an amount equal to the lesser of the current market value or the original cost of the shares being redeemed.

Other Policies Relating to Charges and Fees

Application of a CDSC To determine whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period.

Unless otherwise specified, when you request to sell a stated dollar amount, the Fund will redeem additional shares to cover any CDSC. For requests to sell a stated number of shares, the Fund will deduct the amount of the CDSC, if any, from the sale proceeds.

When the CDSC Does Not Apply The CDSC does not apply in certain situations, including certain exchanges, certain retirement distributions, and certain redemptions made because of disability or death. (See the Statement of Additional Information or call 1-800-367-7732 for additional details.)

Distribution (12b-1) Fees With respect to its Class A and Class C shares, each Fund, other than Money Market, has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 that allows the Fund to pay fees for the sale and distribution of Fund shares. With respect to its Class B shares, each Fund, including Money Market, has adopted a Rule 12b-1 plan. The 12b-1 fees are paid out of Fund assets on an ongoing basis, and as a result, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Some of the distribution (12b-1) fees are used to compensate financial professionals who sell Fund shares.

Service Fee Each Fund, with respect to its Class B and Class C shares, has adopted a Shareholder Services Plan that allows the payment of a servicing fee. The servicing fee is used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts.

How to Buy Shares

Minimum Investments

                                       Initial Investment            Additional Investments
Individual Retirement Accounts         $500                          [bullet] $100 except by wire or Systematic Investment
(including Roth IRAs)
                                                                     [bullet] $500 by wire

                                                                     [bullet] $50 by Systematic Investment

All other investments                  $1,000                        [bullet] $100 except by wire or Systematic Investment

                                                                     [bullet] $500 by wire

                                                                     [bullet] $50 by Systematic Investment

Instructions for Buying Fund Shares

Please contact your investment professional or consult your plan materials regarding the purchase of Fund shares. If you are purchasing Fund shares through your investment professional, he or she will guide you through the process of opening an account and purchasing additional shares, as follows.

                      To Open An Account                    To Purchase Additional Shares
--------------------------------------------------------------------------------------------------------
By Mail               Complete and sign your                Fill out the investment stub from your
                      application, make                     confirmation statement or send a letter
                      your check payable to Aetna           indicating your name, account
                      Series Fund, Inc. and mail to:        number(s), the Fund(s) in which you
                                                            wish to invest and the amount you want
                                                            to invest in each Fund.
                      Aetna Series Fund, Inc.
                      c/o First Data Investor Services
                      Group, Inc.                           Make your check payable to Aetna
                      P.O. Box 9681                         Series Fund, Inc. and mail to:
                      Providence, RI  02940

                                                            Aetna Series Fund, Inc.
                      Your check must be drawn on a         c/o First Data Investor Services Group, Inc.
                      bank located within the United        P.O. Box 9663
                      States and payable in U.S. dollars.   Providence, RI  02940
                      Cash, credit cards and third party
                      checks cannot be used to open
                      an account.

                      To Open An Account                    To Purchase Additional Shares
                                                            Your check must be drawn on a bank
                                                            located within the United States and
                                                            payable in U.S. dollars.  The Funds will
                                                            accept checks which are made payable
                                                            to you and endorsed to Aetna Series
                                                            Fund, Inc.
---------------------------------------------------------------------------------------------------------
By Overnight Courier  Follow the instructions above         Follow the instructions above for
                      for "By Mail" but send your           "By Mail" but send your check and
                      completed application and check       investment stub or letter to:
                      to:

                                                            Aetna Series Fund, Inc.
                      Aetna Series Fund, Inc.               c/o First Data Investor Services
                      c/o First Data Investor Services      Group, Inc.
                      Group, Inc.                           4400 Computer Drive
                      4400 Computer Drive                   Westborough, MA  01581
                      Westborough, MA  01581
---------------------------------------------------------------------------------------------------------
By Wire               Not Available.                        Call 1-800-367-7732 prior to sending
                                                            the wire in order to obtain a
                                                            confirmation number.

                                                            Instruct your bank to wire funds to:

                                                            Wire to:
                                                            Boston Safe Deposit & Trust Company
                                                            ABA # 011001234

                                                            Credit to:
                                                            Boston Safe Deposit & Trust Company
                                                            Account # 176656

                                                            Further Credit to:
                                                            Name of Fund
                                                            Shareholder Account Number
                                                            Shareholder Registration

                                                            Federal funds wire purchase orders will
                                                            be accepted only when the Fund's
                                                            transfer agent and custodian bank are
                                                            open for business.

                                                            Neither the Funds nor their agents are
                                                            responsible for the consequences of
                                                            delays resulting from the banking or
                                                            Federal Reserve wire system or from
                                                            incomplete instructions.

                      To Open An Account                              To Purchase Additional Shares
By Electronic         Not Available.                                  Use the Systematic Investment Option.
Funds Transfer                                                        Sign up for this service when opening
                                                                      your account or by requesting the
                                                                      appropriate information.
------------------------------------------------------------------------------------------------------------
By Exchange           Submit a written request to the                 Submit a written request to the address
                      address listed above under                      listed above under "By Mail."  Include:
                      "By Mail." Include:                             [bullet] Your name and account number.
                      [bullet] Your name and account number.          [bullet] The name of the Fund into and out of
                      [bullet] The name of the Fund into and                   which you wish to exchange.
                               out of which you wish to               [bullet] The amount to be exchanged and the
                               exchange.                                       signatures of all shareholders.
                      [bullet] The amount to be exchanged
                               and the signatures of all              You may also exchange your shares by
                               shareholders.                          calling 1-800-367-7732. Please be
                                                                      prepared to provide:
                                                                      [bullet] The Funds' names.
                       You may also exchange your                     [bullet] Your account number(s).
                       shares by calling 1-800-367-7732.              [bullet] Your Social Security number or
                       Please be prepared to provide:                          taxpayer identification number.
                       [bullet] The Funds' names.                     [bullet] Your address.
                       [bullet] Your account number(s).               [bullet] The amount to be exchanged.
                       [bullet] Your Social Security number or
                                taxpayer identification number.
                       [bullet] Your address.
                       [bullet] The amount to be exchanged.

How to Sell Shares

To redeem all or a portion of the shares in your account, you should submit a redemption request through your investment professional, plan sponsor or as described below. Your investment professional may charge you a fee for selling your shares.

Redemption requests in amounts up to $25,000 may be made in writing or by telephone. The Company requires a signature guarantee if the amount of the redemption request is over $25,000. You may obtain a signature guarantee at most banks and securities dealers. Please note that notaries public cannot provide signature guarantees.

Once your redemption request is received in good order, the Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect a Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of a Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until 12 calendar days have elapsed since those shares were purchased. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a signature guarantee.

Redemptions by Mail            You may redeem shares you own in any Fund by sending written instructions to:

                               Aetna Series Fund, Inc.
                               c/o First Data Investor Services Group, Inc.
                               P.O. Box 9681
                               Providence, RI 02940

                               Your instructions should
                               identify:
                               [bullet] The Fund.
                               [bullet] The number of shares or dollar amount to be redeemed.
                               [bullet] Your name and account number.


                               Your instructions must be signed by all person(s) required to sign for the
                               Fund account, exactly as the shares are registered, and, if necessary, accompanied by a signature guarantee(s).
----------------------------------------------------------------------------------------------------------
Redemptions by Wire            A minimum redemption of $1,000 is required for wire transfers.
                               Redemption proceeds will be transferred by wire to your previously designated bank account or to another destination if the federal funds wire instructions provided with your redemption request are accompanied by a signature guarantee.  A $12.00 fee will be charged for this service.
----------------------------------------------------------------------------------------------------------
Redemptions by Telephone       Call 1-800-367-7732.  Please be prepared to provide your account number, account name and the amount of the redemption, which generally must be no less than $500 and no more than $25,000.

Timing of Requests

Orders that are received before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be processed at the Net Asset Value (NAV) calculated that business day (adjusted for the front-end sales charge or CDSC, if applicable). Orders received after the close of regular trading on the New York Stock Exchange will be processed at the NAV calculated on the following business day (adjusted for the front-end sales charge or contingent deferred sales charge, if applicable).

Aetna Series Fund, Inc. (Company) may appoint certain institutions (Institutions) as parties that may accept purchase and redemption orders on behalf of the Company. If you purchase or redeem shares in connection with programs offered by these Institutions, your shares will be purchased or redeemed at the NAV determined the business day the Institution receives your order if the order is received before the close of regular trading on the New York Stock Exchange, subject to the applicable front-end sales charge or CDSC.

Institutions may be authorized to designate other intermediaries to accept purchase and redemption orders on the Company's behalf, subject to the Company's approval. Thus, the Company will be deemed to have received a purchase or redemption order when the Institution or, if applicable, the Institution's authorized designee, accepts the order.

Institutions may charge you fees or assess other charges for the services they provide to their customers. These fees or charges are retained by the Institution and are not remitted to the Company.

Investors purchasing through an Institution should refer to the Institution's materials for a discussion of any specific instructions on the timing of or restrictions relating to the purchase or redemption of shares.

Other Information about Shareholder Accounts and Services

Business Hours Each Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Fund representatives are available from 8 a.m. to 8 p.m. eastern time on those days.

Net Asset Value The NAV of each Fund is determined as of the earlier of:

[bullet] 15 minutes after the close of regular trading on the New York Stock Exchange.
[bullet] 4:15 p.m. eastern time, on each day that the New York Stock Exchange is open for regular trading.

In calculating the NAV, the securities held by Money Market are valued using amortized cost. For all other Funds, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in less than 60 days are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board. With respect to any Fund that invests in foreign securities, because those securities may be traded on markets that are open on days when the Fund does not price its shares, the Fund's NAV may change even though Fund shareholders may not be permitted to sell or redeem Fund shares.

Exchange Privileges There is no fee to exchange shares from one Fund to another. However, a sales charge may apply upon an exchange of Class A shares of Money Market for Class A shares of another Fund. When you exchange shares, your new Fund shares will be in the equivalent class of your current shares. For Class B and Class C shares, any CDSC that apply to your current shares will apply to the new shares. The CDSC will be calculated from the date of your original purchase.

There are no limits on the number of exchanges you can make. However, the Funds may suspend or terminate your exchange privilege if you make more than five exchanges out of a single Fund in any calendar year, and the Funds may refuse to accept any exchange requests, especially if as a result of the exchange, in Aeltus' judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objective.

Cross Investing

[bullet] Dividend Investing You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.

[bullet] Systematic Exchange You may establish an automatic exchange of shares from one Fund to another.

Telephone Exchange and Redemption Privileges You automatically receive telephone exchange and redemption privileges when you establish your account. If you do not want these telephone privileges, you may call 1-800-367-7732 to have them removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.

Telephone redemption requests will be accepted if the request is for a minimum of $500 or a maximum of $25,000. Telephone redemption requests will not be accepted if you:

[bullet] Have submitted a change of address within the preceding 15 calendar days.
[bullet]  Are selling shares in a retirement plan account held in trust.

The Funds reserve the right to amend telephone exchange and redemption purchases at any time upon notice to shareholders and may refuse a telephone exchange or redemption if the Funds believe it is advisable to do so.

Minimum Account Balance You must maintain a minimum balance of $500 in each Fund account. If you do not, the Fund may give you 60 days' notice to increase the account balance to the $500 minimum. If you fail to increase your account balance to the minimum, the Fund may redeem all of your remaining shares and mail the proceeds to you at the address of record. The Fund will not redeem shares for failing to maintain an adequate account balance if the account balance falls below the minimum balance only because the value of Fund shares has decreased.

Additional Rights Each Fund retains certain rights, including the rights to:

[bullet]  Refuse orders to purchase shares.
[bullet] Vary its requirements for initial or additional investments, exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and similar programs.
[bullet] Change or discontinue its sales charge waivers and orders acceptance practices.

Additional Services Each Fund offers these additional investor services. Each Fund reserves the right to terminate or amend these services at any time. For all of the services, certain terms and conditions apply. See the Statement of Additional Information or call 1-800-367-7732 for additional information on any of these services.

[bullet] Systematic Investment You can make automatic monthly investments in any Fund.

[bullet] Letter of Intent If you agree to purchase a specific amount of Class A shares of one or more Funds (other than Money Market) over a 13-month period, the front-end sales charge will be calculated at the rate that would have been charged had you purchased the entire amount all at once. You may qualify for a reduced front-end sales charge by notifying us of your intent no later than 90 days after the date of your initial investment and by completing and returning to us the relevant portion of your application. After the Letter of Intent is filed, each additional investment will be entitled to the front-end sales charge applicable to the level of investment indicated on the Letter of Intent.

[bullet] Right of Accumulation/Cumulative Quantity Discounts To determine if you may pay a reduced front-end sales charge on Class A purchases, you may add the amount of your current purchase to the cost or current value, whichever is higher, of other Class A shares of the Funds (other than Money Market) owned by you, your family and your company (if you are the sole owner).

[bullet] Automatic Cash Withdrawal Plan The Automatic Cash Withdrawal Plan provides a convenient way for you to receive a systematic distribution while maintaining an investment in a Fund.

[bullet] Checkwriting Service Checkwriting is available with Class A and Class C shares of Money Market. There currently is no transaction charge for this service, and the initial checkbook you receive is free. However, you will be charged a $3.00 fee for each checkbook reorder. Checks must be for a minimum of $250 and the checkwriting service may not be used for a complete redemption of your shares. This service is not available for IRA or other retirement accounts. You will be charged a $25 fee for stop payment requests and for Money Market checks that are returned due to insufficient funds.

[bullet] TDD Service Telecommunication Device for the Deaf (TDD) services are offered for hearing impaired investors. The dedicated number for this service is 1-800-684-4889.

[bullet] Tax-Deferred Retirement Plans Each Fund may be used for investment by a variety of tax-deferred retirement plans, such as individual retirement accounts (IRAs, including Roth IRAs) and 401(k) and 403(b) programs sponsored by employers. Purchases made in connection with IRAs and 403(b)(7) accounts may be subject to an annual custodial fee of $12.50 per fund account up to an annual cap of $25. This fee will be deducted directly from your account(s). There is no minimum investment or minimum account balance applicable to investments in 403(b)(7) accounts.

Payments to Securities Dealers and Selection of Executing Brokers From time to time, ACI or its affiliates may make payments to other dealers and/or their agents, who may not be affiliates of Aetna, who sell shares or who provide shareholder services. The value of a shareholder's investment will be unaffected by these payments. Other dealers and/or their investment representatives may not use sales of the

Fund's shares to qualify for this compensation if prohibited by the laws of any state or self-regulatory organization, such as the NASD.

Aeltus may consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Funds' portfolio transactions, subject to Aeltus' duty to obtain best execution.

Payments to Institutions Investors purchasing through an Institution or financial intermediary should refer to the Institution's or financial intermediary's material for a discussion of any fees or charges relating to the purchase or redemption of shares.

Dividends and Distributions

Dividends Dividends are declared and paid as follows:

[bullet] declared daily and paid monthly               Money Market

[bullet] declared monthly and paid monthly             Aetna Government Fund
                                                       Bond Fund
                                                       High Yield
                                                       Index Plus Bond

[bullet] declared and paid semiannually                Balanced
                                                       Growth and Income

[bullet] declared and paid annually                    All other Funds


Capital gains distributions, if any, are paid on an annual basis around the end of the year, December 31. To comply with federal tax regulations, each Fund may also pay an additional capital gains distribution, usually in June.

Money Market shares begin to accrue dividends the business day after they are purchased. A redemption of Money Market shares will include dividends declared through the redemption date.

Both income dividends and capital gains distributions are paid by each Fund on a per share basis. As a result, at the time of this payment, the share price of a Fund (except Money Market) will be reduced by the amount of the payment.

Distribution Options When completing your application, you must select one of the following three options for dividends and capital gains distributions:

[bullet] Full Reinvestment Both dividends and capital gains distributions from a Fund will be reinvested in additional shares of the same class of shares of that Fund. This option will be selected automatically unless one of the other options is specified.

[bullet] Capital Gains Reinvestment Capital gains distributions from a Fund will be reinvested in additional shares of the same class of shares of that Fund and all net income from dividends will be distributed in cash.

[bullet] All Cash Dividends and capital gains distributions will be paid in cash. If you select a cash distribution option, you can elect to have distributions automatically invested in shares of another Fund.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Tax Information

[bullet] In general, dividends and short-term capital gains distributions you receive from any Fund are taxable as ordinary income.
[bullet] Distributions of other capital gains generally are taxable as capital gains.
[bullet] Ordinary income and capital gains are taxed at different rates. [bullet] The rates that you will pay on capital gains distributions will depend on how long the Fund holds its portfolio securities. This is true no matter how long you have owned your shares in the Fund or whether you reinvest your distributions or take them as cash.
[bullet] The sale of shares in your account may produce a gain or loss, and typically is a taxable event. For tax purposes, an exchange is the same as a sale.

Every year, the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. You should consult your tax professional for assistance in evaluating the tax implications of investing in the Funds.

Backup Withholding By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

PRIVATE ACCOUNT PERFORMANCE

Index Plus Large Cap, Index Plus Bond and High Yield are recently organized and do not yet have long-term performance records. However, Index Plus Large Cap, Index Plus Bond and High Yield have investment objectives, policies and strategies substantially similar to those employed by Aeltus with respect to certain Private Accounts. Therefore, the performance of these Private Accounts is provided below. The performance of Index Plus Large Cap, Index Plus Bond and High Yield may vary from the Private Account composite performance because their investments will vary over time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts, unlike the Funds, are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 (1940 Act) and the Internal Revenue Code of 1986, as amended, which, if applicable, could have adversely affected the Private Accounts' performance.

The Private Account Performance data, shown below, was calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR). AIMR is a nonprofit membership and educational organization that, among other things, has formulated a set of performance presentation standards for investment advisers.

All Private Account Performance data:

[bullet] Was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses.
[bullet]  Reflects the reinvestment of dividends and distributions.
[bullet] Reflects the deduction of investment advisory fees and brokerage commissions paid by Aeltus' Private Accounts, but does not reflect the deduction of custodial fees.
[bullet]  Includes cash and cash equivalents.

The historical fees and expenses paid by the Private Accounts are significantly lower than those paid by the Funds. Had Fund level expenses been charged to the Private Accounts, performance would have been lower.

The following table shows average annual total returns for the periods ended December 31, 1998 for the Funds, the comparable Private Accounts and their respective benchmark indices. Investors should not consider the performance of the Private Accounts as an indication of the future performance of the Funds.

Private Account Composite and Fund Performance


INDEX PLUS LARGE CAP

-------------------------------------------------------------------------------------------------------
                                                                                              SINCE
                                                            1 YEAR        5 YEARS           INCEPTION
Index Plus Large Cap, Class A (assuming payment
of maximum front-end sales charge)(1)                          %             N/A           % (12/10/96)
Index Plus Large Cap, Class A (without payment of
front-end sales charge)(1)                                     %             N/A           % (12/10/96)
Index Plus Large Cap Private Account Composite                 %              %                 N/A
S&P 500 Stock Index                                            %              %                 N/A


INDEX PLUS BOND

-------------------------------------------------------------------------------------------------------------------
                                                                                                            SINCE
                                                            1 YEAR       5 YEARS        10 YEARS          INCEPTION
Index Plus Bond, Class A (assuming payment
of maximum front-end sales charge)                            N/A          N/A              N/A           % (2/4/98)
Index Plus Bond, Class A (without payment of
front-end sales charge)                                       N/A          N/A              N/A           % (2/4/98)
Index Plus Bond Private Account Composite                      %            %                %                N/A
LBAB Index                                                     %            %                %                N/A


HIGH YIELD

------------------------------------------------------------------------------------------------------
                                                                                              SINCE
                                                            1 YEAR         3 YEARS          INCEPTION
High Yield, Class A (assuming payment of
maximum front-end sales charge)                               N/A            N/A            % (2/4/98)
High Yield, Class A (without payment of
front-end sales charge)                                       N/A            N/A            % (2/4/98)
High Yield Private Account                                     %              %                 N/A
Merrill Lynch High Yield Master Index                          %              %                 N/A

(1) The Fund redesignated its Adviser Class shares as Class A shares commencing on February 2, 1998. For periods prior to the Class A inception date, Class A performance is calculated by using the performance of Class I shares and deducting the maximum Class A front-end sales load and internal fees and expenses of the Adviser Class.

FINANCIAL HIGHLIGHTS

These highlights are intended to help you understand the Funds' performance for the past 5 years (or since commencement of operations, if shorter). The information in these tables has been __________________________________, independent auditors, whose reports, along with the Funds' Financial Statements, are included in ________________________, which are available upon request.

                                                                              Growth
                                      ----------------------------------------------------------------------------------------------
                                                              Class A                                                    Class C
                                      ------------------------------------------------------------------------------  --------------
                                                                                                       Period from     Period from
                                                                                                        April 15,         June 30,
                                      Year ended       Year ended       Year ended      Year ended        1994 to         1998 to
                                      October 31,      October 31,      October 31,     October 31,     October 31,      October 31,
                                         1998             1997             1996            1995            1994             1998
Net asset value, beginning of period
Income From Investment
Operations:
Net investment income
Net realized and change in unrealized
gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
From net realized gains on
investments
Total distributions
Net asset value, end of period
Total Return (does not reflect
applicable sales charges)
Net assets, end of period (000's)
Ratio of total expenses to
average net assets
Ratio of net investment income to
average net assets
Ratio of net expense before
reimbursement and waiver to average
net assets
Ratio of net investment income before
reimbursement and waiver to average
net assets
Portfolio turnover rate

(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

                                        International                                                         Mid-Cap
----------------------------------------------------------------------------------------------     ----------------------------
                        Class A                                                    Class C           Class A           Class C
------------------------------------------------------------------------------  --------------     -------------  -------------
                                                                 Period from     Period from       Period from     Period from
                                                                  April 15,         June 30,       February 4,        June 30,
Year ended       Year ended       Year ended      Year ended        1994 to         1998 to           1998 to         1998 to
October 31,      October 31,      October 31,     October 31,     October 31,      October 31,      October 31,      October 31,
   1998             1997             1996            1995            1994             1998             1998             1998


(for one outstanding share throughout each period)

                                                                              Small Company
                                      ----------------------------------------------------------------------------------------------
                                                              Class A                                                    Class C
                                      ------------------------------------------------------------------------------  --------------
                                                                                                       Period from     Period from
                                                                                                        April 15,         June 30,
                                      Year ended       Year ended       Year ended      Year ended        1994 to         1998 to
                                      October 31,      October 31,      October 31,     October 31,     October 31,      October 31,
                                         1998             1997             1996            1995            1994             1998
Net asset value, beginning of period
Income From Investment
Operations:
Net investment income
Net realized and change in unrealized
gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
From net realized gains on
investments
Total distributions
Net asset value, end of period
Total Return (does not reflect
applicable sales charges)
Net assets, end of period (000's)
Ratio of total expenses to
average net assets
Ratio of net investment income to
average net assets
Ratio of net expense before
reimbursement and waiver to average
net assets
Ratio of net investment income before
reimbursement and waiver to average
net assets
Portfolio turnover rate

(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

    Value Opportunity                                                       Balanced
----------------------------       ----------------------------------------------------------------------------------------------
  Class A           Class C                                 Class A                                                    Class C
-------------  -------------       -------------------------------------------------------------------------------  -------------
Period from     Period from                                                                          Period from     Period from
February 2,       June 30,                                                                           April 15,         June 30,
   1998 to        1998 to          Year ended       Year ended       Year ended      Year ended        1994 to         1998 to
 October 31,     October 31,       October 31,      October 31,      October 31,     October 31,     October 31,      October 31,
    1998            1998             1998             1997             1996            1995            1994             1998


(for one outstanding share throughout each period)

                                                                            Growth and Income
                                      ----------------------------------------------------------------------------------------------
                                                              Class A                                                    Class C
                                      ------------------------------------------------------------------------------  --------------
                                                                                                       Period from     Period from
                                                                                                        April 15,         June 30,
                                      Year ended       Year ended       Year ended      Year ended        1994 to         1998 to
                                      October 31,      October 31,      October 31,     October 31,     October 31,      October 31,
                                         1998             1997             1996            1995            1994             1998
Net asset value, beginning of period
Income From Investment
Operations:
Net investment income
Net realized and change in unrealized
gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
From net realized gains on
investments
Total distributions
Net asset value, end of period
Total Return (does not reflect
applicable sales charges)
Net assets, end of period (000's)
Ratio of total expenses to
average net assets
Ratio of net investment income to
average net assets
Ratio of net expense before
reimbursement and waiver to average
net assets
Ratio of net investment income before
reimbursement and waiver to average
net assets
Portfolio turnover rate

(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

      Real Estate                                                               Bond
----------------------------       ----------------------------------------------------------------------------------------------
  Class A           Class C                                 Class A                                                    Class C
-------------  -------------       -------------------------------------------------------------------------------  -------------
Period from     Period from                                                                          Period from     Period from
February 2,       June 30,                                                                           April 15,         June 30,
   1998 to        1998 to          Year ended       Year ended       Year ended      Year ended        1994 to         1998 to
 October 31,     October 31,       October 31,      October 31,      October 31,     October 31,     October 31,      October 31,
    1998            1998             1998             1997             1996            1995            1994             1998


(for one outstanding share throughout each period)

                                                                          Aetna Government Fund
                                      ----------------------------------------------------------------------------------------------
                                                              Class A                                                    Class C
                                      ------------------------------------------------------------------------------  --------------
                                                                                                       Period from     Period from
                                                                                                        April 15,         June 30,
                                      Year ended       Year ended       Year ended      Year ended        1994 to         1998 to
                                      October 31,      October 31,      October 31,     October 31,     October 31,      October 31,
                                         1998             1997             1996            1995            1994             1998
Net asset value, beginning of period
Income From Investment
Operations:
Net investment income
Net realized and change in unrealized
gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
From net realized gains on
investments
Total distributions
Net asset value, end of period
Total Return (does not reflect
applicable sales charges)
Net assets, end of period (000's)
Ratio of total expenses to
average net assets
Ratio of net investment income to
average net assets
Ratio of net expense before
reimbursement and waiver to average
net assets
Ratio of net investment income before
reimbursement and waiver to average
net assets
Portfolio turnover rate

(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

      High Yield                                                       Money Market
----------------------------       ----------------------------------------------------------------------------------------------
  Class A           Class C                                          Class A                                           Class C
-------------  -------------       -------------------------------------------------------------------------------  -------------
Period from     Period from                                                                          Period from     Period from
February 2,       June 30,                                                                           April 15,         June 30,
   1998 to        1998 to          Year ended       Year ended       Year ended      Year ended        1994 to         1998 to
 October 31,     October 31,       October 31,      October 31,      October 31,     October 31,     October 31,      October 31,
    1998            1998             1998             1997             1996            1995            1994             1998


(for one outstanding share throughout each period)

                                                 Index Plus Bond                            Index Plus Large Cap
------------------------------------------------------------------------    ------------------------------------------------
                                             Class A         Class C                  Class A                    Class C
-------------------------------------------------------    -------------    ------------------------------    ---------------
                                           Period from      Period from                        Period from     Period from
                                           February 4,        June 30,                         February 3,       June 30,
                                             1998 to         1998 to          Year ended        1997 to          1998 to
                                           October 31,     October 31,       October 31,      October 31,     October 31,
                                              1998            1998              1998             1997            1998
Net asset value, beginning of period
Income From Investment
Operations:
Net investment income
Net realized and change in unrealized
gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
From net realized gains on
investments
Total distributions
Net asset value, end of period
Total Return (does not reflect
applicable sales charges)
Net assets, end of period (000's)
Ratio of total expenses to
average net assets
Ratio of net investment income to
average net assets
Ratio of net expense before
reimbursement and waiver to average
net assets
Ratio of net investment income before
reimbursement and waiver to average
net assets
Portfolio turnover rate

(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

    Index Plus Mid Cap                 Index Plus Small Cap                                      Ascent
----------------------------       --------------------------------     -----------------------------------------------------
  Class A           Class C           Class A          Class C                            Class A                 Class C
-------------  -------------       --------------  ----------------     -----------------------------------    --------------
Period from     Period from         Period from      Period from                             Period from       Period from
February 3,       June 30,          February 3,        June 30,                              January 20,         June 30,
   1998 to        1998 to             1998 to          1998 to            Year ended           1997 to            1998 to
 October 31,     October 31,        October 31,       October 31,         October 31,        October 31,        October 31,
    1998            1998               1998              1998                1998               1997               1998


(for one outstanding share throughout each period)

                                                         Crossroads                                          Legacy
------------------------------------------------------------------------------------    -------------------------------------------
                                                    Class A                 Class C                Class A                Class C
-----------------------------------------------------------------------    ---------    -----------------------------  ------------
                                                           Period from     Period from                   Period from    Period from
                                                           January 20,      June 30,                     January 20,      June 30,
                                            Year ended       1997 to        1998 to       Year ended      1997 to         1998 to
                                           October 31,     October 31,     October 31,    October 31,    October 31,    October 31,
                                              1998            1997            1998           1998           1997           1998
Net asset value, beginning of period
Income From Investment
Operations:
Net investment income
Net realized and change in unrealized
gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
From net realized gains on
investments
Total distributions
Net asset value, end of period
Total Return (does not reflect
applicable sales charges)
Net assets, end of period (000's)
Ratio of total expenses to
average net assets
Ratio of net investment income to
average net assets
Ratio of net expense before
reimbursement and waiver to average
net assets
Ratio of net investment income before
reimbursement and waiver to average
net assets
Portfolio turnover rate

(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Funds. The Funds' most recent annual and semi-annual reports contain information about the Funds' investments. The most recent annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year.

You may request free of charge the current SAI or the most recent annual and semi-annual reports, or other information about the Funds, by calling 1-800-367-7732 or writing to:

Aetna Series Fund, Inc.
151 Farmington Avenue
Hartford, Connecticut 06156-8962

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the SEC's web site (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 to get information on the operations of the Public Reference Room or you may write to Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.

Investment Company Act File No. 811-____.

AETNA SERIES FUND, INC.
PROSPECTUS
CLASS I SHARES

March 1, 1999


Capital Appreciation Funds
Aetna Growth Fund (Growth)
Aetna International Fund (International)
Aetna Mid Cap Fund (Mid Cap)
Aetna Small Company Fund (Small Company)
Aetna Value Opportunity Fund (Value Opportunity)

Growth & Income Funds
Aetna Balanced Fund (Balanced)
Aetna Growth and Income Fund (Growth and Income)
Aetna Real Estate Securities Fund (Real Estate)

Income Funds
Aetna Bond Fund (Bond Fund)
Aetna Government Fund
Aetna High Yield Fund (High Yield)
Aetna Money Market Fund (Money Market)

Index Plus Funds
Aetna Index Plus Bond Fund (Index Plus Bond)
Aetna Index Plus Large Cap Fund (Index Plus Large Cap)
Aetna Index Plus Mid Cap Fund (Index Plus Mid Cap)
Aetna Index Plus Small Cap Fund (Index Plus Small Cap)

Generation Funds
Aetna Ascent Fund (Ascent)
Aetna Crossroads Fund (Crossroads)
Aetna Legacy Fund (Legacy)




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.

This Prospectus is for investors purchasing or considering purchase of Class I shares of one or more of the Funds. Only certain investors are eligible to purchase Class I shares. All other investors may purchase Class A, Class B and Class C shares. Investors who wish to purchase Class A, Class B or Class C shares of the Funds may request a separate prospectus by calling 1-800-367-7732.

                               TABLE OF Contents

THE FUNDS' INVESTMENTS                                                        3
         Investment Objectives, Principal Investment Strategies and
           Risks, Volatility and Performance                                  3
         Other Investment Strategies and Risks                               27

SHAREHOLDER FEES AND FUND EXPENSES                                           28

MANAGEMENT OF THE FUNDS' PORTFOLIO
         INVESTMENTS                                                         30

INVESTING IN THE FUNDS                                                       33
         Opening an Account and Eligibility for Class I Shares               33
         How to Buy Shares                                                   33
         How to Sell Shares                                                  36
         Timing of Requests                                                  37
         Other Information about Shareholder Accounts and Services           37
         Dividends and Distributions                                         38
         Tax Information                                                     39

PRIVATE ACCOUNT PERFORMANCE                                                  39

FINANCIAL HIGHLIGHTS                                                         41

ADDITIONAL INFORMATION                                                       52

                             THE Funds' INVESTMENTS

Investment Objectives, Principal Investment Strategies and Risks, Volatility and Performance

Below is a description of each Fund's investment objective, the principal investment strategies employed on behalf of each Fund, and the principal risks associated with investing in each Fund.

--------------------------------------------------------------------------------

A bar chart for each Fund (that has been in existence for at least one full calendar year) shows changes in the Fund's performance from year to year. The fluctuation in returns shows each Fund's performance volatility. This chart is accompanied by the Fund's best and worst quarterly returns throughout the years noted in the bar chart.

--------------------------------------------------------------------------------

A table for each Fund (that has been in existence for at least one full calendar year) shows its average annual total returns. The table also compares the Fund's returns to those of a broad-based securities market index. Each index is a widely recognized, unmanaged index of securities. A Fund's past performance is not necessarily an indication of how it will perform in the future.

--------------------------------------------------------------------------------

Additional information on the Funds' investment strategies and risks is included, beginning on page 27.

--------------------------------------------------------------------------------

Aeltus Investment Management, Inc. (Aeltus) serves as investment adviser of the Funds.

--------------------------------------------------------------------------------

Bradley, Foster & Sargent, Inc. (Bradley) serves as subadviser of Value Opportunity.

--------------------------------------------------------------------------------

Shares of the Funds will rise and fall in value and you could lose money by investing in them. There is no guaranty the Funds will achieve their investment objectives. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION Funds
--------------------------------------------------------------------------------

AETNA GROWTH FUND (GROWTH)

Fundamental Objective Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Principal Investment Strategies Under normal market conditions, Growth invests at least 65% of its total assets in common and preferred stocks.

In managing Growth, Aeltus:

[bullet] Tends to emphasize stocks of larger companies, although it may invest in stocks of companies of any size.
[bullet] Uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose full value is not reflected in the stock price.
[bullet] Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

Principal Risks The principal risks of investing in Growth are those generally attributable to stock investing. They include the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


AETNA GROWTH FUND                                  VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class I)                1994       1995        1996       1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class I (%)
   S&P 500 Index**

--------------
*The Standard & Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends, and is considered to be representative of the stock market in general.

AETNA INTERNATIONAL FUND
(INTERNATIONAL)

Fundamental Objective Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of North America. International will not target any given level of current income.

Principal Investment Strategies Under normal market conditions, International invests at least 65% of its total assets in securities principally traded in three or more countries outside of North America. These securities may include common stocks as well as securities convertible into common stocks.

In managing International, Aeltus:

[bullet] Diversifies the Fund's portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their real value.
[bullet] Allocates assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.
[bullet] Invests primarily in established foreign securities markets, although it may invest in emerging markets as well.
[bullet] Typically invests in approximately 90 to 120 different securities at any one time, and looks to allocate no more than 3% of the Fund's total assets to a single security.
[bullet] Uses internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends paid by each company, in an attempt to select companies with long-term sustainable growth characteristics.
[bullet] Employs currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

Principal Risks The principal risks of investing in International are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance.

Stocks of foreign companies present additional risks for U.S. investors, including the following:

[bullet] Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts.
[bullet] Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.
[bullet] Stocks of foreign companies may be denominated in foreign currency.
         Exchange rate fluctuations may reduce or eliminate gains or create losses.

All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Europe.

AETNA INTERNATIONAL FUND                           VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                                               Years Ended December 31,
   Year-by-Year Total Return (Class I)                1992       1993        1994       1995        1996       1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class I (%)
   MSCI EAFE Index*

----------
*The Morgan Stanley Capital International-Europe, Australia and Far East Index is a market value-weighted average of the performance of more than 900 securities listed on the stock market exchanges of countries in Europe, Australia and the Far East.

AETNA MID CAP FUND
(MID CAP)

Fundamental Objective Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies having medium market capitalizations.

Principal Investment Strategies Under normal market conditions, Mid Cap invests at least 65% of its total assets in common stocks of medium capitalization companies, defined as:

[bullet] The largest 1,000 U.S. companies (as measured by market capitalization), excluding companies in the Standard & Poor's 500 Composite Index; and
[bullet] All companies in the Standard & Poor's MidCap 400 Index that are not otherwise included in the largest 1,000 companies (as measured by market capitalization).

In managing Mid Cap, Aeltus invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their real value. Aeltus uses internally developed quantitative computer models to evaluate the financial characteristics of companies. Aeltus analyzes these characteristics in an attempt to identify companies whose full value is not reflected in the stock price. These characteristics include a company's potential for strong, sustainable earnings and for long-term profitability.

Principal Risks The principal risks of investing in Mid Cap are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of larger companies.

--------------------------------------------------------------------------------

AETNA SMALL COMPANY FUND
(SMALL COMPANY)

Fundamental Objective Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Principal Investment Strategies Under normal market conditions, Small Company invests at least 65% of its total assets in common and preferred stocks of small-capitalization companies, defined as:

[bullet] The smallest 2,000 of the largest 3,000 U.S. companies (as measured by market capitalization); and
[bullet] All companies not included above that are included in the Standard &
         Poor's SmallCap 600 Index.

In managing Small Company, Aeltus:

[bullet] Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their real value.
[bullet] Uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose full value is not reflected in the stock price.
[bullet] Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

Principal Risks The principal risks of investing in Small Company are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

[bullet] Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.
[bullet] In many instances, the frequency and volume of trading in these stocks is substantially less than is typical of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations or may be less liquid.
[bullet] When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company stocks.
[bullet] Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

AETNA SMALL COMPANY FUND                           VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class I)                1994       1995        1996       1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class I (%)
   Russell 2000 Index*

----------
*The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index and represents approximately 10% of the Russell 3000 total market capitalization. The 3,000 largest U.S. companies by market capitalization, representing nearly 98% of the U.S. equity market, comprise the Russell 3000 Index. Both indices assume reinvestment of all dividends and are unmanaged.

AETNA VALUE OPPORTUNITY FUND
(VALUE OPPORTUNITY)

Fundamental Objective Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. Stocks are selected based on a value-oriented approach.

Principal Investment Strategies Under normal market conditions, Value Opportunity invests at least 65% of its total assets in common and preferred stocks. In managing Value Opportunity, Bradley tends to emphasize common stocks of larger companies it believes are trading below their real value, although it may invest in stocks of companies of any size. Bradley believes that Value Opportunity's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems. In searching for investments, Bradley evaluates financial characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive.

Principal Risks The principal risks of investing in Value Opportunity are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance.

Further, stocks that appear to be undervalued may never appreciate to the extent expected. Because value-oriented stocks tend to exhibit a stronger relationship to economic cycles than growth-oriented stocks, they are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.


--------------------------------------------------------------------------------
GROWTH & INCOME Funds
--------------------------------------------------------------------------------

AETNA BALANCED FUND
(BALANCED)

Fundamental Objective Seeks to maximize total return with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and money market instruments.

Principal Investment Strategies Under normal market conditions, Balanced allocates its assets among the following asset classes:

[bullet] Equities, such as common and preferred stocks.
[bullet] Debt, such as bonds, mortgage-related and other asset-backed securities, and U.S. Government securities.
[bullet] Money market instruments.

Aeltus typically maintains approximately 60% of Balanced's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus' view of the relative attractiveness of these asset classes. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, Aeltus uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose full value is not reflected in their equity or debt securities.

Aeltus generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Fund's portfolio.

In managing the equity component of Balanced, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies to a significant extent.

In managing the debt component of Balanced, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. The Fund may invest up to 15% of total assets in high-yield bonds (fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by Aeltus to be of comparable quality).

Principal Risks The principal risks of investing in Balanced are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on Aeltus' skill in allocating Fund assets between equities and debt and in choosing investments within those categories. As a result, Balanced may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

In the case of stocks, risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The Fund's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Fund shares may fall. The value of high-yield bonds are even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying securities. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

AETNA BALANCED FUND                                VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                                               Years Ended December 31,
   Year-by-Year Total Return (Class I)                1992       1993        1994       1995        1996       1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class I (%)
   60% S&P 500 Index/40%
   Lehman Brothers Aggregate
   Bond Index*

----------
*The Standard & Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends and is considered to be representative of the stock market in general. The Lehman Brothers Aggregate Bond Index is an unmanaged index of corporate, government and mortgage bonds.

AETNA GROWTH AND INCOME FUND
(GROWTH AND INCOME)

Fundamental Objective Seeks long-term growth of capital and income through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer above-average growth potential.

Principal Investment Strategies Under normal market conditions, Growth and Income invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital or income growth. In managing Growth and Income, Aeltus:

[bullet] Tends to emphasize stocks of larger companies.
[bullet] Looks to diversify the Fund's assets across other asset classes
         (including stocks of small and medium-sized companies, international stocks, real estate securities and fixed income securities).
[bullet] Uses internally developed quantitative computer models to determine the relative attractiveness of each asset class and to evaluate the financial characteristics of securities within each class. In analyzing these characteristics, Aeltus attempts to identify momentum and valuation characteristics in selecting securities whose full value is not reflected in their price.

Principal Risks The principal risks of investing in Growth and Income are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in allocating assets and in choosing investments.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Because Aeltus emphasizes large cap stocks, the Fund may underperform when large cap stocks are out of favor; however, because the Fund is more diversified across asset classes than most other funds with similar investment objectives, it may not perform as well as those funds when large cap stocks are in favor.


AETNA GROWTH AND INCOME FUND                       VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                                               Years Ended December 31,
   Year-by-Year Total Return (Class I)                1992       1993        1994       1995        1996       1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class I (%)
   S&P 500 Index*

----------
*The Standard & Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends and is considered to be representative of the stock market in general.

AETNA REAL ESTATE SECURITIES FUND
(REAL ESTATE)

Fundamental Objective Seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).

Principal Investment Strategies Under normal market conditions, Real Estate invests at least 65% of its total assets in stocks, convertible securities and preferred stocks of companies principally engaged in the real estate industry. These companies may invest in, among other things, shopping malls, healthcare facilities, office parks and apartment communities, or may provide real estate management and development services.

In selecting investments from a universe of equity securities of REITs and real estate operating companies, Aeltus uses internally developed quantitative models to forecast returns of each security. Aeltus evaluates real estate companies based on their earnings history and long-term growth prospects, analyst estimates of future earnings, safety and growth in dividends, balance sheet strength and quality of management. Aeltus also considers whether the securities appear to be trading below their real value. Aeltus allocates assets among property types and economic and geographic regions. Aeltus attempts to construct Real Estate's portfolio so that the overall level of risk is not in excess of its benchmark index, the National Association of Real Estate Investment Trusts Equity Index.

Principal Risks Concentrating in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly. Those risks include:

[bullet] Periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate.
[bullet] Periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners.
[bullet] Adverse developments in the real estate industry, which may have a greater impact on the Fund than a fund more broadly diversified.

The risks generally attributable to stock investing include the sudden and unpredictable drop in the value of the market as a whole and periods of lackluster or negative performance. Although Real Estate is subject to the risks generally attributable to stock investing, because the Fund has concentrated its assets in one industry it may be subject to more abrupt swings in value than would a more diversified equity portfolio.

--------------------------------------------------------------------------------
INCOME Funds
--------------------------------------------------------------------------------


AETNA BOND FUND (BOND FUND)

Fundamental Objective Seeks to provide as high a level of total return (i.e., income and capital appreciation) as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Principal Investment Strategies Under normal market conditions, Bond Fund invests at least 65% of its total assets in:

[bullet] High-grade corporate bonds.
[bullet] Mortgage-related and other asset-backed securities.
[bullet] Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by Aeltus to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield bonds, and up to 25% of its total assets in foreign securities.

In managing Bond Fund, Aeltus looks to construct an intermediate-term, high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility. Aeltus uses quantitative computer models to evaluate issuers whose full value is not reflected in their security prices. As a result, Bond Fund may, at times, emphasize one type of debt security rather than another.

Principal Risks The principal risks of investing in Bond Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying securities. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. These risks are usually higher for securities of companies in emerging markets.

AETNA BOND FUND                                    VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                                               Years Ended December 31,
   Year-by-Year Total Return (Class I)                1992       1993        1994       1995        1996       1997       1998




   [triangle pointing up]    Best Quarter:    , up    %
   [triangle pointing down]  Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class I (%)
   Lehman Brothers Aggregate
   Bond Index*

----------
*The Lehman Brothers Aggregate Bond Index is an unmanaged index of corporate, government and mortgage bonds.

AETNA GOVERNMENT FUND

Fundamental Objective Seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Principal Investment Strategies Under normal market conditions, Aetna Government Fund invests at least 65% of its total assets in U.S. Government securities. U.S. Government securities include securities issued by the U.S. Treasury, individual government agencies and certain organizations created through federal legislation. Securities issued by the U.S. Treasury are backed by the full faith and credit of the federal government, the strongest form of credit backing in the U.S. Securities issued by individual agencies and organizations may be backed by the full faith and credit of the federal government as to principal or interest but are not direct obligations of the U.S. Treasury. Government securities also include certain mortgage-related securities that are sponsored by a U.S. Government agency or organization.

In managing Aetna Government Fund, Aeltus:

[bullet] Looks to construct an intermediate-term, high-quality portfolio by selecting investments with the potential to enhance the portfolio's overall yield and total return.

[bullet] Uses quantitative computer models to identify attractive investments within the U.S. Government securities markets. As a result, Aetna Government Fund may, at times, emphasize one type of U.S. Government security rather than another.

Principal Risks The principal risks of investing in Aetna Government Fund are those generally attributable to debt investing, including increases in interest rates. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

In addition to being sensitive to changes in interest rates, the prices of mortgage-related securities also are sensitive to changes in the prepayment patterns on the underlying securities. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

AETNA GOVERNMENT FUND                              VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                             Years Ended December 31,
   Year-by-Year Total Return (Class I)                1994       1995        1996       1997       1998




   [triangle pointing up]   Best Quarter:    , up    %
   [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class I (%)
   Lehman Brothers Intermediate
   Government Index*

----------
*The Lehman Brothers Intermediate Government Bond Index, an unmanaged index, includes those bonds found in the Lehman Brothers Government Bond Index that have a maturity of one to 9.99 years.

AETNA HIGH YIELD FUND
(HIGH YIELD)

Fundamental Objective Seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by S&P or lower than Baa3 by Moody's.

Principal Investment Strategies Under normal market conditions, High Yield invests at least 65% of its total assets in high-yield bonds. High-yield bonds are bonds rated below investment grade in terms of quality, and may include bonds of companies in default or bankruptcy.

In managing High Yield, Aeltus:

[bullet] Looks to meet the Fund's objective and reduce volatility by constructing a diversified portfolio consisting of securities with varying maturities and credit ratings. Aeltus, however, attempts to look beyond credit ratings to select investments that it believes offer opportunities for high income, growth and credit improvement.
[bullet] Uses a quantitative process for evaluating the financial criteria of issuers, such as cash flow.
[bullet] Evaluates other, less quantitative factors, such as market share, strength of management and management's equity stake in the company.

Principal Risks When the economy weakens, cash flows weaken, making it more difficult for issuers to pay principal and interest. For all bonds, there is a risk that an issuer will default. High-yield bonds, however, are more susceptible to the risk of default and their prices usually will fall if a number of other issuers default or go bankrupt or if the market anticipates either of those events.

Additional risks include:

[bullet] The performance of High Yield may be affected by weak equity markets, when issuers of high-yield bonds generally find it difficult to reduce debt by replacing debt with equity.
[bullet] Because many high-yield securities are traded only among institutional investors, it may be difficult for Aeltus to sell the Fund's portfolio investments at fair prices when high-yield bonds fall out of favor with those investors.
[bullet] Generally, when interest rates rise, bond prices fall, which may cause the value of the Fund's portfolio securities to fall as well.


--------------------------------------------------------------------------------


AETNA MONEY MARKET FUND
(MONEY MARKET)

Fundamental Objective Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Principal Investment Strategies Money Market is managed in accordance with Securities and Exchange Commission rules that are designed to ensure that money market funds maintain a stable $1.00 share price. Money Market invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper, asset-backed securities, and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies. Money Market maintains a dollar-weighted average portfolio maturity of not more than 90 days.

Principal Risks Although Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Money Market. An investment in Money Market is not insured or guaranteed by the FDIC or any other government agency. A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the yield of Money Market's shares.

AETNA MONEY MARKET FUND                            VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                                               Years Ended December 31,
   Year-by-Year Total Return (Class I)                1992       1993        1994       1995        1996       1997       1998




  [triangle pointing up]   Best Quarter:    , up    %
  [triangle pointing down] Worst Quarter:   , down    %

                                                        As of December 31, 1998
   Average Annual Total Return          1 Year      5 Years      Since Inception      Inception Date
   Class I (%)
   IBC Index*

----------
*IBC's Money Funds Report Average/All Taxable Index (IBC) is an average of the returns of over 250 money market mutual funds surveyed each month by IBC.

To obtain current yield information, please contact 1-800-____-____.

--------------------------------------------------------------------------------
INDEX PLUS Funds
--------------------------------------------------------------------------------

AETNA INDEX PLUS BOND FUND
(INDEX PLUS BOND)

Fundamental Objective Seeks maximum total return, consistent with preservation of capital, primarily through investment in a diversified portfolio of fixed-income securities, which will be chosen to substantially replicate the characteristics of the Lehman Brothers Aggregate Bond Index (LBAB), an unmanaged index comprised of approximately 6,900 securities.

Principal Investment Strategies Under normal market conditions, Index Plus Bond invests at least 90% of its total assets in bonds, including U.S. Treasuries, corporate bonds and mortgage-related securities.

In managing Index Plus Bond, Aeltus:

[bullet] Attempts to achieve a total return which, before deducting fund expenses, exceeds the LBAB.
[bullet] Allocates assets among various sectors as well as individual securities that it believes will outperform those in the LBAB, and underweighting certain other sectors or securities it believes will underperform.
[bullet] In determining which bonds to purchase, evaluates various criteria, such as the financial strength of the issuer and the issuer's potential for strong, sustained earnings growth as well as the potential for interest rates to rise or fall.

Aeltus expects that there will be a close correlation between the performance of Index Plus Bond and that of the LBAB in both rising and falling markets. Inclusion of a bond in the LBAB in no way implies an opinion by Lehman Brothers as to the bond's attractiveness as an investment. Index Plus Bond is neither sponsored by nor affiliated with Lehman Brothers.

Principal Risks The principal risks of investing in Index Plus Bond are those generally attributable to bond investing. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that an issuer will default.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying securities. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

The success of the Fund's strategy depends significantly on Aeltus' skill in choosing investments, and in determining which sectors or securities it overweights, underweights or avoids altogether.


--------------------------------------------------------------------------------


AETNA INDEX PLUS LARGE CAP FUND
(INDEX PLUS LARGE CAP)

Fundamental Objective Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

Principal Investment Strategies Under normal market conditions, Index Plus Large Cap invests at least 80% of its net assets in stocks included in the S&P 500 (other than Aetna Inc. common stock). The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies in the U.S. selected by Standard & Poor's Corporation.

In managing Index Plus Large Cap, Aeltus attempts to achieve its objective by overweighting those stocks in the S&P 500 that it believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained growth of earnings. At any one time, Aeltus generally includes in the Index Plus Large Cap portfolio approximately 400 stocks included in the S&P 500. Aeltus expects that there will be a close correlation between the performance of Index Plus Large Cap and that of the S&P 500 in both rising and falling markets.

Inclusion of a stock in the S&P 500 in no way implies an opinion by S&P as to the stock's attractiveness as an investment. Index Plus Large Cap is neither sponsored by nor affiliated with S&P.

Principal Risks The principal risks of investing in Index Plus Large Cap are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities it overweights, underweights or avoids altogether.

AETNA INDEX PLUS LARGE CAP FUND                    VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                   Years Ended December 31,
   Year-by-Year Total Return (Class I)                1997       1998




  [triangle pointing up]   Best Quarter:    , up    %
  [triangle pointing down] Worst Quarter:   , down    %

                                               As of December 31, 1998
   Average Annual Total Return          1 Year      Since Inception      Inception Date
   Class I (%)
   S&P 500 Index*

----------
*The Standard & Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends, and is considered to be representative of the stock market in general.

AETNA INDEX PLUS MID CAP FUND
(INDEX PLUS MID CAP)

Fundamental Objective Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.

Principal Investment Strategies Under normal market conditions, Index Plus Mid Cap invests at least 80% of its net assets in stocks included in the S&P 400. The S&P 400 is a stock market index comprised of common stocks of 400 mid-capitalization companies in the U.S. selected by Standard & Poor's Corporation.

In managing Index Plus Mid Cap, Aeltus attempts to achieve its objective by overweighting those stocks in the S&P 400 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained growth of earnings. Aeltus expects that there will be a close correlation between the performance of Index Plus Mid Cap and that of the S&P 400 in both rising and falling markets.

Inclusion of a stock in the S&P 400 in no way implies an opinion by S&P as to the stock's attractiveness as an investment. Index Plus Mid Cap is neither sponsored by nor affiliated with S&P.

Principal Risks The principal risks of investing in Index Plus Mid Cap are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities it overweights, underweights or avoids altogether.


--------------------------------------------------------------------------------


AETNA INDEX PLUS SMALL CAP FUND
(INDEX PLUS SMALL CAP)

Fundamental Objective Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.

Principal Investment Strategies Under normal market conditions, Index Plus Small Cap invests at least 80% of its net assets in stocks included in the S&P 600. The S&P 600 is a stock market index comprised of common stock of 600 small-capitalization companies in the U.S. selected by Standard & Poor's Corporation.

In managing Index Plus Small Cap, Aeltus attempts to achieve its objective by overweighting those stocks in the S&P 600 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained growth of earnings. Aeltus expects that there will be a close correlation between the performance of Index Plus Small Cap and that of the S&P 600 in both rising and falling markets.

Inclusion of a stock in the S&P 600 in no way implies an opinion by S&P as to the stock's attractiveness as an investment. Index Plus Small Cap is neither sponsored by nor affiliated with S&P.

Principal Risks The principal risks of investing in Index Plus Small Cap are those generally attributable to stock investing. These risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on Aeltus' skill in determining which securities it overweights, underweights or avoids altogether.

Other risks include:

[bullet] Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.
[bullet] In many instances, the frequency and volume of trading in these stocks is substantially less than is typical of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

[bullet] When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company stocks.
[bullet] Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.


--------------------------------------------------------------------------------
GENERATION Funds
--------------------------------------------------------------------------------

AETNA ASCENT FUND
(ASCENT)

AETNA CROSSROADS FUND
(CROSSROADS)

AETNA LEGACY FUND
(LEGACY)

Fundamental Objectives Ascent seeks to provide capital appreciation.

Crossroads seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Legacy seeks to provide total return consistent with preservation of capital.

Principal Investment Strategies Ascent, Crossroads and Legacy are asset allocation funds that have been designed for investors with different investment objectives:

[bullet] Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.
[bullet] Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.
[bullet] Legacy is managed for investors primarily seeking total return consistent with capital preservation, who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal market conditions, Aeltus allocates the assets of each Generation Fund, in varying degrees, among several classes of equities, fixed-income securities and money market instruments. To remain consistent with each Generation Fund's investment objective and intended level of risk tolerance, Aeltus has instituted both a benchmark percentage allocation and a Fund level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Fund level range allows Aeltus to vary the securities in each Fund and take advantage of opportunities as market and economic-conditions change. Aeltus does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Generation Funds' portfolios.

The Generation Funds' benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.

ASSET CLASS

                                       Ascent            Crossroads(1)     Legacy(2)         Comparative Index

---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------

Large Capitalization Stocks
Range                                  0-60%             0-45%             0-30%             S&P 500 Index
Benchmark                              20%               15%               10%

Small-/Mid-Capitalization Stocks
Range                                  0-40%             0-30%             0-20%             Russell 2500 Index
Benchmark                              20%               15%               10%

International Stocks                                                                         Morgan Stanley Capital
Range                                  0-40%             0-30%             0-20%             International Europe,
Benchmark                              20%               15%               10%               Australia and Far East Index

Real Estate Stocks                                                                           National Association of
Range                                  0-40%             0-30%             0-20%             Real Estate Investment Trusts
Benchmark                              20%               15%               10%               Equity Index


---------------------------------------------------------------------------------------------------------------------------
Fixed Income
---------------------------------------------------------------------------------------------------------------------------

U.S. Dollar Bonds
Range                                  0-40%             0-70%             0-100%            Salomon Brothers Broad
Benchmark                              10%               25%               40%               Investment Grade Index

International Bonds
Range                                  0-20%             0-20%             0-20%             Salomon Brothers Non-U.S.
Benchmark                              10%               10%               10%               World Government Bond Index


---------------------------------------------------------------------------------------------------------------------------
Money Market Instruments
---------------------------------------------------------------------------------------------------------------------------


Range                                  0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
Benchmark                              0%                5%                10%

----------------
(1) Crossroads will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2) Legacy will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

Each Generation Fund's allocation among assets may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as:

[bullet] Expected dividend and returns.
[bullet] Bond yields.
[bullet] Price-to-earnings ratios.
[bullet] Dividend yields.

Each Generation Fund may invest up to 15% of its total assets in high-yield bonds.

Principal Risks The principal risks of investing in each Generation Fund are those generally attributable to stock and bond investing. The success of each Generation Fund's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes.

For stock investments, those risks include the sudden and unpredictable drop in value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield bonds are even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying securities. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Foreign securities tend to be less liquid and more volatile than their U.S. counterparts, and fluctuations in exchange rates may reduce or eliminate gains or create losses. These risks are usually higher for securities of companies in emerging markets.

AETNA ASCENT FUND                                  VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                            Years Ended December 31,
   Year-by-Year Total Return (Class I)                1995       1996     1997       1998




  [triangle pointing up]   Best Quarter:    , up    %
  [triangle pointing down] Worst Quarter:   , down    %

                                               As of December 31, 1998
   Average Annual Total Return          1 Year      Since Inception      Inception Date
   Class I (%)
   Ascent Composite*






AETNA CROSSROADS FUND                              VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                            Years Ended December 31,
   Year-by-Year Total Return (Class I)                1995       1996     1997       1998




  [triangle pointing up]   Best Quarter:    , up    %
  [triangle pointing down] Worst Quarter:   , down    %

                                               As of December 31, 1998
   Average Annual Total Return          1 Year      Since Inception      Inception Date
   Class I (%)
   Crossroads Composite*

AETNA LEGACY FUND                                  VOLATILITY And PERFORMANCE

[TABULAR REPRESENTATION OF CHART]

                                                            Years Ended December 31,
   Year-by-Year Total Return (Class I)                1995       1996     1997       1998




  [triangle pointing up]   Best Quarter:    , up    %
  [triangle pointing down] Worst Quarter:   , down    %

                                               As of December 31, 1998
   Average Annual Total Return          1 Year      Since Inception      Inception Date
   Class I (%)
   Legacy Composite*


----------

*The Ascent Composite, Crossroads Composite and Legacy Composite are each comprised of the seven stock and bond indices listed below in weights that correspond to the particular benchmark weights for each Fund.



Asset Class              Benchmark Index
-----------------------------------------------------------------------------------------------------------------------
Large Cap Stocks         The Standard & Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends, and is considered to be representative of the stock market in general.

Small-/Mid-Cap Stocks    The Russell 2500 Index consists of the smallest 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index, and represents approximately 23% of the Russell
                         3000 total market capitalization. Each of these indices assumes reinvestment of all dividends and is unmanaged.

International Stocks     The Morgan Stanley Capital International-Europe, Australia, Far East Index is an unmanaged, market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

Real Estate Stocks       The National Association of Real Estate Investment Trusts Equity Index is an unmanaged, market-weighted average of the performance for tax-qualified real estate investment trusts listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market
                         System.

U.S. Dollar Bonds        Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better.
                         The index includes U.S. Treasury/Agency issues, mortgage pass-through securities and corporate issues.

International Bonds      The Salomon Brothers Non-U.S. World Government Bond Index serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries: Japan, United Kingdom; Germany; France; Canada; the Netherlands;
                         Australia; Denmark, Italy, Belgium, Spain and Sweden.

Cash Equivalents         Three-month Treasury bills are government-backed short-term investments considered to be risk-free, and equivalent to cash because their maturity is only three months.

Other Investment Strategies and Risks

In addition to the principal investments and strategies described above, the Funds may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Derivatives Each Fund (except Money Market) may use derivatives, which are financial instruments whose value derives from another security, an interest rate, an index or a currency. The Funds primarily use futures contracts, put options and call options that hedge against price fluctuations or increase the Funds' exposure to a particular asset class. To a limited extent, the Funds also may use derivatives for speculation (investing for potential income or capital gain). Finally, certain Funds may use currency-based derivatives for hedging positions in foreign securities.

[bullet] Futures contracts are agreements that obligate the buyer to buy and the seller to sell a specific quantity of securities at a specific price on a specific date.
[bullet] Options are agreements that for a fee or premium, give the holder the right, but not the obligation, to purchase or sell a certain amount of securities during a specified period or on a specified date.

While hedging can guard against potential risks, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Defensive Investing In response to unfavorable market conditions, each Fund may make temporary investments that are not consistent with its principal investment objectives and policies.

Year 2000 Aetna Inc. (on behalf of all of its subsidiaries and affiliates) has developed and is currently executing a plan to make its computer systems and applications accommodate date-sensitive information relating to the Year 2000. The plan covers four stages including:

[bullet] Inventory.
[bullet] Assessment.
[bullet] Remediation.
[bullet] Testing and certification.

Aetna Inc. is now in the testing and certification stages of its plan for the systems and applications related to the Funds, including those relating to Aeltus. Testing and certification of these systems is targeted for completion by mid-1999. The costs of these efforts will not affect the Funds.

Aeltus and the Funds also have relationships with broker dealers, transfer agents, custodians and other securities industry participants and service providers that are not affiliated with Aetna Inc. Aetna Inc. is currently examining its relationships with third parties as part of its Year 2000 plan. Aeltus believes that United States securities industry participants generally are preparing their computer systems and applications to accommodate information that is Year 2000 date-sensitive. Preparation by third parties, however, is outside Aetna Inc.'s, Aeltus' and the Funds' control. Failure of third parties to complete adequate, timely preparations, and any resulting systems interruptions or other consequences, could have an adverse effect, directly or indirectly, on the Funds, including, without limitation, its operation or the valuation of its assets.

Risks of Conversion to Euro On January 1, 1999, 11 of the countries in the European Monetary Union adopted the Euro as their official currency. However, their original currencies (for example, the franc, the mark, and the lire) will continue in use for cash transactions until January 1, 2002. After that date, it is expected that only the Euro will be used in those countries. Although a common currency is expected to confer some benefits in those markets, the conversion to the new currency will affect the Funds operationally and also has some special risks. Among other things, the conversion will affect:

[bullet] Issuers in which the Funds invest, because of changes in the competitive environment from a consolidated currency market, and greater operational costs from converting to the new currency. This could depress the value of their stock.
[bullet] The vendors the Funds depend on to carry out their business, such as custodians (which hold the foreign securities the Funds buy), the Adviser (which must price the Funds' investments to deal with the conversion to the Euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Funds.

Aeltus is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Funds' custodians have advised Aeltus of their plans to deal with the conversion, including how they will update their record keeping systems and handle the redenomination of outstanding foreign debt. Each Fund's portfolio manager also will monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Funds' investments cannot be determined with certainty at this time, but they may reduce the value of some of the Funds' holdings and increase their operational costs.

Portfolio Turnover Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. For the fiscal year ended October 31, 1998, Growth, International, Small Company, Growth and Income, Government and High Yield Fund each had a portfolio turnover rate in excess of 150%. A high portfolio turnover rate increases a Fund's transaction costs and may increase your tax liability.



SHAREHOLDER FEES AND FUND EXPENSES

The following tables describe the fees that you and the Funds may pay if you buy and hold shares of the Funds. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all Fund investors.


CLASS I SHAREHOLDER FEES

There are no sales charges deducted on initial purchases of Class I shares, deferred sales charges applied on redemptions, sales charges applied to dividend reinvestments or exchange fees.


                                 Class I Shares
                        Annual Fund Operating Expenses(1)
                  (as a percentage of average daily net assets)

                                                               Total             Fee Waiver/
                           Management                          Operating         Expense
                           Fee               Other Expenses    Expenses          Reimbursement           Net Expenses
---------------------------------------------------------------------------------------------------------------------------------
Growth                     %                 %                 %                 %                       %
International              %                 %                 %                 %                       %
Mid Cap                    %                 %                 %                 %                       %
Small Company              %                 %                 %                 %                       %
Value Opportunity          %                 %                 %                 %                       %

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Balanced                   %                 %                 %                 %                       %
Growth and Income          %                 %                 %                 %                       %
Real Estate                %                 %                 %                 %                       %

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Bond Fund                  %                 %                 %                 %                       %
Aetna Government Fund      %                 %                 %                 %                       %
High Yield                 %                 %                 %                 %                       %
Money Market               %                 %                 %                 %                       %

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Index Plus Bond            %                 %                 %                 %                       %
Index Plus Large Cap       %                 %                 %                 %                       %
Index Plus Mid Cap         %                 %                 %                 %                       %
Index Plus Small Cap       %                 %                 %                 %                       %

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Ascent                     %                 %                 %                 %                       %
Crossroads                 %                 %                 %                 %                       %
Legacy                     %                 %                 %                 %                       %


(1) Aeltus is contractually obligated through October 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee for certain Funds and/or to reimburse a portion of those Funds' other expenses in order to ensure that the Fund's total operating expenses do not exceed the percentage of the Fund's average daily net assets reflected in the table under Net Expenses. Fee waiver/expense reimbursement obligations apply to each Fund except Growth, Balanced, and Growth and Income. An administrative services fee of 0.10% is included in Other Expenses.

The expenses shown above are based on the year ended October 31, 1998, and have been restated to reflect changes in certain contractual arrangements. Previously, Class I shares (formerly Select Class shares) were assessed an administrative services fee of 0.25%.

CLASS I SHARES EXAMPLE

The following example is designed to help you compare the costs of investing in the Funds with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:


                                       1 Year*                3 Years*              5 Years*               10 Years*

Growth                                 $                      $                     $                      $
International
Mid Cap
Small Company
Value Opportunity

---------------------------------------------------------------------------------------------------------------------------------
Balanced
Growth and Income
Real Estate

---------------------------------------------------------------------------------------------------------------------------------
Bond Fund
Aetna Government Fund
High Yield
Money Market

---------------------------------------------------------------------------------------------------------------------------------
Index Plus Bond
Index Plus Large Cap
Index Plus Mid Cap
Index Plus Small Cap

---------------------------------------------------------------------------------------------------------------------------------
Ascent
Crossroads
Legacy

*1 year figures reflect Aeltus' contractual obligation to waive fees and/or reimburse expenses through October 31, 1999. 3, 5 and 10 year figures are based on total operating expenses without taking into account any fee waivers or expense reimbursements.

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may be greater or less than those shown.

Additional information regarding Class I shares may be obtained by calling your investment professional or 1-800-367-7732.

MANAGEMENT OF THE FUNDS' PORTFOLIO INVESTMENTS

Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602 serves as investment adviser of the Funds. Aeltus is responsible for managing the assets of each Fund in accordance with its investment objectives and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees

[bullet] Listed below for Funds that have operated for at least one full fiscal year are the aggregate advisory fees paid by each Fund for its most recent fiscal year.
[bullet] Listed below for the Funds that have operated for less than one full fiscal year are the advisory fees that Aeltus is entitled to receive, expressed as an annual rate based on average daily net assets of each Fund.


----------------------------------------------------------------------------------------------------------------------------------
                        Aggregate Advisory Fees as a                                           Aggregate Advisory Fees as a
                        Percentage of Average Net Assets                                       Percentage of Average Net Assets
Fund Name               for Year Ended October 31, 1998                 Fund Name              for Year Ended October 31, 1998
----------------------------------------------------------------------------------------------------------------------------------

Growth                                                                  Aetna Government Fund
International                                                           Money Market
Small Company                                                           Index Plus Large Cap
Balanced                                                                Ascent
Growth and Income                                                       Crossroads
Bond Fund                                                               Legacy

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Fund Name                                             Rate              Average Daily Net Assets
----------------------------------------------------------------------------------------------------------------------------------

Mid Cap                                               0.750%            On first $250 million
                                                      0.700%            On next $250 million
                                                      0.675%            On next $250 million
                                                      0.650%            On next $1.25 billion
                                                      0.600%            Over $2 billion

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Value Opportunity                                     0.700%            On first $250 million
                                                      0.650%            On next $250 million
                                                      0.625%            On next $250 million
                                                      0.600%            On next $1.25 billion
                                                      0.550%            Over $2 billion

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Real Estate                                           0.800%            On first $250 million
                                                      0.750%            On next $250 million
                                                      0.725%            On next $250 million
                                                      0.700%            On next $1.25 billion
                                                      0.650%            Over $2 billion

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High Yield                                            0.650%            On first $250 million
                                                      0.600%            On next $250 million
                                                      0.575%            On next $250 million
                                                      0.550%            On next $1.25 billion
                                                      0.500%            Over $2 billion

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Index Plus Bond                                       0.350%            On first $250 million
                                                      0.350%            On next $250 million
                                                      0.325%            On next $250 million
                                                      0.300%            On next $1.25 billion
                                                      0.275%            Over $2 billion

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Index Plus Mid Cap                                    0.450%            On first $250 million
                                                      0.450%            On next $250 million
                                                      0.425%            On next $250 million
                                                      0.400%            On next $1.25 billion
                                                      0.375%            Over $2 billion

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Index Plus Small Cap                                  0.450%            On first $250 million
                                                      0.450%            On next $250 million
                                                      0.425%            On next $250 million
                                                      0.400%            On next $1.25 billion
                                                      0.375%            Over $2 billion

On October 1, 1998, Bradley, Foster & Sargent, Inc. (Bradley), CityPlace II, 185 Asylum Street, Hartford, Connecticut 06103, was appointed as subadviser to Value Opportunity. While Bradley had not previously served as an investment adviser or subadviser to a mutual fund, it has managed private client assets as well as 401(k), profit sharing and other retirement plan assets since 1994.

As subadviser, Bradley is responsible for making equity investment decisions. Aeltus remains responsible for all other aspects of managing and administering Value Opportunity, including trade execution and cash management. Aeltus pays Bradley a monthly subadvisory fee at an annual rate of 0.15% of Value Opportunity's average daily net assets on the first $250 million of assets, and 0.10% on assets above $250 million.

Portfolio Management The following people are primarily responsible for the day-to-day management of the Funds.

Capital Appreciation Funds

Growth Kenneth H. Bragdon, Portfolio Manager, Aeltus, has been managing Growth since May 1998. Previously, Mr. Bragdon co-managed the Fund. Mr. Bragdon has been with the Aetna organization since 1978 and has 27 years of experience in the investment business.

International Vince Fioramonti, Portfolio Manager, Aeltus, has been managing International since December 1995. Mr. Fioramonti manages international stocks and non-U.S. dollar government bonds for several Aetna investment funds. Mr. Fioramonti joined Aetna in 1994 after serving as Vice President of The Travelers Investment Management Company. He began his investment career with Travelers in 1988.

Mid Cap Donald Townswick, Portfolio Manager, Aeltus, has been managing Mid Cap since its inception in February 1998. He also manages small- and mid-cap stocks for other mutual funds managed by Aeltus. Mr. Townswick joined the Aetna organization in July 1994 after serving 2 years with Invesco Inc.

Small Company Thomas DiBella, Portfolio Manager, Aeltus, has been managing Small Company since its inception in January 1994. Mr. DiBella joined Aeltus in 1991 and is currently responsible for the management of several small-capitalization portfolios.

Value Opportunity Peter Canoni, Principal, Bradley, manages Value Opportunity. Before joining Bradley, Mr. Canoni was a Managing Director of Aeltus and the portfolio manager of Value Opportunity from its inception in February 1998 through August 3, 1998. Mr. Canoni had been with the Aetna organization since 1980 and has over 26 years of investment experience.

Growth & Income Funds

Balanced Geoffrey A. Brod, Portfolio Manager, Aeltus, has been managing large cap stocks for the Fund since August 1, 1998. He has over 30 years of experience in quantitative applications and has over 11 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

Carl Baker, Portfolio Manager, Aeltus, has been managing fixed-income securities for the Fund since August 1, 1998. Mr. Baker has 11 years of experience in fixed income portfolio management and has been with the Aetna organization since 1982.

Richard DiChillo, Portfolio Manager, Aeltus, has been managing small cap stocks for the Fund since August 1, 1998. He has over 16 years of experience in security analysis and portfolio management. Mr. DiChillo has been with the Aetna organization since 1977.

Growth and Income Kevin M. Means, Managing Director, Aeltus, has been managing Growth and Income since July 1994. Mr. Means joined Aetna in July 1994 after serving as Chief Investment Officer at Invesco Management and Research since 1993. He also served from 1987 to 1993 as the Director of Quantitative Research and Equity Portfolio Manager at Invesco Capital Management. Mr. Means heads a team of portfolio managers each of whom specializes in a particular asset class used in the management of Growth and Income.

Real Estate Yaniv Tepper, Portfolio Manager, Aeltus, has been managing Real Estate since its inception in February 1998. He has been managing real estate securities for several investment funds managed by Aeltus since 1994. Mr. Tepper has been with the Aetna organization since 1994. He has over 10 years of experience in direct real estate and real estate securities investments.

Income Funds

Bond Fund Steven C. Huber, Managing Director, Aeltus, has been managing the Fund since August 1998. Mr. Huber joined the Aetna organization in 1987 as a quantitative analyst and has been managing fixed-income portfolios since 1989.

Aetna Government Fund Hugh T.M. Whelan, Portfolio Manager, Aeltus, has been managing Aetna Government Fund since January 1997. Mr. Whelan joined the Aetna organization in 1989 and manages fixed-income portfolios employing different strategies.

High Yield Gail Bruhn, Portfolio Manager, Aeltus, has been managing High Yield since its inception in February 1998. She currently manages high-yield securities for several institutional accounts managed by Aeltus. Ms. Bruhn joined Aeltus in 1995 after spending 12 years with CIGNA Investments.

Money Market Jeanne Wong-Boehm, Managing Director, Aeltus, has been managing Money Market since January 1992. Ms. Wong-Boehm joined the Aetna organization in 1983 as a fixed-income portfolio analyst and in 1989 she was assigned primary responsibility for the money market operations.

Index Plus Funds

Index Plus Bond Christie Bull, Portfolio Manager, Aeltus, has been managing Index Plus Bond since its inception in February 1998. She has been managing fixed-income securities for several private accounts managed by Aeltus since 1993. Ms. Bull is also the Director of Fixed Income Research for Aeltus. Ms. Bull has been with the Aetna organization since 1979.

Index Plus Large Cap Geoffrey A. Brod, Portfolio Manager, Aeltus, has been managing Index Plus Large Cap since its inception in December 1996.

Index Plus Mid Cap, Index Plus Small Cap Geoffrey A. Brod, Portfolio Manager, Aeltus, and Michael F. Farrell, Portfolio Manager, Aeltus, serve as co-managers of Index Plus Mid Cap and Index Plus Small Cap. Mr. Brod served as the sole manager of Index Plus Mid Cap and Index Plus Small Cap from each Fund's inception in February 1998 through February 1999. Mr. Farrell has been with the Aetna organization since 1991 and has been responsible for quantitative research and development of equity models.

Generation Funds

Ascent, Crossroads, Legacy Kevin M. Means, Managing Director, Aeltus, is the lead portfolio manager for the Generation Funds and has been responsible for determining the allocation of each Fund's investments since their inception in January 1995. Mr. Means is also responsible for the selection of large capitalization stocks for the Generation Funds. Mr. Means is supported by a team of investment professionals, each of whom focuses on a particular asset class.

Donald Townswick, Portfolio Manager, Aeltus, has been managing small and mid-cap stocks for the Generation Funds since January 1995.

Vince Fioramonti, Portfolio Manager, Aeltus, has been managing international stocks and non-U.S. dollar government bonds for the Generation Funds since January 1995.

Yaniv Tepper, Portfolio Manager, Aeltus, has been managing real estate securities for the Generation Funds since May 1995.

Carl Baker, Portfolio Manager, Aeltus, has been managing U.S. Dollar Bonds for the Generation Funds since August 1998.

Jeanne Wong-Boehm, Managing Director, Aeltus, has been managing money market investments for the Generation Funds since their inception in January 1995.

INVESTING IN THE FUNDS

Opening an Account and Eligibility for Class I Shares

How to Open an Account You may open an account either through your investment professional, through the sponsor of your employer-sponsored retirement plan or by yourself. If you are opening an account through your investment professional, he or she will guide you through the process of investing in a Fund. If you are investing through a retirement plan, please refer to your plan materials. If you wish to open an account on your own, you must submit a completed application to the Fund.

To submit an application without the help of an investment professional, complete and sign an account application and mail it to:

Aetna Series Fund, Inc.
c/o First Data Investor Services Group
P.O. Box 9681
Providence, RI 02940

Your check must be drawn on a bank located within the United States and payable in U.S. dollars. The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds reserve the right to reject any specific purchase or exchange request, including a request made by a market timer.


Class I Eligibility

Class I shares are offered to:

[bullet] Certain retirement plans.
[bullet] Certain registered investment advisers having an agreement with the Funds to invest a minimum of $1 million within one year of initial purchase.
[bullet] Employees and retired employees of Aetna Inc. and its affiliates
         (including members of employees' and retired persons' immediate families, board members and trustees, and their immediate families).
[bullet] Insurance companies (including separate accounts).
[bullet] Registered investment companies.
[bullet] Shareholders holding Select Class shares at the time such shares were redesignated as Class I shares, and their immediate family members, as long as they maintain a shareholder account.
[bullet] Certain bank and independent trust companies investing on behalf of their clients for which they charge trust and investment management fees.
[bullet] Members of the Board of Directors of Aetna Series Fund, Inc. (Company). [bullet] NASD-registered representatives of Aeltus Capital or any affiliated broker-dealer (including members of their immediate families).
[bullet] Other groups as may be approved by the Company's Board of Directors from time to time.


How to Buy Shares

Minimum Investments
                                        Initial Investment          Additional Investments

Individual Retirement Accounts          $500                        [bullet] $100 except by wire or Systematic
(including Roth IRAs)                                                        Investment
                                                                    [bullet] $500 by wire
                                                                    [bullet] $50 by Systematic Investment

All other investments                   $1,000                      [bullet] $100 except by wire or Systematic
                                                                             Investment
                                                                    [bullet] $500 by wire
                                                                    [bullet] $50 by Systematic Investment

INSTRUCTIONS FOR BUYING FUND SHARES


                           To Open An Account                   To Purchase Additional Shares

Through Your               Contact your investment              Contact your investment professional
Investment                 professional or consult your plan    or consult your plan materials.
Professional or            materials.
Retirement Plan

-------------------------------------------------------------------------------------------------------------
By Mail                    Complete and sign your               Fill out the investment stub from your
                           application, make                    confirmation statement or send a letter
                           your check payable to Aetna          indicating your name, account
                           Series Fund, Inc. and mail to:       number(s), the Fund(s) in which you
                                                                wish to invest and the amount you want
                           Aetna Series Fund, Inc.              to invest in each Fund.
                           c/o First Data Investor Services
                           Group, Inc.                          Make your check payable to Aetna
                           P.O. Box 9681                        Series Fund, Inc. and mail to:
                           Providence, RI  02940

                                                                Aetna Series Fund, Inc.
                           Cash, credit cards and third party   c/o First Data Investor Services Group, Inc.
                           checks cannot be used to open an     P.O. Box 9663
                           account.                             Providence, RI  02940

                                                                The Funds will accept checks which are
                                                                made payable to you and endorsed to
                                                                Aetna Series Fund, Inc.

-------------------------------------------------------------------------------------------------------------
By Overnight Courier       Follow the instructions above        Follow the instructions above for
                           for "By Mail" but send your          "By  Mail" but send your check and
                           completed application and check      investment stub or letter to:
                           to:

                                                                Aetna Series Fund, Inc.
                           Aetna Series Fund, Inc.              c/o First Data Investor Services
                           c/o First Data Investor Services     Group, Inc.
                           Group, Inc.                          4400 Computer Drive
                           4400 Computer Drive                  Westborough, MA  01581
                           Westborough, MA  01581

-------------------------------------------------------------------------------------------------------------
By Wire                    Not Available.                       Call 1-800-367-7732 prior to sending
                                                                the wire in order to obtain a
                                                                confirmation number.

                                                                Instruct your bank to wire funds to:

                                                                Wire to:
                                                                Boston Safe Deposit & Trust Company
                                                                ABA # 011001234

                           To Open An Account                             To Purchase Additional Shares

                                                                          Credit to:
                                                                          Boston Safe Deposit & Trust Company
                                                                          Account # 176656

                                                                          Further Credit to:
                                                                          Name of Fund
                                                                          Shareholder Account Number
                                                                          Shareholder Registration

                                                                          Federal funds wire purchase orders will
                                                                          be accepted only when the Fund's
                                                                          transfer agent and custodian bank are
                                                                          open for business.

                                                                          Neither the Funds nor their agents are
                                                                          responsible for the consequences of
                                                                          delays resulting from the banking or
                                                                          Federal Reserve wire system or from
                                                                          incomplete instructions.


-------------------------------------------------------------------------------------------------------------------------
By Electronic              Not Available.                                 Use the Systematic Investment Option.
Funds Transfer                                                            Sign up for this service when opening
                                                                          your account or by requesting the
                                                                          appropriate information.

-------------------------------------------------------------------------------------------------------------------------
By Exchange                Submit a written request to the                Submit a written request to the address
                           address listed above under                     listed above under "By Mail." Include:
                           "By Mail." Include:                            [bullet] Your name and account number
                           [bullet] Your name and account number.         [bullet] The name of the Fund into and out of
                           [bullet] The name of the Fund into and                  which you wish to exchange.
                                    out of which you wish to              [bullet] The amount to be exchanged and the
                                    exchange.                                      signatures of all shareholders.
                           [bullet] The amount to be exchanged
                                    and the signatures of all             You may also exchange your shares by
                                    shareholders.                         calling 1-800-367-7732. Please be
                                                                          prepared to provide:
                           You may also exchange your                     [bullet] The Funds' names.
                           shares by calling 1-800-367-7732.              [bullet] Your account number(s).
                           Please be prepared to provide:                 [bullet] Your Social Security number or
                           [bullet] The Funds' names.                              taxpayer identification number.
                           [bullet] Your account number(s).               [bullet] Your address.
                           [bullet] Your Social Security number or        [bullet] The amount to be exchanged.
                                    taxpayer identification number.
                           [bullet] Your address.
                           [bullet] The amount to be exchanged.

How to Sell Shares

To redeem all or a portion of the shares in your account, you should submit a redemption request through your investment professional, plan sponsor or as described below.

Redemption requests in amounts up to $25,000 may be made in writing or by telephone. The Company requires a signature guarantee if the amount of the redemption request is over $25,000. You may obtain a signature guarantee at most banks and securities dealers. Please note that notaries public cannot provide signature guarantees.

Once your redemption request is received in good order, the Fund normally will send the proceeds of such redemption within one or two business days. However, if making immediate payment could adversely affect a Fund, the Fund may defer distribution for up to seven days or a longer period if permitted. If you redeem shares of a Fund shortly after purchasing them, the Fund will hold payment of redemption proceeds until 12 calendar days have elapsed since those shares were purchased. A redemption request made within 15 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a signature guarantee.

Redemptions by Mail           You may redeem shares you own in any Fund by sending written instructions to:

                              Aetna Series Fund, Inc.
                              c/o First Data Investor Services Group, Inc.
                              P.O. Box 9681
                              Providence, RI 02940

                              Your instructions should identify:
                              [bullet] The Fund.
                              [bullet] The number of shares or dollar amount to be redeemed.
                              [bullet] Your name and account number.

                              Your instructions must be signed by all person(s) required to sign for the
                              Fund account, exactly as the shares are registered, and, if necessary, accompanied by a signature guarantee(s).


-------------------------------------------------------------------------------------------------------------
Redemptions by Wire           A minimum redemption of $1,000 is required for wire transfers.
                              Redemption proceeds will be transferred by wire to your previously designated bank account or to another destination if the federal funds wire instructions provided with your redemption request are accompanied by a signature guarantee.  A $12.00 fee will be charged for this service.


-------------------------------------------------------------------------------------------------------------
Redemptions by Telephone      Call 1-800-367-7732.  Please be prepared to provide your account number, account name and the amount of the redemption, which generally must be no less than $500 and no more than $25,000.

Timing of Requests

Orders that are received before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be processed at the Net Asset Value (NAV) calculated that business day. Orders received after the close of regular trading on the New York Stock Exchange will be processed at the NAV calculated on the following business day.

The Company may appoint certain institutions (Institutions) as parties that may accept purchase and redemption orders on behalf of the Company. If you purchase or redeem shares in connection with programs offered by these Institutions, your shares will be purchased or redeemed at the NAV determined the business day the Institution receives your order if the order is received before the close of regular trading on the New York Stock Exchange.

Institutions may be authorized to designate other intermediaries to accept purchase and redemption orders on the Company's behalf, subject to the Company's approval. Thus, the Company will be deemed to have received a purchase or redemption order when the Institution or, if applicable, the Institution's authorized designee, accepts the order.

Investors purchasing through an Institution should refer to the Institution's materials for a discussion of any specific instructions on the timing of or restrictions relating to the purchase or redemption of shares.

Other Information about Shareholder Accounts and Services

Business Hours Each Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Fund representatives are available from 8:00 a.m. to 8:00 p.m. eastern time on those days.

Net Asset Value The NAV of each Fund is determined as of the earlier of:

[bullet] 15 minutes after the close of regular trading on the New York Stock
         Exchange.
[bullet] 4:15 p.m. eastern time, on each day that the New York Stock Exchange is open for regular trading.

In calculating the NAV, the securities held by Money Market are valued using amortized cost. For all other Funds, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in less than 60 days are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board. With respect to any Fund that invests in foreign securities, because those securities may be traded on markets that are open on days when the Fund does not price its shares, the Fund's NAV may change even though Fund shareholders may not be permitted to sell or redeem Fund shares.

Exchange Privileges There is no fee to exchange shares from one Fund to another. When you exchange shares, your new Fund shares will be in the equivalent class of your current shares.

There are no limits on the number of exchanges you can make. However, the Funds may suspend or terminate your exchange privilege if you make more than five exchanges out of a single Fund in any calendar year, and the Funds may refuse to accept any exchange requests, especially if as a result of the exchange, in Aeltus' judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objective.

Cross Investing

[bullet] Dividend Investing You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.
[bullet] Systematic Exchange You may establish an automatic exchange of share from one fund to another.

Telephone Exchange and Redemption Privileges You automatically receive telephone exchange and redemption privileges when you establish your account. If you do not want these telephone privileges, you may call 1-800-367-7732 to have them removed. All telephone transactions may be recorded, and you will be asked for certain identifying information.

Telephone redemption requests will be accepted if the request is for a minimum of $500 or a maximum of $25,000. Telephone redemption requests will not be accepted if you:

[bullet] Have submitted a change of address within the preceding 15 calendar days.
[bullet] Are selling shares in a retirement plan account held in trust.

The Funds reserve the right to amend telephone exchange and redemption purchases at any time upon notice to shareholders and may refuse a telephone exchange or redemption if the Funds believe it is advisable to do so.

Minimum Account Balance You must maintain a minimum balance of $500 in each Fund account. If you do not, the Fund may give you 60 days' notice to increase the account balance to the $500 minimum. If you fail to increase your account balance to the minimum, the Fund may redeem all of your remaining shares and mail the proceeds to you at the address of record. The Fund will not redeem shares for failing to maintain an adequate account balance if the account balance falls below the minimum balance only because the value of Fund shares has decreased.

Additional Rights Each Fund retains certain rights, including the rights to:

[bullet] Refuse orders to purchase shares;
[bullet] Vary its requirements for initial or additional investments, exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and similar programs; and
[bullet] Change or discontinue its orders acceptance practices.

Additional Services Each Fund offers these additional investor services. Each Fund reserves the right to terminate or amend these services at any time. For all of the services, certain terms and conditions apply. See the Statement of Additional Information or call 1-800-367-7732 for additional information on any of these services.

[bullet] Systematic Investment You can make automatic monthly investments in any Fund.

[bullet] Automatic Cash Withdrawal Plan The Automatic Cash Withdrawal Plan provides a convenient way for you to receive a systematic distribution while maintaining an investment in a Fund.

[bullet] Checkwriting Service Checkwriting is available with Money Market. There currently is no transaction charge for this service, and the initial checkbook you receive is free. However, you will be charged a $3.00 fee for each checkbook reorder. Checks must be for a minimum of $250 and the checkwriting service may not be used for a complete redemption of your shares. This service is not available for IRA or other retirement accounts. You will be charged a $25 fee for stop payment requests and for Money Market checks that are returned due to insufficient funds.

[bullet] TDD Service Telecommunication Device for the Deaf (TDD) services are offered for hearing impaired investors. The dedicated number for this service is 1-800-684-4889.

[bullet] Tax-Deferred Retirement Plans Each Fund may be used for investment by a variety of tax-deferred retirement plans, such as individual retirement accounts (IRAs, including Roth IRAs) and 401(k) and 403(b) programs sponsored by employers. Purchases made in connection with IRAs and 403(b)(7) accounts may be subject to an annual custodial fee of $12.50 per fund account up to an annual cap of $25. This fee will be deducted directly from your account(s). There is no minimum investment or minimum account balance applicable to investments in 403(b)(7) accounts.

Payments to Securities Dealers and Selection of Executing Brokers From time to time, ACI or its affiliates may make payments to other dealers and/or their agents, who may not be affiliates of Aetna, who sell shares or who provide shareholder services. The value of a shareholder's investment will be unaffected by these payments. Other dealers and/or their investment representatives may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or self-regulatory organization, such as the NASD.

Aeltus may consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Fund's portfolio transactions, subject to Aeltus' duty to obtain best execution.

Payments to Institutions Investors purchasing through an Institution or financial intermediary should refer to the Institution's or financial intermediary's materials for a discussion of any fees or charges relating to the purchase or redemption of shares.

Dividends and Distributions

Dividends Dividends are declared and paid as follows:

[bullet] declared daily and paid monthly               Money Market

[bullet] declared monthly and paid monthly             Aetna Government
                                                         Fund
                                                       Bond Fund
                                                       High Yield
                                                       Index Plus Bond

[bullet] declared and paid semiannually                Balanced
                                                       Growth and Income

[bullet] declared and paid annually                    All other Funds

Capital gains distributions, if any, are paid on an annual basis around the end of the year, December 31. To comply with federal tax regulations, each Fund may also pay an additional capital gains distribution, usually in June.

Money Market shares begin to accrue dividends the business day after they are purchased. A redemption of Money Market shares will include dividends declared through the redemption date.

Both income dividends and capital gains distributions are paid by each Fund on a per share basis. As a result, at the time of this payment, the share price of a Fund (except Money Market) will be reduced by the amount of the payment.

Distribution Options When completing your application, you must select one of the following three options for dividends and capital gains distributions:

[bullet] Full Reinvestment Both dividends and capital gains distributions from a Fund will be reinvested in additional shares of the same class of shares of that Fund. This option will be selected automatically unless one of the other options is specified.

[bullet] Capital Gains Reinvestment Capital gains distributions from a Fund will be reinvested in additional shares of the same class of shares of that Fund and all net income from dividends will be distributed in cash.

[bullet] All Cash Dividends and capital gains distributions will be paid in cash. If you select a cash distribution option, you can elect to have distributions automatically invested in shares of another Fund.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Tax Information

[bullet] In general, dividends and short-term capital gains distributions you receive from any Fund are taxable as ordinary income.
[bullet] Distributions of other capital gains generally are taxable as capital gains.
[bullet] Ordinary income and capital gains are taxed at different rates. [bullet] The rates that you will pay on capital gains distributions will depend on how long the Fund holds its portfolio securities. This is true no matter how long you have owned your shares in the Fund or whether you reinvest your distributions or take them as cash.
[bullet] The sale of shares in your account may produce a gain or loss, and typically is a taxable event. For tax purposes, an exchange is the same as a sale.

Every year, the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. You should consult your tax professional for assistance in evaluating the tax implications of investing in the Funds.

Backup Withholding By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.


PRIVATE ACCOUNT PERFORMANCE

Index Plus Large Cap, Index Plus Bond and High Yield are recently organized and do not yet have long-term performance records. However, Index Plus Large Cap, Index Plus Bond and High Yield have investment objectives, policies and strategies substantially similar to those employed by Aeltus with respect to certain Private Accounts. Therefore, the performance of these Private Accounts is provided below. The performance of Index Plus Large Cap, Index Plus Bond and High Yield may vary from the Private Account composite information because their investments will vary over time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts, unlike the Fund, are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, could have adversely affected the Private Accounts' performance.

The Private Account Performance data, shown below, was calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR). AIMR is a nonprofit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers.

All Private Account Performance data:

[bullet] Was calculated on a total return basis and includes all dividends and interest, accrued income, and realized and unrealized gains and losses. [bullet] Reflects the reinvestment of dividends and distributions.
[bullet] Reflects the deduction of investment advisory fees and brokerage commissions paid by Aeltus' Private Accounts, but does not reflect the deduction of custodial fees.
[bullet] Includes cash and cash equivalents.

The historical fees and expenses paid by the Private Accounts are significantly lower than those paid by the Series. Had higher expenses been charged to the Private Accounts performance would have been lower.

The following table shows average annual total returns for the periods ended December 31, 1998 for the Series, the comparable private accounts and their respective benchmark indices. Investors should not consider the performance of the Private Accounts as an indication of the future performance of the Series.

Private Account Composite and Fund Performance



INDEX PLUS LARGE CAP

---------------------------------------------------------------------------------------------
                                                                                     SINCE
                                                  1 YEAR         5 YEARS           INCEPTION

Index Plus Large Cap (Class I)                       %             N/A           % (12/10/96)
Index Plus Large Cap Private Account
    Composite                                        %              %                 N/A
S&P 500 Stock Index                                  %              %                 N/A


INDEX PLUS BOND
-------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                                                  1 YEAR         5 YEARS             10 YEARS            INCEPTION

Index Plus Bond (Class I)                           N/A            N/A                  N/A              % (2/4/98)
Index Plus Bond Private Account
    Composite                                        %              %                    %                  N/A
LBAB Index                                           %              %                    %                  N/A


HIGH YIELD
-------------------------------------------------------------------------------------------------------------------
                                                                                     SINCE
                                                  1 YEAR         3 YEARS           INCEPTION

High Yield (Class I)                                N/A            N/A             % (2/2/98)
High Yield Private Account                           %              %                  N/A
Merrill Lynch High Yield Master Index                %              %                  N/A

FINANCIAL HIGHLIGHTS
(for one outstanding share throughout each period)

These highlights are intended to help you understand the Funds' performance for the past 5 years (or since commencement of operations, if shorter). The information in these tables has been _________________________________, independent auditors, whose reports, along with the Funds' Financial Statements, are included in the ____________________, which are available upon request.


CLASS I SHARES

                                                                                      Growth
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Ten Month
                                                       Year ended     Year ended     Year ended     Year ended     Year ended
                                                       October 31,    October 31,    October 31,    October 31,    October 31,
                                                          1998           1997           1996            1995          1994

Net asset value, beginning of period
Income From Investment Operations:
Net investment income
Net realized and change in unrealized gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
In excess of net investment income
From net realized gains on investments
Total distributions
Net asset value, end of period

Total Return
Net assets, end of period (000's)
Ratio of total expenses to average net assets
Ratio of net investment income to average net assets
Ratio of net expense before reimbursement and waiver to average net assets
Ratio of net investment income before reimbursement and waiver to average net assets
Portfolio turnover rate

(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

                                    International                                              Mid Cap
-----------------------------------------------------------------------------------------  ---------------
                                                                                            Period from
                                                             Ten Month                       February 4,
Year Ended     Year Ended     Year Ended     Year Ended     Period Ended    Year Ended        1998 to
October 31,    October 31,    October 31,    October 31,     October 31,    December 31,     October 31,
   1998           1997           1996           1995            1994            1993            1998








(for one outstanding share throughout each period)

CLASS I SHARES


                                                                                            Small Company
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Ten Month
                                                           Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                           October 31,    October 31,    October 31,    October 31,    October 31,
                                                              1998           1997           1996           1995           1994

Net asset value, beginning of period
Income From Investment Operations:
Net investment income
Net realized and change in unrealized gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
In excess of net investment income
From net realized gains on investments
Total distributions
Net asset value, end of period

Total Return
Net assets, end of period (000's)
Ratio of total expenses to average net assets
Ratio of net investment income to average net assets
Ratio of net expense before reimbursement and waiver to average net assets
Ratio of net investment income before reimbursement and waiver to average net assets
Portfolio turnover rate


(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

     Value
  Opportunity                                                         Balanced
-----------------   --------------------------------------------------------------------------------------------------------
  Period From                                                                                  Ten Month
February 2, 1998    Year Ended           Year Ended        Year Ended          Year Ended      Period Ended    Year Ended
 to October 31,     October 31,          October 31,       October 31,         October 31,      October 31,    December
     1998              1998                 1997              1996                1995             1994         31, 1993









(for one outstanding share throughout each period)

CLASS I SHARES

                                                                              Growth and Income
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Ten Month
                                             Year Ended     Year Ended     Year Ended     Year Ended     Period Ended    Year Ended
                                             October 31,    October 31,    October 31,    October 31,     October 31,     December
                                                1998           1997           1996           1995            1994         31, 1993

Net asset value, beginning of
period
Income From Investment
Operations:
Net investment income
Net realized and change in
unrealized gain or loss
on investments
Total from investment operations
Less Distributions:
From net investment income
In excess of net investment income
From net realized gains
on investments
Total distributions
Net asset value, end of period

Total Return
Net assets, end of period (000's)
Ratio of total expenses to average
net assets
Ratio of net investment income to
average net assets
Ratio of net expense before
reimbursement and
waiver to average net assets
Ratio of net investment income
before reimbursement
and waiver to average net assets
Portfolio turnover rate


(1) Annualized.

 Real Estate                                                               Bond
--------------     -----------------------------------------------------------------------------------------------------------------

 Period From
 February 2,                                                                       Ten Month
   1998 to            Year Ended     Year Ended     Year Ended     Year Ended     Period Ended    Year Ended
 October 31,          October 31,    October 31,    October 31,    October 31,     October 31,     December
    1998                 1998           1997           1996           1995            1994         31, 1993









(for one outstanding share throughout each period)

CLASS I SHARES

                                                                                        Aetna Government Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Ten Month
                                                                                                                       Period
                                                          Year Ended     Year Ended     Year Ended     Year Ended       Ended
                                                          October 31,    October 31,    October 31,    October 31,    October 31,
                                                             1998           1997           1996           1995           1994

Net asset value, beginning of period
Income From Investment Operations:
Net investment income
Net realized and change in unrealized gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
In excess of net investment income
From net realized gains on investments
Total distributions
Net asset value, end of period

Total Return
Net assets, end of period (000's)
Ratio of total expenses to average net assets
Ratio of net investment income to average net assets
Ratio of net expense before reimbursement and waiver to average net assets
Ratio of net investment income before reimbursement and waiver to average net assets
Portfolio turnover rate



(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

     High Yield                                         Money Market
------------------  ------------------------------------------------------------------------------------------------
                                                                                  Ten Month
    Period From                                                                   Period
    February 2,      Year Ended     Year Ended     Year Ended     Year Ended       Ended        Year Ended
  1998 to October    October 31,    October 31,    October 31,    October 31,    October 31,     December
     31, 1998           1998           1997           1996           1995           1994          31, 1993






(for one outstanding share throughout each period)

CLASS I SHARES

                                                       Index Plus            Index Plus              Index Plus      Index Plus
                                                          Bond                Large Cap                Mid Cap        Small Cap
-------------------------------------------------------------------  ----------------------------  --------------  -----------------

                                                       Period From                   Period From     Period From     Period From
                                                       February 4,                     December        February      February 3,
                                                         1998 to      Year Ended     10, 1996 to      3, 1998 to       1998 to
                                                       October 31,    October 31,     October 31,     October 31,    October 31,
                                                           1998          1998            1997            1998           1998

Net asset value, beginning of period
Income From Investment Operations:
Net investment income
Net realized and change in unrealized gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
In excess of net investment income
From net realized gains on investments
Total distributions
Net asset value, end of period

Total Return
Net assets, end of period (000's)
Ratio of total expenses to average net assets
Ratio of net investment income to average net assets
Ratio of net expense before reimbursement and waiver to average net assets
Ratio of net investment income before reimbursement and waiver to average net assets
Portfolio turnover rate


(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

                   Ascent                                                     Crossroads
-----------------------------------------------------------   ----------------------------------------------------------------------

                                               Period From                                                  Period From
                                                January 4,                                                   January 4,
  Year Ended     Year Ended     Year Ended        1995 to      Year Ended     Year Ended     Year Ended        1995 to
  October 31,    October 31,    October 31,     October 31,    October 31,    October 31,    October 31,     October 31,
     1998           1997           1996            1995           1998           1997           1996            1995










(for one outstanding share throughout each period)

CLASS I SHARES

                                                                           Legacy
---------------------------------------------------------------------------------------------------------------

                                                                                                    Period From
                                                                                                     January 4,
                                                          Year Ended    Year Ended    Year Ended      1995 to
                                                          October 31,   October 31,   October 31,   October 31,
                                                             1998          1997          1996          1995

Net asset value, beginning of period
Income From Investment Operations:
Net investment income
Net realized and change in unrealized gain or loss on investments
Total from investment operations
Less Distributions:
From net investment income
In excess of net investment income
From net realized gains on investments
Total distributions
Net asset value, end of period

Total Return
Net assets, end of period (000's)
Ratio of total expenses to average net assets
Ratio of net investment income to average net assets
Ratio of net expense before reimbursement and waiver to average net assets
Ratio of net investment income before reimbursement and waiver to average net assets
Portfolio turnover rate


(1) Annualized.
Per share data calculated using weighted average number of shares outstanding throughout the period.

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Funds. The Funds' most recent annual and semi-annual reports contain information about the Funds' investments. The most recent annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year.

You may request free of charge the current SAI or the most recent annual and semi-annual reports, or other information about the Funds, by calling 1-800-367-7732 or writing to:

Aetna Series Fund, Inc.
151 Farmington Avenue
Hartford, Connecticut 06156-8962

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the SEC's web site (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 to get information on the operations of the Public Reference Room or you may write to Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.

Investment Company Act File No. 811-____.

                  CLASS A, CLASS B, CLASS C AND CLASS I SHARES
                             AETNA SERIES FUND, INC.
             Statement of Additional Information dated March 1, 1999


This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for Class A, Class B and Class C shares of Aetna Series Fund, Inc. (Company) and the current Prospectus for Class I shares of the Company, each dated March 1, 1999, for the following funds (Funds). Capitalized terms not defined herein are used as defined in the Prospectuses.

Capital Appreciation Funds
Aetna Growth Fund (Growth)
Aetna International Fund (International)
Aetna Mid Cap Fund (Mid Cap)
Aetna Small Company Fund (Small Company)
Aetna Value Opportunity Fund (Value Opportunity)

Growth & Income Funds
Aetna Balanced Fund (Balanced)
Aetna Growth and Income Fund (Growth and Income)
Aetna Real Estate Securities Fund (Real Estate)

Income Funds
Aetna Bond Fund (Bond Fund)
Aetna Government Fund
Aetna High Yield Fund (High Yield)
Aetna Money Market Fund (Money Market)

Index Plus Funds
Aetna Index Plus Bond Fund (Index Plus Bond)
Aetna Index Plus Large Cap Fund (Index Plus Large Cap)
Aetna Index Plus Mid Cap Fund (Index Plus Mid Cap)
Aetna Index Plus Small Cap Fund (Index Plus Small Cap)

Generation Funds
Aetna Ascent Fund (Ascent)
Aetna Crossroads Fund (Crossroads)
Aetna Legacy Fund (Legacy)

The Funds' Financial Statements and the independent auditors' reports thereon, included in the Company's Annual Report, shall be incorporated by reference in this Statement by amendment. A free copy of the Company's Annual Report and each Prospectus is available upon request by writing to: Aetna Series Fund, Inc., 10 State House Square, Hartford, Connecticut 06103-3602, or by calling: (800) 367-7732.

                                TABLE OF CONTENTS


GENERAL INFORMATION...........................................................3
ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES...............................4
INVESTMENT TECHNIQUES AND RISK FACTORS........................................7
DIRECTORS AND OFFICERS.......................................................24
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...................................27
THE INVESTMENT ADVISORY AGREEMENTS...........................................28
THE SUBADVISORY AGREEMENT....................................................33
THE ADMINISTRATIVE SERVICES AGREEMENT........................................33
CUSTODIAN....................................................................35
TRANSFER AGENT...............................................................35
INDEPENDENT AUDITORS.........................................................35
PRINCIPAL UNDERWRITER........................................................35
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS..........................36
PURCHASE AND REDEMPTION OF SHARES............................................39
BROKERAGE ALLOCATION AND TRADING POLICIES....................................44
SHAREHOLDER ACCOUNTS AND SERVICES............................................47
NET ASSET VALUE..............................................................48
TAX STATUS...................................................................49
PERFORMANCE INFORMATION......................................................50
FINANCIAL STATEMENTS.........................................................56

                               GENERAL INFORMATION

Incorporation The Company was incorporated under the laws of Maryland on June 17, 1991.

Series and Classes The Company currently offers 19 separate series, all of which are listed on the first page of the Statement. The Board of Directors (Board) has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of each Fund currently are classified into four classes: Class A, Class B, Class C and Class I. Class I shares are shares that are offered to certain retirement plans; certain registered investment advisers having an agreement with the Funds to invest a minimum of $1 million within one year of initial purchase; employees and retired employees of Aetna Inc. and its affiliates (including members of employees' and retired persons' immediate families, board members and trustees, and their immediate families); insurance companies (including separate accounts); registered investment companies; shareholders holding Select Class shares at the time such shares were redesignated as Class I shares, and their immediate family members, as long as they maintain a shareholder account; certain bank and independent trust companies investing on behalf of their clients for which they charge trust and investment management fees; members of the Board; NASD-registered representatives of Aeltus Capital or any affiliated broker-dealer (including members of their immediate families); and of such other groups as may be approved by the Company's Board from time to time. Class A, Class B and Class C shares are shares that are offered to accounts not eligible to buy Class I shares. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of sales charges, if any, for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; (d) voting rights on matters exclusively affecting a single class; and (e) the exchange privilege of each class.

Capital Stock Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights, except that Class B shares automatically convert to Class A shares after 8 years. Each share of a Fund has the same rights to share in dividends declared by a Fund. Upon liquidation of any Fund, shareholders of shares representing an interest in that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights Shareholders of each class are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Fund or one class of shares. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

The Articles may be amended by an affirmative vote of a majority of the shares at any meeting of shareholders or by written instrument signed by a majority of the Directors and consented to by a majority of the shareholders.

Shareholder Meetings The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (1940 Act). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification The Company is an open-end management company, as that term is defined under the 1940 Act. Each Fund is a diversified company, as that term is defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. Money Market is subject to this restriction with respect to 100% of its total assets.

                 ADDITIONAL INVESTMENT RESTRICTIONS AND POLICIES

The investment objectives and certain investment policies of each Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without the approval of a majority of the outstanding voting securities of that Fund. This means the lesser of (a) 67% of the shares of a Fund present at a shareholders' meeting if the holders of more than 50% of the shares of that Fund then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

As a matter of fundamental policy, a Fund will not:

(1) hold more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of the outstanding voting securities of any one issuer. This restriction applies only to 75% of the value of a Fund's total assets. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities are excluded from this restriction;

(2) except for Real Estate, concentrate its investments in any one industry, although a Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end user of their services, such as automobile finance, computer finance and consumer finance. In addition, for purposes of this restriction, for Ascent, Crossroads and Legacy, real estate stocks will be classified as separate industries according to property type, such as apartment, retail, office and industrial. This limitation will not apply to any Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Additionally for Money Market, investments in the following shall not be subject to the 25% limitation: securities invested in, or repurchase agreements for, U.S. Government securities, certificates of deposit, bankers' acceptances, and securities of banks;

(3) make loans, except that, to the extent appropriate under its investment program, a Fund may (i) purchase bonds, debentures or other debt instruments, including short-term obligations; (ii) enter into repurchase transactions; and (iii) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(4) issue any senior security (as defined in the 1940 Act), except that (i) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) a Fund (other than Money Market) may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act;

(5) except for Real Estate, purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, a Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein; or (ii) a Fund may acquire real estate as a result of ownership of securities or other interests (this could occur for example if a Fund holds a security that is collateralized by an interest in real estate and the security defaults);

(6) invest in commodity contracts, except that a Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may (other than Money Market) enter into transactions in financial and index futures contracts and related options; and may enter into forward currency contracts;

(7) borrow money, except that (i) a Fund (other than Money Market) may enter into certain futures contracts and options related thereto; (ii) a Fund may enter into commitments to purchase securities in accordance with that Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (iii) for temporary emergency purposes, a Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time the loan is made; and (iv) for purposes of leveraging, a Fund (other than Money Market) may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of that Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If, at any time, the value of that Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, that Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test;

(8) act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by a Fund, that Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933 (1933 Act).

The Board has adopted certain other investment restrictions which may be changed by the Board and without shareholder vote. The Funds will not:

(1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of each Fund, as described in this Statement and in the Prospectuses;

(2) except for International, Ascent, Crossroads and Legacy, invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof). A Fund will invest in securities or obligations of foreign banks only if such banks have a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%. Money Market may only purchase foreign securities or obligations that are U.S.-dollar denominated;

(3) invest in companies for the purpose of exercising control or management;

(4) purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

(5) invest more than 15% (10% for Money Market, Index Plus Bond, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A under, or securities offered pursuant to Section 4(2) of, the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. Aeltus Investment Management, Inc. (Aeltus), the investment adviser, shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;

(6) except for High Yield, invest more than 15% (10% for Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) of the total value of its assets in high yield bonds (securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by Aeltus to be of comparable quality);

(7) except for Index Plus Bond, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap, invest in securities issued by any entity listed in the Wall Street Journal's Quarterly "Corporate Performance Report" under the heading "Consumer, Noncyclical-Tobacco," or are otherwise determined by Aeltus to be primarily involved in the production or distribution of tobacco products.

Where a Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment or any other change.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Options, Futures and Other Derivative Instruments

Each Fund (except Money Market) may use derivative instruments as described below and in the Prospectuses. Derivatives that may be used by a Fund include forward contracts, swaps, structured notes, collateralized mortgage obligations
(CMOs), futures, options, and U.S. Government derivatives. For purposes other than hedging, a Fund will invest no more than 5% of its assets in derivatives which at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters, interest-only and principal-only debt instruments. Each Fund (other than Money Market) may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Forward exchange contracts are not subject to this 30% limitation.

The following provides additional information about these instruments.

Futures Contracts Each Fund may enter into futures contracts and options thereon subject to restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." A Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodities Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument(s) or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates and equities prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to a Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and, as noted, temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

"Margin" is the amount of funds that must be deposited by a Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in a Fund's futures contracts. A margin deposit is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to a Fund. These daily payments to and from a Fund are called variation margin. At times of extreme price volatility intra-day variation margin payments may be required. In computing daily net asset values, each Fund will mark-to-market the current value of its open futures contracts. Each Fund expects to earn interest income on its initial margin deposits.

When a Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

A Fund can buy and write (sell) options on futures contracts. A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of a Fund's total assets (100% in the case of Ascent and 60% in the case of Crossroads) at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

Call and Put Options Each Fund may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectuses, subject to the restrictions described in this section and under "Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. A Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of Aeltus.

Each Fund, except Ascent, Crossroads and Legacy, is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. A Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. No Fund may buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Funds, except Ascent, Crossroads and Legacy, may purchase call and sell put options on equity securities only to close out positions previously opened. No Fund will write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Funds will not write call options on when-issued securities. The Funds purchase call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index, particularly if Aeltus (or Bradley, in the case of Value Opportunity) considers these instruments to be undervalued relative to the prices of particular securities or of the securities underlying that index. A Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

A Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that a Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, a Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by a Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

A Fund may purchase put options when Aeltus (or Bradley, in the case of Value Opportunity) believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect a Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by a Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by a Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect a closing transaction at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Foreign Futures Contracts and Foreign Options The Funds may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Options on Foreign Currencies Each Fund may write and purchase calls on foreign currencies. A Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to a Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by a Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Forward Exchange Contracts Each Fund may enter into forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. A Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. Each Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of Aeltus (or Bradley, in the case of Value Opportunity) to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, a Fund may experience losses or gains on both the underlying security and the cross currency hedge.

Each Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

Additional Restrictions on the Use of Futures and Option Contracts CFTC regulations require that to prevent a Fund from being a commodity pool the Funds enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, each Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by that Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of a Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

Interest Rate Swap Transactions Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, a Fund's loss will consist of the net amount of contractual interest payments that a Fund has not yet received. Aeltus will monitor the creditworthiness of counterparties to a Fund's interest rate swap transactions on an ongoing basis. A Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

Additional Risk Factors in Using Derivatives In addition to any risk factors which may be described elsewhere in this section, or in the Prospectuses, the following sets forth certain information regarding the potential risks associated with a Fund's transactions in derivatives.

Risk of Imperfect Correlation A Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the assets being hedged. If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for a Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While a Fund will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements Investments in futures contracts on fixed income securities and related indices involve the risk that if Aeltus' (or Bradley's, in the case of Value Opportunity) judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. For example, if a Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Trading and Position Limits Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds.

Funds' Investment in Equity and Debt Securities

Each Fund may invest in equity and debt securities (except that Aetna Government Fund and Money Market may not invest in equity securities). Equity securities are subject to a decline in the stock market or in the value of the issuing company and preferred stocks have price risk and some interest rate and credit risk. The value of fixed income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default which will be greater with higher-yielding, lower-grade securities. International may hold up to 10% of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by Aeltus to be of comparable quality. Balanced maintains at least 25% of its total assets in debt securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, a Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of a Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from a Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, a Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of a Fund.

Variable Rate Demand Instruments

Each Fund, except International, may invest in variable rate demand instruments. Variable rate demand instruments (including floating rate instruments) held by a Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. A Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. A Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by a Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

Foreign Securities

All Funds may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Funds (other than Money Market) may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Mortgage-Related Debt Securities

Money Market, Aetna Government Fund, Bond Fund, High Yield, Balanced, Real Estate, Index Plus Bond and the Generation Funds may invest in mortgage-related debt securities. Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S.. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner.

Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by a Fund might be converted to cash, and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If a Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

The Funds may also invest in CMOs and real estate mortgage investment conduits (REMICs). CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity"--the latest date by which the tranche can be completely repaid, assuming no repayments--and has an "average life"--the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

High-Yield Bonds

All Funds, except International, Aetna Government Fund and Money Market, may invest in high-yield bonds, subject to the limits described above. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by Aeltus (or Bradley, in the case of Value Opportunity). These securities include:

(a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

(b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

(c)  any securities convertible into any of the foregoing.

Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in a Fund's net asset value. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing a Fund's objectives, Aeltus seeks to identify situations in which Aeltus believes that future developments will enhance the creditworthiness and the ratings of the issuer.

Some of the risks associated with high-yield bonds include:

Sensitivity to Interest Rate and Economic Changes High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and a Fund's net asset value. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks Some issuers of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Limitations of Credit Ratings The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, Aeltus primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of a Fund's investment objective may be more dependent on Aeltus' own credit analysis than might be the case for a fund which does not invest in these securities.

Zero Coupon and Pay-in-Kind Securities

All of the Funds may invest in zero coupon securities and all Funds except Money Market may invest in pay-in-kind securities. In addition, the Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. treasury bond and selling them as individual securities. The market prices of zero coupon, STRIPS and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Fund may realize no return on its investment, because these securities do not pay cash interest.

Convertibles

All Funds except Aetna Government Fund may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

Real Estate Securities

All Funds except Bond Fund, Aetna Government Fund, High Yield and Money Market may invest in real estate securities, including interests in real estate investment trusts (REITs), real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Equity Securities of Smaller Companies

All Funds other than Bond Fund, Aetna Government Fund, Money Market, High Yield and Index Plus Bond may invest in equity securities issued by smaller, less well-known U.S. companies. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

Supranational Agencies

Each Fund, except Mid Cap, Real Estate, International, Small Company and Growth, may invest in securities of supranational agencies. Those securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Each of Index Plus Large Cap, Ascent, Crossroads and Legacy may invest up to 10% of its net assets in such securities; there is no limitation on the amount any of the other Funds may invest in those securities.

Borrowing

Each Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Funds do not intend to borrow, except that they may invest in leveraged derivatives which have certain risks as outlined above. The Funds may borrow for leveraging purposes only if after the borrowing, the value of the Funds' net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of a Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds.

Bank Obligations

Each Fund may invest in obligations issued by domestic or foreign banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit) provided the issuing bank has a minimum of $5 billion in assets and a primary capital ratio of at least 4.25%.

Portfolio Turnover

The portfolio turnover rate for Small Company was significantly higher in 1998 than in 1997 because of increased volatility in the market for small-capitalization stocks. The portfolio turnover rate for Bond Fund was significantly higher in 1998 than in 1997 because of a change in portfolio managers which led to a reallocation of Fund assets. The portfolio turnover rate for Index Plus Large Cap was significantly higher in 1998 than in 1997 because of increased volatility in the quantitative rankings used in managing the Fund.

                             DIRECTORS AND OFFICERS

The investments and administration of the Company are under the supervision of the Board. The Directors and executive officers of the Company and their principal occupations for the past five years are listed below. Those Directors who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*). Directors and officers hold similar positions with certain other investment companies in the same Fund Complex. Those investment companies are:
Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc. and Aetna Variable Portfolios, Inc.


----------------------------------------------------------------------------------------------------------------------
                                                                  Principal Occupation During Past Five Years (and
              Name,                      Position(s) Held            Positions held with Affiliated Persons or
         Address and Age                 with the Company              Principal Underwriters of the Company)
----------------------------------------------------------------------------------------------------------------------
J. Scott Fox*                     Director and President         Director, Managing Director, Chief Operating
10 State House Square                                            Investment Management, Inc., October 1997 to
Hartford, Connecticut                                            Officer, Chief Financial Officer, Aeltuspresent;
Age 44                                                           Vice President, Aetna Retirement Services, Inc.,
                                                                 April 1997 to present; Director and Senior Vice
                                                                 President, Aetna Life Insurance and Annuity Company,
                                                                 March 1997 to February 1998; Director, Aeltus
                                                                 Capital, Inc., November 1997 to present; Managing
                                                                 Director, Chief Operating Officer, Chief Financial
                                                                 Officer, Aeltus Capital, Inc., February 1998 to
                                                                 present; Director, Managing Director, Chief
                                                                 Operating Officer, Chief Financial Officer and
                                                                 Treasurer, Aeltus, April 1994 to March 1997.

Wayne F. Baltzer                  Vice President                 Vice President, Aeltus Capital, Inc., May 1998 to
10 State House Square                                            present; Vice President, Aetna Investment
Hartford, Connecticut                                            Services, Inc., July 1993 to present.
Age 55
----------------------------------------------------------------------------------------------------------------------

                                                          24

Albert E. DePrince, Jr.           Director                       Professor, Middle Tennessee State University,
3029 St. Johns Drive                                             1991 to present.
Murfreesboro, Tennessee
Age 57
----------------------------------------------------------------------------------------------------------------------

Amy R. Doberman                   Secretary                      Secretary, Aeltus Capital, Inc., April 1998 to
10 State House Square                                            present; Vice President, Law, and Secretary,
Hartford, Connecticut                                            Aeltus Investment Management, Inc., April 1998 to
Age 36                                                           present; Counsel, Aetna Life Insurance and
                                                                 Annuity Company, December 1996 to present; Attorney,
                                                                 Securities and Exchange Commission, March 1990 to
                                                                 November 1996.

---------------------------------------------------------------------------------------------------------------------

Maria T. Fighetti                 Director                       Manager/Attorney, Health Services, New York City
325 Piermont Road                                                Department of Mental Health, Mental Retardation
Closter, New Jersey                                              and Alcohol Services, 1973 to present.
Age 55
---------------------------------------------------------------------------------------------------------------------

David L. Grove                    Director                       Private Investor; Economic/Financial Consultant,
5 The Knoll                                                      December 1985 to present.
Armonk, New York
Age 80
---------------------------------------------------------------------------------------------------------------------

John Y. Kim*                      Director                       Director, President, Aeltus Capital, Inc., March
10 State House Square                                            1996 to present; Director, President, Chief
Hartford, Connecticut                                            Executive Officer, Chief Investment Officer,
Age 38                                                           Aeltus Investment Management, Inc., December 1995
                                                                 to present; Director, Aetna Life Insurance and
                                                                 Annuity Company, February 1995 to present; Senior
                                                                 Vice President, Aetna Life Insurance and Annuity
                                                                 Company, September 1994 to present.

---------------------------------------------------------------------------------------------------------------------
Sidney Koch                       Director                       Financial Adviser, self-employed, January 1993 to
455 East 86th Street                                             present.
New York, New York
Age 63
---------------------------------------------------------------------------------------------------------------------
Frank Litwin                      Vice President                 Managing Director, Aeltus Capital, Inc., May 1998
10 State House Square                                            to present; Managing Director, Aeltus Investment
Hartford, Connecticut                                            Management, Inc., August 1997 to present; Vice
Age 49                                                           President, Fidelity Investments Institutional
                                                                 Services Company, April 1992 to August 1997.
---------------------------------------------------------------------------------------------------------------------

                                                          25

Shaun P. Mathews*                 Director                       Vice President/Senior Vice President, Aetna Life
151 Farmington Avenue                                            Insurance and Annuity Company, March 1991 to
Hartford, Connecticut                                            present; Vice President, Aetna Life Insurance
Age 43                                                           Company, 1991 to present; Director and Senior Vice
                                                                 President, Aetna Investment Services, Inc., July 1993
                                                                 to present; Director and Senior Vice President, Aetna
                                                                 Insurance Company of America, September 1992 to
                                                                 present.
---------------------------------------------------------------------------------------------------------------------

Corine T. Norgaard                Director                       Dean of the Barney School of Business, University
556 Wormwood Hill                                                of Hartford (West Hartford, CT), August 1996 to
Mansfield Center, Connecticut                                    present; Professor, Accounting and Dean of the
Age 61                                                           School of Management, SUNY Binghamton
                                                                 (Binghamton, NY), August 1993 to August 1996
---------------------------------------------------------------------------------------------------------------------

Richard G. Scheide                Director                       Trust and Private Banking Consultant, David Ross
11 Lily Street                                                   Palmer Consultants, July 1991 to present.
Nantucket, Massachusetts
Age 69
---------------------------------------------------------------------------------------------------------------------

Stephanie A. DeSisto              Vice President,                Vice President, Mutual Fund Accounting, Aeltus
10 State House Square             Treasurer and Chief            Investment Management, Inc., November 1995 to
Hartford, Connecticut             Financial Officer              present; Director, Mutual Fund Accounting, Aetna
Age 45                                                           Life Insurance and Annuity Company, August 1994
                                                                 to November 1995; Assistant Vice President,
                                                                 Investors Bank & Trust, January 1993 to August
                                                                 1994.
--------------------------------------------------------------------------------------------------------------------


During the period ended October 31, 1998, members of the Board who are also directors, officers or employees of Aetna Inc. and its affiliates were not entitled to any compensation from the Company. As of October 31, 1998, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.


---------------------------------------------------------------------------------------------------------------------
            Name of Person                 Aggregate Compensation from the      Total Compensation from the Company
               Position                                Company                   and Fund Complex Paid to Directors
---------------------------------------------------------------------------------------------------------------------
Corine Norgaard
Director
---------------------------------------------------------------------------------------------------------------------

Sidney Koch
Director
---------------------------------------------------------------------------------------------------------------------

Maria T. Fighetti
Director
---------------------------------------------------------------------------------------------------------------------

Richard G. Scheide
Director, Chairperson
Audit Committee
---------------------------------------------------------------------------------------------------------------------

David L. Grove
Director, Chairperson
Contract Committee
---------------------------------------------------------------------------------------------------------------------

Albert E. DePrince, Jr.
Director
---------------------------------------------------------------------------------------------------------------------

The Company has obtained an order from the Securities and Exchange Commission (Commission) that allows the Directors who are not affiliated with Aetna Inc. or any of its subsidiaries to defer all or a portion of their compensation in accordance with the terms of a Deferred Compensation Plan (Plan). Under the Plan, compensation deferred by an unaffiliated Director is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more Funds designated by the Director. The amount paid to the unaffiliated Director under the Plan will be based upon the performance of such investments. Deferral of compensation in accordance with the Plan will have a negligible effect on the assets, liabilities and net income per share of any Fund and will not obligate the Company to retain the services of any Director or to pay any particular level of compensation to any Director. During the fiscal year ended October 31, 1998, Ms. Fighetti and Dr. Grove deferred $__________ and $___________, respectively, of their compensation pursuant to this arrangement.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of November 30, 1998, Aetna Life Insurance and Annuity Company (Aetna), a Connecticut corporation, and its affiliates, had the following interest in the Funds, through direct ownership or through one of Aetna's separate accounts:

                                                             % Aetna and its affiliates
                                             ------------------------------------------------------------
                                                       Class I             Class A          Class C
Aetna Bond Fund                                        50.08%                                27.04%
Aetna Government Fund                                  87.75%                                87.11%
Aetna High Yield Fund                                  99.52%              38.11%            41.11%


                                       27

Aetna Index Plus Bond Fund                             99.97%              35.35%            49.02%
Aetna Index Plus Large Cap Fund                        63.91%                                 7.38%
Aetna Index Plus Mid Cap Fund                          99.54%              36.96%            47.82%
Aetna Index Plus Small Cap Fund                        99.27%              19.73%            43.97%
Aetna International Fund                               23.05%              50.27%            53.39%
Aetna Mid Cap Fund                                     99.03%              76.81%            95.61%
Aetna Money Market Fund                                46.13%                                 5.29%
Aetna Real Estate Securities Fund                      98.43%              30.79%            75.89%
Aetna Small Company Fund                               68.32%                                 7.46%
Aetna Value Opportunity Fund                           97.95%              19.68%            83.31%
Aetna Ascent Fund                                      89.79%                                65.94%
Aetna Crossroads Fund                                  94.67%                                46.82%
Aetna Legacy Fund                                      92.04%                                34.87%
Aetna Growth Fund                                      14.02%                                23.39%
Aetna Growth and Income Fund                           11.69%                                12.66%
Aetna Balanced Fund                                    13.74%                                38.56%

Shares of the Funds held beneficially by Aetna and its affiliates are voted in the same proportion as shares held by non-Aetna shareholders of that Fund.

As of October 31, 1998, officers and Directors owned less than 1% of the outstanding shares of any of the Funds.

Aetna (like Aeltus) is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc. Aetna's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Aetna is registered with the Commission as an investment adviser.

                       THE INVESTMENT ADVISORY AGREEMENTS

The Company, on behalf of each Fund, has entered into investment advisory agreements (Advisory Agreements) appointing Aeltus as the Investment Adviser of each Fund. Under the Advisory Agreements and subject to the supervision of the Board, Aeltus has responsibility for supervising all aspects of the operations of each Fund including the selection, purchase and sale of securities on behalf of each Fund. Under the Advisory Agreements, Aeltus is given the right to delegate any or all of its obligations to a subadviser. Aeltus is an indirect wholly-owned subsidiary of Aetna Inc., a publicly-owned holding company whose principal operating subsidiaries engage in the health benefits, insurance and financial services businesses in the U.S. and internationally.

The Advisory Agreements provide that Aeltus is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or Directors of the Company and each Fund is responsible for payment of all other of its costs.

Advisory Fees for each Fund are allocated to a particular class on the basis of the net assets of that class in relation to the net assets of the Fund. Listed below are the Advisory Fees that Aeltus is entitled to receive from each Fund at an annual rate based on average daily net assets of each Fund:


                                                                 Advisory Fee                      Assets
CAPITAL APPRECIATION FUNDS
Growth                                                              0.700%            On first $250 million
                                                                    0.650%            On next $250 million
                                                                    0.625%            On next $250 million
                                                                    0.600%            On next $1.25 billion
                                                                    0.550%            Over $2 billion

International                                                       0.850%            On first $250 million
                                                                    0.800%            On next $250 million
                                                                    0.775%            On next $250 million
                                                                    0.750%            On next $1.25 billion
                                                                    0.700%            Over $2 billion

Mid Cap                                                             0.750%            On first $250 million
                                                                    0.700%            On next $250 million
                                                                    0.675%            On next $250 million
                                                                    0.650%            On next $1.25 billion
                                                                    0.600%            Over $2 billion

Small Company                                                       0.850%            On first $250 million
                                                                    0.800%            On next $250 million
                                                                    0.775%            On next $250 million
                                                                    0.750%            On next $1.25 billion
                                                                    0.725%            Over $2 billion

Value Opportunity                                                   0.700%            On first $250 million
                                                                    0.650%            On next $250 million
                                                                    0.625%            On next $250 million
                                                                    0.600%            On next $1.25 billion
                                                                    0.550%            Over $2 billion

GROWTH & INCOME FUNDS
Balanced                                                            0.800%            On first $500 million
                                                                    0.750%            On next $500 million
                                                                    0.700%            On next $1 billion
                                                                    0.650%            Over $2 billion

Growth and Income                                                   0.700%            On first $250 million
                                                                    0.650%            On next $250 million
                                                                    0.625%            On next $250 million
                                                                    0.600%            On next $1.25 billion
                                                                    0.550%            Over $2 billion

Real Estate                                                         0.800%            On first $250 million


                                                          29

                                                                    0.750%            On next $250 million
                                                                    0.725%            On next $250 million
                                                                    0.700%            On next $1.25 billion
                                                                    0.650%            Over $2 billion
INCOME FUNDS
Bond Fund                                                           0.500%            On first $250 million
                                                                    0.475%            On next $250 million
                                                                    0.450%            On next $250 million
                                                                    0.425%            On next $1.25 billion
                                                                    0.400%            Over $2 billion

Aetna Government Fund                                               0.500%            On first $250 million
                                                                    0.475%            On next $250 million
                                                                    0.450%            On next $250 million
                                                                    0.425%            On next $1.25 billion
                                                                    0.400%            Over $2 billion

High Yield                                                          0.650%            On first $250 million
                                                                    0.600%            On next $250 million
                                                                    0.575%            On next $250 million
                                                                    0.550%            On next $1.25 billion
                                                                    0.500%            Over $2 billion

Money Market                                                        0.400%            On first $500 million
                                                                    0.350%            On next $500 million
                                                                    0.340%            On next $1 billion
                                                                    0.330%            On next $1 billion
                                                                    0.300%            Over $3 billion

INDEX PLUS FUNDS
Index Plus Bond                                                     0.350%            On first $250 million
                                                                    0.350%            On next $250 million
                                                                    0.325%            On next $250 million
                                                                    0.300%            On next $1.25 billion
                                                                    0.275%            Over $2 billion

Index Plus Large Cap                                                0.450%            On first $250 million
                                                                    0.450%            On next $250 million
                                                                    0.425%            On next $250 million
                                                                    0.400%            On next $250 million
                                                                    0.400%            On next $1 billion
                                                                    0.375%            Over $2 billion

Index Plus Mid Cap                                                  0.450%            On first $250 million
                                                                    0.450%            On next $250 million


                                                          30

                                                                    0.425%            On next $250 million
                                                                    0.400%            On next $1.25 billion
                                                                    0.375%            Over $2 billion

Index Plus Small Cap                                                0.450%            On first $250 million
                                                                    0.450%            On next $250 million
                                                                    0.425%            On next $250 million
                                                                    0.400%            On next $1.25 billion
                                                                    0.375%            Over $2 billion

GENERATION FUNDS
Ascent Fund                                                         0.800%            On first $500 million
                                                                    0.775%            On next $500 million
                                                                    0.750%            On next $500 million
                                                                    0.725%            On next $500 million
                                                                    0.700%            Over $2 billion

Crossroads Fund                                                     0.800%            On first $500 million
                                                                    0.775%            On next $500 million
                                                                    0.750%            On next $500 million
                                                                    0.725%            On next $500 million
                                                                    0.700%            Over $2 billion

Legacy Fund                                                         0.800%            On first $500 million
                                                                    0.775%            On next $500 million
                                                                    0.750%            On next $500 million
                                                                    0.725%            On next $500 million
                                                                    0.700%            Over $2 billion

For the fiscal years ended October 31, 1998, October 31, 1997 and October 31, 1996, investment advisory fees were paid to Aetna (investment adviser to the Funds prior to February 2, 1998) and Aeltus (for the period February 2, 1998 through October 31, 1998) as follows:

Year Ended October 31, 1998
---------------------------

                                    Total Investment                                    Net Advisory
Company Name                        Advisory Fees                 Waiver                Fees Paid
------------                        ----------------              ------                ------------
Growth
International
Mid Cap*
Small Company
Value Opportunity**
Balanced
Growth and Income
Real Estate**


                                                          31

Bond Fund
Aetna Government Fund
High Yield**
Money Market
Index Plus Bond*
Index Plus Large Cap
Index Plus Mid Cap***
Index Plus Small Cap***
Ascent
Crossroads
Legacy

Year Ended October 31, 1997
---------------------------

                                    Total Investment                                    Net Advisory
Company Name                        Advisory Fees                 Waiver                Fees Paid
------------                        ----------------              ------                ------------
Growth
International
Small Company
Balanced
Growth and Income
Bond Fund
Aetna Government Fund
Money Market
Index Plus Large Cap****
Ascent
Crossroads
Legacy

Year Ended October 31, 1996
---------------------------

                                    Total Investment                                    Net Advisory
Company Name                        Advisory Fees                 Waiver                Fees Paid
------------                        ----------------              ------                ------------

Growth
International
Small Company
Balanced
Growth and Income
Bond Fund
Aetna Government Fund
Money Market
Ascent
Crossroads
Legacy


    *Mid Cap and Index Plus Bond commenced operations on February 4, 1998.
     Investment Advisory Fees shown are for the period from February 4, 1998 to October 31, 1998.
   **Value Opportunity, Real Estate and High Yield commenced operations on
     February 2, 1998. Investment Advisory Fees shown are for the period from February 2, 1998 to October 31, 1998.
  ***Index Plus Mid Cap and Index Plus Small Cap commenced operations on
     February 3, 1998. Investment Advisory Fees shown are for the period from February 3, 1998 to October 31, 1998.

 ****Index Plus Large Cap commenced operations on December 10, 1996. Investment
     Advisory Fees shown are for the period from December 10, 1996 to October 31, 1997.


                            THE SUBADVISORY AGREEMENT

Aeltus and the Company, on behalf of Aetna Value Opportunity Fund (Value Opportunity), have entered into an agreement (Subadvisory Agreement) with Bradley, Foster & Sargent, Inc. (Bradley) effective October 1, 1998 appointing Bradley as subadviser of Value Opportunity. Bradley is managed by its six principals, Robert H. Bradley, Peter B. Canoni, Timothy H. Foster, Jeffrey G. Marsted, J. Edward Roney, Jr., and Joseph D. Sargent.

The Subadvisory Agreement gives Bradley broad latitude to select securities for Value Opportunity consistent with the investment objective and policies of the Fund, subject to Aeltus' oversight. The Agreement contemplates that Bradley will be responsible only for making equity investment decisions. Aeltus will remain responsible for all other aspects of managing and administering Value Opportunity, including trade execution and cash management.

For the services under the Subadvisory Agreement, Bradley will receive an annual fee payable monthly as described in the Prospectuses. Subadvisory Fees are allocated to a particular class on the basis of the net assets of that class in relation to the net assets of Value Opportunity.

For the month ended October 31, 1998, Aeltus paid Bradley subadvisory fees of
__________.

Aeltus has also retained Bradley to provide certain shareholder communication services and marketing assistance with respect to Value Opportunity, through December 31, 1999. The fee for these services is $13,000 per month and is paid out of Aeltus' revenues, not the assets of the Fund.

                      THE ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to the Administrative Services Agreement, Aeltus acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. The services provided by Aeltus include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities regulatory authorities; (c) preparing financial information for proxy statements; (d) preparing semiannual and annual reports to shareholders; (e) calculating net asset values; (f) preparation of certain shareholder communications; (g) supervision of the custodians and transfer agent; and (h) reporting to the Board.

For its services, each Fund pays Aeltus a fee at an annual rate of 0.10% of its average daily net assets.

For the years ended October 31, 1998, October 31, 1997 and October 31, 1996, administrative services fees were paid to Aetna (administrative services agent to the Funds prior to February 2, 1998) and Aeltus (for the period February 2, 1998 through October 31, 1998) as follows:

Year Ended October 31, 1998
---------------------------

                                    Total Administrative       Administrator            Net Administrative
Company Name                        Services Fees                 Waiver                Services Fees Paid
------------                        --------------------       -------------            ------------------
Growth
International
Mid Cap*
Small Company
Value Opportunity**
Balanced
Growth and Income
Real Estate**
Bond Fund
Aetna Government Fund
High Yield**
Money Market
Index Plus Bond*
Index Plus Large Cap****
Index Plus Mid Cap***
Index Plus Small Cap***
Ascent
Crossroads
Legacy

Year Ended October 31, 1997
---------------------------

                                    Total Administrative       Administrator            Net Administrative
Company Name                        Services Fees                 Waiver                Services Fees Paid
------------                        --------------------       -------------            ------------------
Growth
International
Small Company
Balanced
Growth and Income
Bond Fund
Aetna Government Fund
Money Market
Index Plus Large Cap****
Ascent
Crossroads
Legacy

Year Ended October 31, 1996
---------------------------

                                    Total Administrative       Administrator            Net Administrative
Company Name                        Services Fees                 Waiver                Services Fees Paid
------------                        --------------------       -------------            ------------------
Growth
International
Small Company
Balanced

                                       34

Growth and Income
Bond Fund
Aetna Government Fund
Money Market
Ascent
Crossroads
Legacy

    *Mid Cap and Index Plus Bond commenced operations on February 4, 1998.
     Administrative Services Fees shown are for the period from February 4, 1998 to October 31, 1998.
   **Value Opportunity, Real Estate and High Yield commenced operations on
     February 2, 1998. Administrative Services Fees shown are for the period from February 2, 1998 to October 31, 1998.
  ***Index Plus Mid Cap and Index Plus Small Cap commenced operations on
     February 3, 1998. Administrative Services Fees shown are for the period from February 3, 1998 to October 31, 1998.
 ****Index Plus Large Cap commenced operations on December 10, 1996.
     Administrative Services Fees shown are for the period from December 10, 1996 to October 31, 1997.

                                    CUSTODIAN

Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania, 15258 serves as custodian for the assets of all Funds except International. Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts 02109 serves as custodian for the assets of International. Neither custodian participates in determining the investment policies of a Fund or in deciding which securities are purchased or sold by a Fund. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

For portfolio securities which are purchased and held outside the U.S., Mellon Bank, N.A. and Brown Brothers Harriman & Company have entered into sub-custodian agreements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks or clearing agencies.

                                 TRANSFER AGENT

First Data Investor Services Group, Inc. 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer agent and dividend-paying agent to the Funds.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103 serves as independent auditors to the Company. KPMG Peat Marwick LLP provides audit services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER

Shares of each Fund are offered on a continuous basis. Effective May 1, 1998, the Company's Board approved a change in the Company's principal underwriter from Aetna Investment Services, Inc. (AISI), 151 Farmington Avenue, Hartford, Connecticut 06156, to Aeltus Capital, Inc (ACI), 10 State House Square, Hartford, Connecticut 06103-3602. ACI is a Connecticut corporation, and is a wholly-owned subsidiary of Aeltus and an indirect wholly-owned subsidiary of Aetna Inc. ACI has agreed to use its best efforts to distribute the shares as the principal underwriter of the Funds pursuant to an Underwriting Agreement between it and the Company.

               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Fund shares are distributed by ACI. With respect to Class A shares of the Funds (other than Money Market), ACI is paid an annual distribution fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under a Distribution Plan adopted by the Company pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan"). With respect to Class B shares of the Funds, ACI is paid an annual distribution fee at the rate of 0.75% of the value of average daily net assets attributable to those shares under a Distribution Plan. With respect to Class C shares of the Funds (other than Money Market), ACI is paid an annual distribution fee at the rate of 0.75% (0.50% for the Index Plus Funds) of the value of average daily net assets attributable to those shares under a Distribution Plan. The distribution fee for a specific class may be used to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. ACI may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

Class B and Class C shares each are also subject to a Shareholder Services Plan adopted pursuant to Rule 12b-1. Under the Class B Shareholder Services Plan, ACI is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class B shares of each Fund. Under the Class C Shareholder Services Plan, ACI is paid a servicing fee at an annual rate of 0.25% of the average daily net assets of the Class C shares of each Fund except Money Market. The Service Fee may be used by ACI primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts.

ACI is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under each Distribution or Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether each Plan should be continued. The terms and provisions of the Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

Prior to February 2, 1998, with respect to Adviser Class (redesignated Class A) shares, AISI received a Rule 12b-1 fee at the rate of 0.50% and a Shareholder Service fee at the rate of 0.25% (0.10% for Money Market) of the value of average daily net assets.

For the years ended October 31, 1998, 1997 and 1996, Shareholder Services and Distribution fees were paid to Aetna (principal underwriter of the Company prior to August 1, 1997), AISI (for the period August 1, 1997 through April 30, 1998) and ACI (for the period May 1, 1998 through October 31, 1998) as follows:

Year Ended October 31, 1998
---------------------------

Company Name                                Total Underwriting Fees                     Amount Retained
------------                                -----------------------                     ----------------
Growth
International
Mid Cap*
Small Company
Value Opportunity**
Balanced
Growth and Income
Real Estate**
Bond Fund
Aetna Government Fund
High Yield**
Money Market
Index Plus Bond*
Index Plus Large Cap
Index Plus Mid Cap***
Index Plus Small Cap***
Ascent
Crossroads
Legacy

Year Ended October 31, 1997
---------------------------

Company Name                                Total Underwriting Fees                     Amount Retained
------------                                -----------------------                     ----------------
Growth
International
Small Company
Balanced
Growth and Income
Bond Fund
Aetna Government Fund
Money Market
Index Plus Large Cap****
Ascent*****
Crossroads*****
Legacy*****

Year Ended October 31, 1996
---------------------------

Company Name                                Total Underwriting Fees                     Amount Retained
------------                                -----------------------                     ----------------
Growth
International
Small Company
Balanced
Growth and Income

                                       37

Bond Fund
Aetna Government Fund
Money Market
Ascent
Crossroads
Legacy

      *Mid Cap and Index Plus Bond commenced operations on February 4, 1998. **Value Opportunity, Real Estate and High Yield commenced operations on
       February 2, 1998.
    ***Index Plus Mid Cap and Index Plus Small Cap commenced operations on
       February 3, 1998.
   ****Index Plus Large Cap commenced operations on December 10, 1996. *****Ascent, Crossroads and Legacy Class A Shares commenced operations on
       January 20, 1997.


Fees in the amount of $_________, $________ and $_______, for the years ended December 31, 1998, 1997, and 1996, respectively, were waived for Money Market.

The Distribution Plans and Shareholder Services Plans continue from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution Plans may not be amended to increase the amount to be spent for the services provided by ACI without shareholder approval. All amendments to the Distribution Plans must be approved by the Board in the manner described above. The Distribution Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution Plans. All persons who are under common control with the Funds could be deemed to have a financial interest in the Plans. No other interested person of the Funds has a financial interest in the Plans.

For the fiscal year ended October 31, 1998, approximately $_______, $_______, $_______, $_______, $_______ and $_______ of total distribution expenses were expended in connection with advertising, printing and mailing of prospectuses to other than current shareholders, compensation to underwriters, compensation to broker-dealers and compensation to sales personnel, respectively.

Other Payments to Securities Dealers

Typically, a portion of the front-end sales charge on Class A shares is paid to your investment professional as shown in the following tables. Your investment professional may, however, receive up to the entire amount of the front-end sales charge.

The following table applies to Growth, International, Mid Cap, Small Company, Value Opportunity, Balanced, Growth and Income, Real Estate, Ascent, Legacy and
Crossroads:

When you invest this amount                           Amount of sales charge typically reallowed to dealers as
                                                      a percentage of offering price
under $50,000                                                          5.00%
$50,000 but under $100,000                                             3.75
$100,000 but under $250,000                                            2.75


                                       38

$250,000 but under $500,000                                            2.00
$500,000 but under $1,000,000                                          1.75


The following table applies to Bond Fund, Aetna Government Fund and High Yield:

When you invest this amount                           Amount of sales charge typically reallowed to dealers as
                                                      a percentage of offering price

under $50,000                                                          4.00%
$50,000 but under $100,000                                             3.75
$100,000 but under $250,000                                            2.75
$250,000 but under $500,000                                            2.00
$500,000 but under $1,000,000                                          1.75

The following table applies to Index Plus Bond, Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap:

When you invest this amount                           Amount of sales charge typically reallowed to dealers as
                                                      a percentage of offering price
under $50,000                                                          2.50%
$50,000 but under $100,000                                             2.00
$100,000 but under $250,000                                            1.50
$250,000 but under $500,000                                            1.25
$500,000 but under $1,000,000                                          0.75

Securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more or are responsible for purchases of Class A shares by certain retirement plans pursuant to a sales charge waiver will be entitled to receive the following commissions:

                                                                    Commission
o        on sales of $1 million to $3 million;                         1.00%
o        on sales over $3 million to $20 million; and                  0.50%
o        on sales over $20 million.                                    0.25%

These breakpoints are reset every 12 months for purposes of additional purchases. ACI may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply.

                        PURCHASE AND REDEMPTION OF SHARES

Class I shares of the Company are purchased and redeemed at the net asset value of each Fund next determined after a purchase or redemption order is received, as described in the Prospectus. Class B and Class C shares of the Company are purchased at the net asset value of each Fund next determined after a purchase order is received. Class B and Class C shares are redeemed at the net asset value of each Fund next determined less any applicable contingent deferred sales charge (CDSC) after a redemption request is received, as described in the Prospectus. Class A shares of the Company are purchased at the net asset value of each Fund next determined after a purchase order is received less any applicable front-end sales charge and redeemed at the net asset value of each Fund next determined adjusted for any applicable CDSC after a redemption request is received, as described in the Prospectus.

Payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the NYSE is restricted as determined by the Commission or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of a Fund.

Any written request to redeem shares in amounts in excess of $25,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

A Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, a Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of a Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases and exchanges should be made for investment purposes only. The Funds reserve the right to reject any specific purchase or exchange request. In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or entity acting on behalf of one or more individuals, if (i) the individual or entity makes three or more exchange requests out of any Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of the Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

Front-end Sales Charge Waivers

Front-end sales charges will not apply if you are buying Class A shares with proceeds from the following sources:

1.   Redemptions from any Aeltus-advised Fund if you:

     [bullet] Originally paid a front-end sales charge on the shares; [bullet] Reinvest the money within 60 days of the redemption date; and [bullet] Reinvest the money in the same class of shares.

2.   Redemptions from other mutual funds if you:

     [bullet] Originally paid a front-end sales charge on the shares; [bullet] Reinvest the money within 30 days of the redemption date; and [bullet] Reinvest the money in the same class of shares.

The Fund's front-end sales charges will also not apply to Class A purchases by:

3. Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either directly in any Fund or indirectly through an unregistered separate account sponsored by Aetna Life Insurance and Annuity Company (Aetna) or any affiliate thereof.

4. Certain trust companies and bank trust departments agreeing to invest in the Fund over a 13-month period at least $1 million of assets over which the trust companies and bank trust departments have full or shared investment discretion.

5. Certain retirement plans that are sponsored by an employer with at least 25 employees and either (a) have plan assets of $1 million or more or (b) agree to invest at least $500,000 in the Fund over a 13-month period.

6. Broker-dealers, registered investment advisers and financial planners that have entered into a selling agreement with ACI (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares) on behalf of clients participating in advisory fee programs.

7. Current employees of broker-dealers and financial institutions that have entered into a selling agreement with ACI (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares) and their immediate family members, as allowed by the internal policies of their employer.

8. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer.

9. Shareholders of the Adviser Class at the time such shares were redesignated as Class A shares.

Contingent Deferred Sales Charge

Certain Class A shares, all Class B shares and all Class C shares (except for Money Market) are subject to a CDSC, as described in the Prospectus. There is no CDSC imposed on:

[bullet] redemptions of shares purchased through reinvestment of dividends or capital gains distributions;
[bullet] shares purchased more than two years (in the case of Class A shares), six years (in the case of Class B shares) or eighteen months (in the case of Class C shares) prior to the redemption; and
[bullet]   redemptions of Money Market Class A and Class C shares unless:
           [bullet] those shares were purchased through an exchange from another Fund within two years (in the case of Class A shares) or eighteen months (in the case of Class C shares) prior to the redemption; and
           [bullet] the original purchase of the shares exchanged was subject to a CDSC.

CDSC Waivers

The CDSC will be waived for:

[bullet]   Exchanges to other Funds of the same class;
[bullet] Redemptions following the death or disability of the shareholder or beneficial owner;
[bullet] Redemptions related to certain distributions from retirement plans or accounts which are permitted without penalty pursuant to the Internal Revenue Code.
[bullet]   Tax-free returns of excess contributions from employee benefit plans;
[bullet] Distributions from employee benefit plans, including those due to plan termination or plan transfer; and
[bullet] Redemptions made in connection with the Automatic Cash Withdrawal Plan (see Shareholder Services and Other Features), provided that such redemptions:

           [bullet] are limited annually to no more than 12% of the original account value;
           [bullet] are made in equal monthly amounts, not to exceed 1% per month; and
           [bullet] the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $10,000.

Letter of Intent

You may qualify for a reduced sales charge when you buy Class A shares (other than Money Market), as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Company a signed shareholder application with the Letter of Intent section completed. After the Letter of Intent is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent. Sales charge reductions based on purchases in more than one Fund will be effective only after notification to ACI that the investment qualifies for a discount. Your holdings in the Company (other than Money Market shares) acquired more than 90 days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13-month period, except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. If you execute a Letter of Intent before a change in the sales charge structure of the Company, you may complete the Letter of Intent at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter of Intent was filed.

Five percent (5%) of the amount of the total intended purchase will be reserved in Class A shares of the Company registered in your name until you fulfill the Letter of Intent. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter of Intent, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter of Intent and are in an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by ACI and the securities dealer through whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference will be applied to the purchase of additional shares in an amount equivalent to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter of Intent, you will remit to ACI an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

If a Letter of Intent is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Company (other than Money Market) under the Letter of Intent. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter of Intent.

Right of Accumulation/Cumulative Quantity Discount

A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares (excluding Money Market) of the Funds already owned. To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your other Class A shares (excluding Money Market), as well as those Class A shares (excluding Money Market) of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A shares (excluding Money Market) of the Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A shares (excluding Money Market) of the Funds to determine the front-end sales charge that applies.

To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to the Company when making direct cash investments.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of the Funds and of other investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Funds' portfolio transactions, subject to Aeltus' duty to obtain best execution.

Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Fund. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Funds and other investment companies, services related to the execution of trades in a Fund's securities and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Company personnel with respect to computerized systems and data furnished to the Funds as a component of other research services. Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers who provide additional services to Aeltus.

Research services furnished by brokers through whom the Funds effect securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus to benefit the Funds.

Consistent with federal law, Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Funds.

The Funds have not effected, and have no present intention of effecting, any brokerage transactions in portfolio securities with Aeltus or any other affiliated person of the Company.

A Fund and another advisory client of Aeltus or Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Fund and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

Brokerage commissions were paid as follows:

                                    For Year Ended            For Year Ended            For Year Ended
Fund Name                           Oct. 31, 1998             Oct. 31, 1997             Oct. 31, 1996
---------                           -------------             -------------             -------------
Growth
International
Mid Cap*
Small Company
Value Opportunity**
Balanced
Growth and Income
Real Estate**
Bond Fund
Aetna Government Fund
High Yield**
Money Market


                                       45

Index Plus Bond*
Index Plus Large Cap***
Index Plus Mid Cap****
Index Plus Small Cap****
Ascent
Crossroads
Legacy

    *Mid Cap and Index Plus Bond commenced operations on February 4, 1998. **Value Opportunity, Real Estate and High Yield commenced operations on
     February 2, 1998.
  ***Index Plus Large Cap commenced operations December 10, 1996.
 ****Index Plus Mid Cap and Index Plus Small Cap commenced operations on
     February 3, 1998.

For the fiscal year ended October 31, 1998, commissions in the amounts listed below were paid with respect to portfolio transactions directed to certain brokers because of research services:

Company Name                                Commissions Paid on Total Transactions
------------                                -------------------------------------=
Growth
International
Mid Cap*
Small Company
Value Opportunity**
Balanced
Growth and Income
Real Estate**
Bond Fund
Aetna Government Fund
High Yield**
Money Market
Index Plus Bond*
Index Plus Large Cap
Index Plus Mid Cap***
Index Plus Small Cap***
Ascent
Crossroads
Legacy

  *Mid Cap and Index Plus Bond commenced operations on February 4, 1998. **Value Opportunity, Real Estate and High Yield commenced operations on
   February 2, 1998.
***Index Plus  Mid Cap and Index Plus Small Cap commenced operations on
   February 3, 1998.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Board has also adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, a Fund. The Code of Ethics allows trades to be made in securities that may be held by a Fund. However, it prohibits a person from taking advantage of

Fund trades or from acting on inside information. Aeltus also has adopted a Code of Ethics, which the Board reviews annually.

                        SHAREHOLDER ACCOUNTS AND SERVICES

Systematic Investment

The Systematic Investment feature, using the EFT capability, allows you to make automatic monthly investments in any Fund. On the application, you may select the amount of money to be moved and the Fund in which it will be invested. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectuses. Thereafter, the minimum monthly Systematic Investment is currently $50 per Fund, and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared, which may take up to 12 calendar days.

Shareholder Information

The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

Automatic Cash Withdrawal Plan

A CDSC may be applied to withdrawals made under this plan. The Automatic Cash Withdrawal Plan permits you to have payments of $100 or more automatically transferred from a Fund to your designated bank account on a monthly basis. To enroll in this plan, you must have a minimum balance of $10,000 in a Fund. Your automatic cash withdrawals will be processed on a regular basis beginning on or about the first day of the month. There may be tax consequences associated with these transactions. Please consult your tax adviser.

Checkwriting Service

Checkwriting is available with Class A, Class C and Class I shares of Money Market. If the amount of the check is greater than the value of your shares, the check will be returned unpaid. In addition, checks written against shares purchased by check or Systematic Investment during the preceding 12 calendar days will be returned unpaid due to uncollected funds. You may select the checkwriting service by indicating your election on the application or by calling (800) 367-7732. All notices with respect to checks must be given to the transfer agent.

Cross Investing

     Dividend Investing You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.

     Systematic Exchange You may establish an automatic exchange of shares from one Fund to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Cross investing may only be made in a Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call (800) 367-7732.

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a signature guarantee for redemption requests in amounts in excess of $25,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a signature guarantee with your written redemption instructions regardless of the amount of redemption.

The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request. You can obtain a signature guarantee from any one of the following institutions: a national or state bank (or savings bank in New York or Massachusetts only); a trust company; a federal savings and loan association; or a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges. Please note that signature guarantees are not provided by notaries public.

                                 NET ASSET VALUE

Securities of the Funds are generally valued by independent pricing services which have been approved by the Board. The values for equity securities traded on registered securities exchanges are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the mean of the last bid and asked price if current market quotations are not readily available. Short-term debt securities that have a maturity date of more than sixty days and long-term debt securities are valued at the mean of the last bid and asked price of such securities obtained from a broker who is a market-maker in the securities or a service providing quotations based upon the assessment of market-makers in those securities. Short-term debt securities maturing in sixty days or less at the date of purchase, and all securities in Money Market, will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting each Fund. No attempt is made to present a detailed explanation of the tax treatment of each Fund and no explanation is provided with respect to the tax treatment of any Fund shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

If more than 50% of International's total assets at the close of its fiscal year consist of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Internal Revenue Service (IRS) pursuant to which shareholders will be required to include their pro rata portions of foreign taxes paid by the Fund as income received by them. Shareholders may then either deduct such pro rata portion in computing their taxable income or use them as foreign tax credits against their U.S. income taxes. If International makes such an election, it will report annually to each shareholder the amount of foreign taxes to be included in income and then either deducted or credited. Alternatively, if the amount of foreign taxes paid by International is not large enough to warrant its making such an election, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case shareholders would not be required to include any amount of foreign taxes paid by the International in their income and would not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount tax credit for taxes paid by the Fund.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for each class of shares including the yield and effective yield of Money Market, the yield of Bond Fund, Aetna Government Fund, High Yield and Index Plus Bond and the total return of all Funds, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Yields

Current yield for Money Market will be based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)(365/7)] - 1

The yield and effective yield for Money Market for the seven days ended October 31, 1998 were ____% and ____%, respectively.

30-Day Yield for Certain Non-Money Market Funds

Quotations of yield for Bond Fund, Aetna Government Fund, High Yield and Index Plus Bond will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)(6) - 1]
                                      -----
                                       cd
Where:

a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

For the 30-day period ended October 31, 1998:

                                                     Yield                               Effective Yield
    Name of Fund                        Class A                Class I           Class A              Class I
    ------------                        -------                -------           -------              -------
Bond Fund
Aetna Government Fund
High Yield
Index Plus Bond

Average Annual Total Return

Quotations of average annual total return for any Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over a period of one, five and ten years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

                                 P(1 + T)(n) = ERV

Where:
P = a hypothetical initial payment of $1,000
T = an average annual total return
n = the number of years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

The Company may also from time to time include in such advertising a total return figure for Class A, Class B and/or Class C that is not calculated according to the formula set forth above. Specifically, the Company may include performance for Class A that does not take into account payment of the applicable front-end sales load, or the Company may include performance for Class B or Class C that does not take into account the imposition of the applicable CDSC.

All the following figures are based on actual investment performance.

In February 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to the Class A inception date, Class A performance is calculated by using the performance of Class I (formerly Select Class) shares and deducting the Class A front-end sales load and internal fees and expenses of the Adviser Class. In June 1998, the Funds introduced Class C shares. For periods prior to the Class C inception date, Class C performance is calculated using the performance of Class I (formerly Select Class) shares, and deducting the internal fees and expenses applicable to the Class C shares. CDSC applies for all shares redeemed prior to the end of the first eighteen months of ownership. The 1-year returns without CDSC are net of fund expenses only, and do not deduct a CDSC. In March 1999, the Funds introduced Class B shares. For periods prior to the Class B inception date, Class B performance is calculated using the performance of Class I (formerly Select Class) shares, and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with a CDSC reflect the deduction of the applicable CDSC, as described in the Prospectus. The returns without CDSC are net of fund expenses only, and do not deduct a CDSC. Neither a front-end sales load nor a CDSC applies to Money Market (except that the CDSC applies to Class B shares of Money Market).

Total Return Quotations as of October 31, 1998:
-----------------------------------------------
Class I

            Fund Name                  1 Year               5 Years              Since Inception         Inception Date*
Money Market                                                                                                  1/3/92
Aetna Government Fund                                                                                         1/4/94
Bond Fund                                                                                                     1/3/92
Balanced                                                                                                      1/3/92
Growth and Income                                                                                             1/3/92
Growth                                                                                                        1/4/94
Index Plus Large Cap                                                                                         12/10/96
Small Company                                                                                                 1/4/94
International                                                                                                 1/3/92
Ascent Fund                                                                                                   1/4/95
Crossroads Fund                                                                                               1/4/95
Legacy Fund                                                                                                   1/4/95
High Yield                                                                                                    2/2/98
Index Plus Bond                                                                                               2/4/98
Index Plus Mid Cap                                                                                            2/3/98
Index Plus Small Cap                                                                                          2/3/98

                                       52

Mid Cap                                                                                                       2/4/98
Real Estate                                                                                                   2/2/98
Value Opportunity                                                                                             2/2/98

Class A  (assuming payment of the front-end sales load)

            Fund Name                  1 Year               5 Years              Since Inception         Inception Date*
Aetna Government Fund                                                                                         1/4/94
Bond Fund                                                                                                     1/3/92
Balanced                                                                                                      1/3/92
Growth and Income                                                                                             1/3/92
Growth                                                                                                        1/4/94
Index Plus Large Cap                                                                                         12/10/96
Small Company                                                                                                 1/4/94
International                                                                                                 1/3/92
Ascent Fund                                                                                                   1/4/95
Crossroads Fund                                                                                               1/4/95
Legacy Fund                                                                                                   1/4/95
High Yield                                                                                                    2/2/98
Index Plus Bond                                                                                               2/4/98
Index Plus Mid Cap                                                                                            2/3/98
Index Plus Small Cap                                                                                          2/3/98
Mid Cap                                                                                                       2/4/98
Real Estate                                                                                                   2/2/98
Value Opportunity                                                                                             2/2/98

Class A  (without payment of the front-end sales load)

            Fund Name                  1 Year               5 Years              Since Inception         Inception Date*
Money Market                                                                                                  1/3/92
Aetna Government Fund                                                                                         1/4/94
Bond Fund                                                                                                     1/3/92
Balanced                                                                                                      1/3/92
Growth and Income                                                                                             1/3/92
Growth                                                                                                        1/4/94
Index Plus Large Cap                                                                                         12/10/96
Small Company                                                                                                 1/4/94
International                                                                                                 1/3/92
Ascent Fund                                                                                                   1/4/95
Crossroads Fund                                                                                               1/4/95
Legacy Fund                                                                                                   1/4/95
High Yield                                                                                                    2/2/98
Index Plus Bond                                                                                               2/4/98
Index Plus Mid Cap                                                                                            2/3/98
Index Plus Small Cap                                                                                          2/3/98
Mid Cap                                                                                                       2/4/98
Real Estate                                                                                                   2/2/98
Value Opportunity                                                                                             2/2/98

Class B  (assuming payment of the CDSC)

            Fund Name              1 Year           5 Years                  Since Inception             Inception Date*
Money Market                                                                                                  1/3/92
Aetna Government Fund                                                                                         1/4/94
Bond Fund                                                                                                     1/3/92
Balanced                                                                                                      1/3/92
Growth and Income                                                                                             1/3/92
Growth                                                                                                        1/4/94
Index Plus Large Cap                                                                                         12/10/96
Small Company                                                                                                 1/4/94
International                                                                                                 1/3/92
Ascent Fund                                                                                                   1/4/95
Crossroads Fund                                                                                               1/4/95
Legacy Fund                                                                                                   1/4/95
High Yield                                                                                                    2/2/98
Index Plus Bond                                                                                               2/4/98
Index Plus Mid Cap                                                                                            2/3/98
Index Plus Small Cap                                                                                          2/3/98
Mid Cap                                                                                                       2/4/98
Real Estate                                                                                                   2/2/98
Value Opportunity                                                                                             2/2/98

Class B  (without payment of the CDSC)

            Fund Name                  1 Year               5 Years              Since Inception         Inception Date*
Money Market                                                                                                  1/3/92
Aetna Government Fund                                                                                         1/4/94
Bond Fund                                                                                                     1/3/92
Balanced                                                                                                      1/3/92
Growth and Income                                                                                             1/3/92
Growth                                                                                                        1/4/94
Index Plus Large Cap                                                                                         12/10/96
Small Company                                                                                                 1/4/94
International                                                                                                 1/3/92
Ascent Fund                                                                                                   1/4/95
Crossroads Fund                                                                                               1/4/95
Legacy Fund                                                                                                   1/4/95
High Yield                                                                                                    2/2/98
Index Plus Bond                                                                                               2/4/98
Index Plus Mid Cap                                                                                            2/3/98
Index Plus Small Cap                                                                                          2/3/98
Mid Cap                                                                                                       2/4/98
Real Estate                                                                                                   2/2/98
Value Opportunity                                                                                             2/2/98

Class C  (assuming payment of the CDSC)

            Fund Name              1 Year           5 Years                  Since Inception             Inception Date*
Aetna Government Fund                                                                                         1/4/94
Bond Fund                                                                                                     1/3/92


                                       54

Balanced                                                                                                      1/3/92
Growth and Income                                                                                             1/3/92
Growth                                                                                                        1/4/94
Index Plus Large Cap                                                                                         12/10/96
Small Company                                                                                                 1/4/94
International                                                                                                 1/3/92
Ascent Fund                                                                                                   1/4/95
Crossroads Fund                                                                                               1/4/95
Legacy Fund                                                                                                   1/4/95
High Yield                                                                                                    2/2/98
Index Plus Bond                                                                                               2/4/98
Index Plus Mid Cap                                                                                            2/3/98
Index Plus Small Cap                                                                                          2/3/98
Mid Cap                                                                                                       2/4/98
Real Estate                                                                                                   2/2/98
Value Opportunity                                                                                             2/2/98

Class C  (without payment of the CDSC)

            Fund Name                  1 Year               5 Years              Since Inception         Inception Date*
Money Market                                                                                                  1/3/92
Aetna Government Fund                                                                                         1/4/94
Bond Fund                                                                                                     1/3/92
Balanced                                                                                                      1/3/92
Growth and Income                                                                                             1/3/92
Growth                                                                                                        1/4/94
Index Plus Large Cap                                                                                         12/10/96
Small Company                                                                                                 1/4/94
International                                                                                                 1/3/92
Ascent Fund                                                                                                   1/4/95
Crossroads Fund                                                                                               1/4/95
Legacy Fund                                                                                                   1/4/95
High Yield                                                                                                    2/2/98
Index Plus Bond                                                                                               2/4/98
Index Plus Mid Cap                                                                                            2/3/98
Index Plus Small Cap                                                                                          2/3/98
Mid Cap                                                                                                       2/4/98
Real Estate                                                                                                   2/2/98
Value Opportunity                                                                                             2/2/98

---------------
* The inception dates above represent the commencement of investment operations, which may not coincide with the effective date of the post-effective amendment to the registration statement through which the Funds was added.

Performance information for a Fund may be compared, in reports and promotional literature, to: (a) the Standard & Poor's 500 Stock Index (S&P 500), the Russell 2000 Index, the Russell 3000 Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Intermediate Government Bond Index, Merrill Lynch High Yield Index, Dow Jones Industrial Average (DJIA), or other indices that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Lipper Analytical Services, a widely used independent research firm that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund; and (d) the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index.

From time to time sales materials and advertisements may include comparisons of the cost of borrowing a specific amount of money at a given loan rate over a set period of time to the cost of a monthly investment program, over the same time period, which earns the same rate of return. The comparison may involve historical rates of return on a given index, or may involve performance of any of the Funds.

                              FINANCIAL STATEMENTS

The Financial Statements and the independent auditors' reports thereon shall be incorporated by reference in this Statement by amendment. The Companies' Annual Reports are available upon request and without charge by calling (800) 367-7732.



ASF(S)-  Aetna Series Fund, Inc.            Statement of Additional Information
SAI.SERIES-98

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits


         (a.1)        Articles of Amendment and Restatement (September 2,
                      1997)(1)
         (a.2)        Articles of Amendment (October 29, 1997)(2)
         (a.3)        Articles Supplementary (October 29, 1997)(2)
         (a.4)        Articles of Amendment (January 26, 1998)(3)
         (a.5)        Articles Supplementary (June 25, 1998)(4)
         (a.6)        Articles Supplementary*
         (b)          By-laws (as amended September 13, 1994)(5)
         (c)          Instruments Defining Rights of Holders (set forth in the
                      Articles of Amendment and Restatement)(1)
         (d.1)        Investment Advisory Agreement between Aeltus Investment
                      Management, Inc. and Aetna Series Fund, Inc., on behalf of
                      Aetna Balanced Fund, Aetna Bond Fund, Aetna Growth Fund,
                      Aetna Growth and Income Fund, Aetna Government Fund, Aetna
                      Index Plus Large Cap Fund, Aetna International Fund, Aetna
                      Money Market Fund, Aetna Small Company Fund, Aetna Ascent
                      Fund, Aetna Crossroads Fund, Aetna Legacy Fund, Aetna High
                      Yield Fund, Aetna Index Plus Bond Fund, Aetna Index Plus
                      Mid Cap Fund, Aetna Index Plus Small Cap Fund, Aetna Mid
                      Cap Fund, Aetna Real Estate Securities Fund, and Aetna
                      Value Opportunity Fund(3)
         (d.2)        Subadvisory Agreement between Aeltus Investment
                      Management, Inc., Aetna Series Fund, Inc., on behalf of
                      its Aetna Value Opportunity Fund, and Bradley, Foster &
                      Sargent, Inc.(6)
         (e.1)        Underwriting Agreement between Aeltus Capital, Inc. and
                      Aetna Series Fund, Inc.(3)
         (e.2)        Master Selling Dealer Agreement(3)
         (f)          Directors' Deferred Compensation Plan(1)
         (g.1)        Custodian Agreement - Mellon Bank, N.A. (September 1,
                      1992)(5)
         (g.2)        Amendment to Custodian Agreement - Mellon Bank, N.A. (May
                      11, 1994)(2)
         (g.3)        Amendment to Custodian Agreement - Mellon Bank, N.A.
                      (September 14, 1994)(5)
         (g.4)        Amendment to Custodian Agreement - Mellon Bank, N.A.
                      (October 11, 1996)(7)
         (g.5)        Amendment to Custodian Agreement - Mellon Bank, N.A.
                      (January 29, 1998)(3)
         (g.6)        Custodian Agreement - Brown Brothers Harriman & Company
                      (Aetna International Fund) (December 12, 1991)(8)
         (h.1)        Administrative Services Agreement between Aeltus
                      Investment Management, Inc. and Aetna Series Fund, Inc. on behalf of Aetna Balanced Fund, Aetna Bond Fund, Aetna
                      Growth Fund, Aetna Growth and Income Fund, Aetna
                      Government Fund, Aetna Index Plus Large Cap Fund, Aetna
                      International Fund, Aetna Money Market Fund, Aetna Small
                      Company Fund, Aetna Ascent Fund, Aetna Crossroads Fund,

                      Aetna Legacy Fund, Aetna High Yield Fund, Aetna Index Plus
                      Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna Index Plus
                      Small Cap Fund, Aetna Mid Cap Fund, Aetna Real Estate
                      Securities Fund, and Aetna Value Opportunity Fund(3)
         (h.2)        License Agreement(5)
         (h.3)        Transfer Agent Agreement(4)
         (h.4)        Amendment No. 1 to the Transfer Agency and Services
                      Agreement
         (h.5)        Amendment No. 2 to the Transfer Agency and Services
                      Agreement
         (i)          Opinion and Consent of Counsel
         (j)          Consent of Independent Auditors*
         (k)          Not applicable
         (l)          Initial Capital Agreement
         (m.1)        Distribution Plan (Class A)(3)
         (m.2)        Distribution Plan (Class C)(3)
         (m.3)        Form of Distribution Plan (Class B)
         (m.4)        Shareholder Service Plan (Class C)(3)
         (m.5)        Shareholder Service Plan (Class B)
         (n)          Financial Data Schedules*
         (o)          Multiple Class Plan
         (p.1)        Power of Attorney (November 6, 1998)
         (p.2)        Authorization for Signatures(9)

   *To be filed
1. Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on January 16, 1998.
2. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A, (File No. 33-41694), as filed with the Securities and Exchange Commission on November 3, 1997.
3. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, (File No. 33-41694), as filed with the Securities and Exchange Commission on April 24, 1998.
4. Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on June 29, 1998.
5. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-1A, (File No. 33-85620), as filed with the Securities and Exchange Commission on June 28, 1995.
6. Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on September 30, 1998.
7. Incorporated herein by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on December 10, 1996.

8. Incorporated herein by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on September 20, 1996.
9. Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control

       Registrant is a Maryland corporation for which separate financial statements are filed. As of November 30, 1998, Aetna Life Insurance and Annuity Company ("Aetna"), and its affiliates, had the following interest in the series of the Registrant, through direct ownership or through one of Aetna's separate accounts:

                                                                       % Aetna
                                             ------------------------------------------------------------
                                                       Class I             Class A           Class C
                                                       -------             -------           -------
Aetna Bond Fund                                        52.08%                                 27.04%
Aetna Government Fund                                  87.75%                                 87.11%
Aetna High Yield Fund                                  99.52%              38.11%             41.11%
Aetna Index Plus Bond Fund                             99.97%              35.35%             49.02%
Aetna Index Plus Large Cap Fund                        63.91%                                  7.38%
Aetna Index Plus Mid Cap Fund                          99.54%              36.96%             47.82%
Aetna Index Plus Small Cap Fund                        99.27%              19.73%             43.97%
Aetna International Fund                               23.05%              50.27%             53.39%
Aetna Mid Cap Fund                                     99.03%              76.81%             95.61%
Aetna Money Market Fund                                46.13%                                  5.29%
Aetna Real Estate Securities Fund                      98.43%              30.79%             75.89%
Aetna Small Company Fund                               68.32%                                  7.46%
Aetna Value Opportunity Fund                           97.95%              19.68%             83.31%
Aetna Ascent Fund                                      89.79%                                 65.94%
Aetna Crossroads Fund                                  94.67%                                 46.82%
Aetna Legacy Fund                                      92.04%                                 34.87%
Aetna Growth Fund                                      14.20%                                 23.39%
Aetna Growth and Income Fund                           11.69%                                 12.66%
Aetna Balanced Fund                                    13.74%                                 38.56%

       Aetna is an indirect wholly owned subsidiary of Aetna Inc.

       A list of all persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically with the Securities and Exchange Commission on December 14, 1998.

Item 25. Indemnification

       Article 12, Section (d) of the Registrant's Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on November 3, 1997, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by Gulf Insurance Company which expires October 1, 1999.

       Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on April 24, 1998, provides for indemnification of the Administrator.

       Section 8 of the Underwriting Agreement, incorporated herein by reference to Exhibit (e.1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on April 24, 1998, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 26.  Business and Other Connections of Investment Adviser

       The investment adviser, Aeltus Investment Management, Inc. ("Aeltus"), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as investment adviser and administrator for Aetna Series Fund, Inc., Aeltus acts as investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (the "1940 Act")). It also acts as investtment adviser to certain private accounts.

       The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

------------------------------ ----------------------------------- ------------------------------------------------------
Name                           Positions and Offices               Other Principal Position(s) Held
----                           with Investment Adviser             Since Oct. 31, 1996/Addresses*
                               -----------------------             ------------------------------

------------------------------ ----------------------------------- ------------------------------------------------------
John Y. Kim                    Director, President, Chief          Director (since February 1995) -- Aetna Life
                               Executive Officer, Chief            Insurance and Annuity Company; Senior Vice President
                               Investment Officer                  (since September 1994) -- Aetna Life Insurance and
                                                                   Annuity Company.


------------------------------ ----------------------------------- ------------------------------------------------------
Name                           Positions and Offices               Other Principal Position(s) Held
----                           with Investment Adviser             Since Oct. 31, 1996/Addresses*
                               -----------------------             ------------------------------

------------------------------ ----------------------------------- ------------------------------------------------------

J. Scott Fox                   Director, Managing Director,        Vice President (since April 1997) -- Aetna
                               Chief Operating Officer, Chief      Retirement Services, Inc.; Director and Senior Vice
                               Financial Officer                   President (March 1997 - February 1998) -- Aetna Life
                                                                   Insurance and Annuity Company; Managing Director,
                                                                   Chief Operating Officer, Chief Financial Officer,
                                                                   Treasurer (April 1994 - March 1997 -- Aeltus
                                                                   Investment Management, Inc.

Thomas J. McInerney            Director                            President (since August 1997) -- Aetna Retirement
                                                                   Services, Inc.; Director and President (since
                                                                   September 1997) -- Aetna Life Insurance and Annuity
                                                                   Company; Executive Vice President (since August
                                                                   1997) -- Aetna Inc.; Vice President, Strategy (March
                                                                   1997 - August 1997) -- Aetna Inc.; Vice President,
                                                                   Marketing and Sales (December 1996 - March 1997) --
                                                                   Aetna U.S. Healthcare; Vice President, National
                                                                   Accounts (April 1996 - December 1996) -- Aetna U.S.
                                                                   Healthcare.

Catherine H. Smith             Director                            Chief Financial Officer (since February 1998) --
                                                                   Aetna Retirement Services, Inc.; Director, Senior
                                                                   Vice President and Chief Financial Officer (since
                                                                   February 1998) -- Aetna Life Insurance and Annuity
                                                                   Company; Vice President, Strategy, Finance and
                                                                   Administration, Financial Relations (September 1996
                                                                   - February 1998) -- Aetna Inc.

Lennart A. Carlson             Managing Director, Fixed Income     Managing Director (since January 1996) -- Aeltus
                               Investments                         Trust Company.

Steven C. Huber                Managing Director, Fixed Income     Managing Director (since August 1996) -- Aeltus
                               Investments                         Trust Company.


------------------------------ ----------------------------------- ------------------------------------------------------
Name                           Positions and Offices               Other Principal Position(s) Held
----                           with Investment Adviser             Since Oct. 31, 1996/Addresses*
                               -----------------------             ------------------------------

------------------------------ ----------------------------------- ------------------------------------------------------
Brian K. Kawakami              Vice President, Chief Compliance    Chief Compliance Officer & Director (since January
                               Officer                             1996) -- Aeltus Trust Company; Chief Compliance
                                                                   Officer (since August 1993) -- Aeltus Capital, Inc.

Neil Kochen                    Managing Director, Product          Managing Director (since April 1996) -- Aeltus Trust
                               Development                         Company; Managing Director (since August 1996) --
                                                                   Aeltus Capital, Inc.

Frank Litwin                   Managing Director, Retail           Vice President, Strategic Marketing (April, 1992 -
                               Marketing and Sales                 August, 1997) -- Fidelity Investments Institutional
                                                                   Services Company.

Kevin M. Means                 Managing Director, Equity           Managing Director (since August 1996) -- Aeltus
                               Investments                         Trust Company.

L. Charles Meythaler           Managing Director, Institutional    Director (since July 1997) -- Aeltus Trust Company;
                               Marketing                           Managing Director (since June 1997) -- Aeltus Trust
                               and Sales                           Company; President (June 1993 - April 1997) -- New
                                                                   England Investment Association.

Jeanne Wong-Boehm              Managing Director, Fixed Income     Managing Director (since August 1996) -- Aeltus
                               Investments                         Trust Company.

     * Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

For information regarding Bradley, Foster & Sargent, Inc. (Bradley), the subadviser for Aetna Value Opportunity Fund, reference is made to the section entitled "Subadviser" in the Class A and C Prospectus, the Class I Prospectus and the Statement of Additional Information each dated March 1, 1999. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers of Bradley, reference is made to Bradley's current Form ADV (File No. 801-46616) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 27. Principal Underwriters

       (a)    None

       (b) The following are the directors and principal officers of Aeltus Capital, Inc., the principal underwriter of the Registrant:

Name and Principal                    Positions and Offices                          Positions and Offices
Business Address*                     with Principal Underwriter                     with Registrant
-----------------                     --------------------------                     ---------------
John Y. Kim                           Director and President                         Director

J. Scott Fox                          Director, Managing Director, Chief Operating   Director and President
                                      Officer, Chief Financial Officer

Brian K. Kawakami                     Director, Vice President, Chief Compliance     None
                                      Officer

Daniel F. Wilcox                      Vice President - Finance, and Treasurer        None

      *The principal business address of all directors and officers listed is 10
       State House Square, Hartford, Connecticut 06103-3602.

       (c) Not applicable.

Item 28. Location of Accounts and Records

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 10 State House Square, Hartford, Connecticut 06103-3602.

       Shareholder records are maintained by the transfer agent, First Data Investor Services Group, Inc., 4400 Computer Drive, Westboro, Massachusetts 01581.

Item 29.     Management Services

       Not applicable.

Item 30.     Undertakings

       Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Series Fund, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on the 17th day of December, 1998.

                                AETNA SERIES FUND, INC.
                                -------------------------------
                                Registrant

                                By J. Scott Fox*
                                   ----------------------------
                                   J. Scott Fox
                                   President

Pursuant to the requirements of the Securities Act , this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                     Title                                              Date
---------                                     -----                                              ----
J. Scott Fox*                                 President and Director                      )
-------------------------------------------   (Principal Executive Officer)               )
J. Scott Fox                                                                              )
                                                                                          )
Albert E. DePrince, Jr.*                      Director                                    )
-------------------------------------------                                               )
Albert E. DePrince, Jr.                                                                   )
                                                                                          )
Maria T. Fighetti*                            Director                                    )      December
-------------------------------------------                                               )      17, 1998
Maria T. Fighetti                                                                         )
                                                                                          )
David L. Grove*                               Director                                    )
-------------------------------------------                                               )
David L. Grove                                                                            )
                                                                                          )
John Y. Kim*                                  Director                                    )
-------------------------------------------                                               )
John Y. Kim                                                                               )
                                                                                          )
Sidney Koch*                                  Director                                    )
-------------------------------------------                                               )
Sidney Koch                                                                               )
                                                                                          )
Shaun P. Mathews*                             Director                                    )
-------------------------------------------                                               )
Shaun P. Mathews                                                                          )



Corine T. Norgaard*                           Director                                    )
-------------------------------------------                                               )
Corine T. Norgaard                                                                        )
                                                                                          )
Richard G. Scheide*                           Director                                    )
-------------------------------------------                                               )
Richard G. Scheide                                                                        )
                                                                                          )
Stephanie A. DeSisto*                         Treasurer and Chief Financial Officer       )
-------------------------------------------   (Principal Financial and Accounting         )
Stephanie A. DeSisto                          Officer)                                    )
                                                                                          )

By:   /s/ Amy R. Doberman
      -------------------
      *Amy R. Doberman
       Attorney-in-Fact

    *Executed pursuant to Power of Attorney dated November 6, 1998 and filed herein as exhibit (p.1) with the Securities and Exchange Commission.

                             Aetna Series Fund, Inc.
                                  EXHIBIT INDEX


        Exhibit No.             Exhibit                                                                          Page
        -----------             -------                                                                          ----
        99-(a.6)                Articles Supplementary                                                            *

        99-(h.4)                Amendment No. 1 to the Transfer Agency and Services Agreement              -----------------

        99-(h.5)                Amendment No. 2 to the Transfer Agency and Services Agreement for
                                DCXchange and DAZL Services                                                -----------------

        99-(i)                  Opinion and Consent of Counsel                                             -----------------

        99-(j)                  Consent of Independent Auditors                                                   *

        99-(l)                  Initial Capital Agreement                                                  -----------------

        99-(m.3)                Form of Distribution Plan (Class B)                                        -----------------

        99-(m.5)                Shareholder Services Plan (Class B)                                        -----------------

        99-(n)                  Financial Data Schedules                                                          *

        99-(o)                  Multiple Class Plan                                                        -----------------

        99-(p.1)                Power of Attorney (November 6, 1998)                                       -----------------

*To be filed